UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
Growth and Income Fund

Semiannual Report
June 30, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Growth and Income Fund during the six-month reporting period that ended June 30, 2006.

Market Review

During the first half of 2006, the overall U.S. equity markets finished in positive territory, with the S&P 500 Index returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures, and the potential for additional Federal Reserve Board rate hikes tempered returns. From a market-cap perspective, small-cap stocks outperformed their mid- and large-cap counterparts over the six-month period, with the Russell 2000, Russell Midcap, and Russell 1000 Indexes returning 8.21%, 4.84%, and 2.76%, respectively. Within the mid-cap universe, value outperformed growth, as the Russell MidCap Value Index returned 7.02% and the Russell Midcap Growth Index returned 2.56%, respectively.

Investment Objective

The Fund seeks long-term growth of capital and growth of income.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006*

	% of
Company	Net Assets	Business

Exxon Mobil Corp.	4.8%	Energy Resources
Bank of America Corp.	4.6	Large Banks
J.P. Morgan Chase & Co.	4.2	Large Banks
Pfizer, Inc.	3.9	Drugs
Washington Mutual, Inc.	3.1	Specialty Financials
ConocoPhillips	3.1	Energy Resources
Entergy Corp.	3.0	Electric Utilities
Citigroup, Inc.	2.7	Large Banks
Wells Fargo & Co.	2.5	Large Banks
McDonald’s Corp.	2.5	Restaurants

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied upon in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

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 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2006, the Fund generated a cumulative total return of 6.02%. This return compares to the 6.56% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested), over the same time period.

During the period, the Fund generated positive returns but trailed the gains in the benchmark. The Fund’s holdings in the Financials and Consumer Cyclicals sectors enhanced results, while its Technology and Energy stocks detracted from results.

In Consumer Cyclicals, auto safety provider, Autoliv, Inc., and department store retailer, J. C. Penney, Co., Inc., contributed to performance. Auto safety provider Autoliv has benefited from a low-cost labor structure. Additionally, the company has used recent free cash flow to improve its debt structure as well as to repurchase its own shares. J. C. Penney continued to perform strongly due to the company’s improved profitability and leadership. In Services, Walt Disney Co. and Comcast Corp. contributed to performance as both companies posted strong operating results across multiple business lines. We subsequently sold Walt Disney Co. to capture profits.

The Fund’s Technology holdings experienced pressures due to a combination of company-specific and sector-wide factors. Microsoft Corp. detracted from performance after the company moderated its outlook. The company also announced a shift in future spending patterns, which altered our original thesis and prompted us to sell the holding, despite its low valuation. While weak investor sentiment pressured shares of Activision, Inc., we remain positive on the long-term fundamentals for the video game maker. Within Energy, declines in natural gas prices weighed on Fund holdings, EOG Resources, Inc. and The Williams Companies, Inc. The winter of 2006 ranked as one of the warmest on record, resulting in weakness in natural gas fundamentals. Longer term, we remain positive on the prospects for these companies given their low cost structures, positive reserve trends, and disciplined management teams.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Value Portfolio Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Growth and Income Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and

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GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Growth and Income Fund invests primarily in large-capitalization U.S. equity investments and also invests in fixed income securities. The Fund’s equity investments will be subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may invest in foreign securities, which may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

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 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%

Aerospace & Defense – 1.4%
59,013	General Dynamics Corp.	$3,862,991
9,900	The Boeing Co.	810,909

		4,673,900

Biotechnology – 0.4%
21,600	Amgen, Inc.*	1,408,968

Brokers – 3.2%
90,554	Lehman Brothers Holdings, Inc.	5,899,593
21,500	Merrill Lynch & Co., Inc.	1,495,540
53,996	Morgan Stanley	3,413,087

		10,808,220

Chemicals – 1.0%
69,643	Rohm & Haas Co.	3,490,507

Computer Hardware – 3.3%
336,062	Cisco Systems, Inc.*	6,563,291
138,968	Hewlett-Packard Co.	4,402,506

		10,965,797

Computer Software – 0.8%
228,640	Activision, Inc.*	2,601,923

Diversified Energy – 1.8%
263,250	The Williams Companies, Inc.	6,149,520

Drugs – 5.2%
105,356	Abbott Laboratories	4,594,575
555,008	Pfizer, Inc.	13,026,038

		17,620,613

Electric Utilities – 7.5%
21,100	Edison International	822,900
143,127	Entergy Corp.	10,126,235
107,885	Exelon Corp.	6,131,105
39,389	FirstEnergy Corp.	2,135,278
20,900	FPL Group, Inc.	864,842
165,390	PPL Corp.	5,342,097

		25,422,457

Energy Resources – 9.1%
158,296	ConocoPhillips	10,373,137
56,867	EOG Resources, Inc.	3,943,158
264,120	Exxon Mobil Corp.	16,203,762

		30,520,057

Energy-MLP – 4.1%
81,870	Energy Transfer Partners LP	3,655,495
188,438	Enterprise Products Partners LP	4,692,106
94,266	Magellan Midstream Partners LP	3,203,159
67,937	Williams Partners LP	2,137,298

		13,688,058

Environmental & Other Services – 1.2%
111,300	Waste Management, Inc.	3,993,444

Financial Technology – 0.7%
55,246	First Data Corp.	2,488,280

Food & Beverage – 1.2%
27,329	Kraft Foods, Inc.(a)	844,466
139,326	Unilever NV	3,141,801

		3,986,267

Home Products – 1.9%
200,888	Newell Rubbermaid, Inc.	5,188,937
22,387	The Clorox Co.	1,364,935

		6,553,872

Large Banks – 14.0%
322,990	Bank of America Corp.	15,535,819
191,104	Citigroup, Inc.	9,218,857
334,070	J.P. Morgan Chase & Co.	14,030,940
127,267	Wells Fargo & Co.	8,537,070

		47,322,686

Media – 2.3%
118,500	Comcast Corp.*	3,879,690
216,756	Time Warner, Inc.	3,749,879

		7,629,569

Medical Products – 1.4%
127,422	Baxter International, Inc.	4,684,033

Mining – 0.5%
32,000	Nucor Corp.	1,736,000

Motor Vehicle – 0.7%
42,701	Autoliv, Inc.	2,415,596

Oil Services – 1.4%
32,003	Baker Hughes, Inc.	2,619,446
53,629	BJ Services Co.	1,998,216

		4,617,662

Paper & Packaging – 2.9%
75,300	International Paper Co.	2,432,190
212,784	Packaging Corp. of America	4,685,504
72,320	Plum Creek Timber Co., Inc. (REIT)	2,567,360

		9,685,054

Parts & Equipment – 1.9%
103,592	United Technologies Corp.	6,569,805

Property Insurance – 3.9%
46,826	American International Group, Inc.	2,765,075
58,528	PartnerRe Ltd.	3,748,718
67,904	The Allstate Corp.	3,716,386
46,435	XL Capital Ltd.(a)	2,846,466

		13,076,645

Regional Banks – 2.0%
147,476	KeyCorp	5,261,944
11,621	M&T Bank Corp.	1,370,348

		6,632,292

The accompanying notes are an integral part of these financial statements.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shares	Description	Value
Common Stocks – (continued)

REITs – 4.4%
70,364	Apartment Investment & Management Co. (REIT)	$3,057,316
136,300	CapitalSource, Inc.	3,197,598
65,307	Developers Diversified Realty Corp.	3,407,719
138,543	iStar Financial, Inc.	5,229,998

		14,892,631

Restaurants – 2.5%
253,500	McDonald’s Corp.	8,517,600

Retail Apparel – 2.5%
122,593	J. C. Penney Co., Inc.	8,276,254

Specialty Financials – 7.1%
75,876	AllianceBernstein Holding LP	4,639,058
89,291	American Capital Strategies Ltd.(a)	2,989,463
138,171	Apollo Investment Corp.	2,553,400
82,297	Countrywide Financial Corp.	3,133,870
229,036	Washington Mutual, Inc.(a)	10,439,461

		23,755,252

Telecom Equipment – 1.1%
179,800	Motorola, Inc.	3,622,970

Telephone – 1.9%
188,912	Verizon Communications, Inc.	6,326,663

Tobacco – 2.0%
93,377	Altria Group, Inc.	6,856,673

Transports – 0.5%
21,631	United Parcel Service, Inc. Class B	1,780,880

TOTAL COMMON STOCKS
(Cost $289,046,556)		$322,770,148

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 3.6%

Joint Repurchase Agreement Account II
$12,200,000	5.28%	07/03/2006	$12,200,000
Maturity Value: $12,205,364
(Cost $12,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $301,246,556)			$334,970,148

Shares	Description	Value
Securities Lending Collateral – 4.5%

15,105,925	Boston Global Investment Trust – Enhanced Portfolio	$15,105,925
(Cost $15,105,925)

TOTAL INVESTMENTS – 103.9%
(Cost $316,352,481)		$350,076,073

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.9)%		(13,250,331)

NET ASSETS – 100.0%		$336,825,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment information appears on page 6.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

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 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $12,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,860,000,000	5.30%	07/03/2006	$2,861,263,167

Barclays Capital PLC	1,500,000,000	5.32	07/03/2006	1,500,665,000

Bear Stearns	500,000,000	5.31	07/03/2006	500,221,250

Deutsche Bank Securities, Inc.	1,000,000,000	5.20	07/03/2006	1,000,433,333

Greenwich Capital Markets	300,000,000	5.32	07/03/2006	300,133,000

J.P. Morgan Securities, Inc.	400,000,000	5.28	07/03/2006	400,176,000

Merrill Lynch	500,000,000	5.25	07/03/2006	500,218,750

Morgan Stanley & Co.	3,000,000,000	5.25	07/03/2006	3,001,312,500

UBS Securities LLC	1,050,000,000	5.25	07/03/2006	1,050,459,375

UBS Securities LLC	475,000,000	5.30	07/03/2006	475,209,792

UBS Securities LLC	400,000,000	5.34	07/03/2006	400,178,000

Wachovia Capital Markets	250,000,000	5.26	07/03/2006	250,109,583

TOTAL	$12,235,000,000			$12,240,379,750

At June 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 11.00%, due 07/07/2006 to 04/20/2016; Federal Home Loan Mortgage Association, 3.00% to 8.50%, due 02/01/2007 to 07/01/2036; Federal National Mortgage Association, 0.00% to 10.50%, due 02/01/2007 to 07/01/2036; and U.S. Treasury Bonds, 5.00% to 7.14%, due 11/13/2008 to 10/20/2018. The aggregate market value of the collateral, including accrued interest, was $12,492,409,737.

The accompanying notes are an integral part of these financial statements.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:

Investment in securities, at value (identified cost $301,246,556)—including $14,786,120 of securities on loan	$334,970,148
Securities lending collateral, at value (cost $15,105,925)	15,105,925
Cash	1,137
Receivables:
Investment securities sold	2,986,406
Dividends and interest	440,209
Fund shares sold	34,130
Other assets	3,336

Total assets	353,541,291

Liabilities:

Payables:
Payable upon return of securities loaned	15,105,925
Fund shares repurchased	1,336,378
Amounts owed to affiliates	216,045
Accrued expenses	57,201

Total liabilities	16,715,549

Net Assets:

Paid-in capital	291,299,880
Accumulated undistributed net investment income	3,931,816
Accumulated net realized gain on investment transactions	7,870,454
Net unrealized gain on investments	33,723,592

NET ASSETS	$336,825,742

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	26,548,053
Net asset value, offering and redemption price per share	$12.69

The accompanying notes are an integral part of these financial statements.

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 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

Investment income:

Dividends(a)	$4,734,569
Interest (including securities lending income of $2,993)	183,723

Total income	4,918,292

Expenses:

Management fees	1,228,373
Transfer agent fees	65,513
Custody and accounting fees	40,073
Printing fees	32,899
Professional fees	30,762
Trustee fees	6,803
Registration fees	629
Other	6,906

Total expenses	1,411,958

Less — expense reductions	(1,090)

Net expenses	1,410,868

NET INVESTMENT INCOME	3,507,424

Realized and unrealized gain on investment transactions:

Net realized gain from investment transactions	12,820,633
Net change in unrealized gain on investments	2,487,563

Net realized and unrealized gain on investment transactions	15,308,196

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,815,620

(a)	Foreign taxes withheld on dividends were $11,743.

The accompanying notes are an integral part of these financial statements.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005
From operations:

Net investment income	$3,507,424	$5,198,685
Net realized gain on investment transactions	12,820,633	22,131,005
Payments by affiliates to reimburse certain security claims	—	9,144
Net change in unrealized gain (loss) on investments	2,487,563	(15,849,453)

Net increase in net assets resulting from operations	18,815,620	11,489,381

Distributions to shareholders:

From net investment income	—	(5,139,069)

From share transactions:

Proceeds from sales of shares	25,637,077	58,037,222
Reinvestment of dividends and distributions	—	5,139,069
Cost of shares repurchased	(20,778,851)	(32,770,160)

Net increase in net assets resulting from share transactions	4,858,226	30,406,131

TOTAL INCREASE	23,673,846	36,756,443

Net assets:

Beginning of period	313,151,896	276,395,453

End of period	$336,825,742	$313,151,896

Accumulated undistributed net investment income	$3,931,816	$424,392

Summary of share transactions:

Shares sold	2,048,372	4,906,882
Shares issued on reinvestment of dividends and distributions	—	428,971
Shares repurchased	(1,657,799)	(2,776,580)

NET INCREASE	390,573	2,559,273

The accompanying notes are an integral part of these financial statements.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from									Ratios assuming no
		investment operations									expense reductions
					Distributions
			Net		to						Ratio of		Ratio of		Ratio of
	Net asset		realized		shareholders	Net asset		Net assets	Ratio of		net investment		total		net investment
	value,	Net	and	Total from	from net	value,		at end of	net expenses		income to		expenses		income to		Portfolio
	beginning	investment	unrealized	investment	investment	end of	Total	period	to average		average		to average		average		turnover
	of period	income(a)	gain (loss)	operations	income	period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

For the Six Months Ended June 30, (Unaudited)

2006	$11.97	$0.13	$0.59	$0.72	$—	$12.69	6.02%	$336,826	0.86	%(c)	2.14	%(c)	0.86	%(c)	2.14	%(c)	32%
For the Years Ended December 31,

2005	11.71	0.21	0.25	0.46	(0.20)	11.97	3.93	313,152	0.88		1.77		0.88		1.77		46
2004	10.00	0.19	1.69	1.88	(0.17)	11.71	18.80	276,395	0.86		1.75		0.86		1.75		58
2003	8.14	0.13	1.85	1.98	(0.12)	10.00	24.36	230,316	1.02		1.44		1.20		1.26		51
2002	9.33	0.13	(1.19)	(1.06)	(0.13)	8.14	(11.34)	36,911	1.05		1.51		1.27		1.29		98
2001	10.34	0.05	(1.02)	(0.97)	(0.04)	9.33	(9.34)	40,593	1.00		0.49		1.17		0.32		48

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Notes to Financial Statements

June 30, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Growth and Income Fund (the “Fund”). The Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.

11

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning on July 1, 2005 and on a contractual basis as of April 28, 2006 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.75%

Next $1 Billion	0.68%

Over $2 Billion	0.65%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.114% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2006, GSAM made no reimbursements to the Fund.

     In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2006, custody fees were reduced by approximately $1,100.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

3. AGREEMENTS (continued)
     At June 30, 2006, amounts owed to affiliates were approximately $205,000 and $11,000 for Management and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long term securities for the six months ended June 30, 2006, were $105,435,753 and $103,128,278, respectively. For the six months ended June 30, 2006, Goldman Sachs earned approximately $4,600 of brokerage commissions from portfolio transactions executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2006, is reported parenthetically under Investment Income on the Statement of Operations. For the six months ended June 30, 2006, BGA earned approximately $600 in fees as securities lending agent. At June 30, 2006, the Fund loaned securities having a market value of $14,786,120 collateralized by cash in the amount of $15,105,925. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Fund did not have any borrowings under this facility.

13

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2005, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows.

Capital loss carryforward:(1)(2)
Expiring 2010	$(4,587,095)

Timing differences (related to the deferral of certain REIT dividends for tax purposes)	35,266

(1)	Expiration occurs on December 31 of the year indicated and utilization of these losses may be limited under the Code.

(2)	During the year ended December 31, 2005, the Fund utilized $21,855,122 of capital loss carryforwards.

     At June 30, 2006, the Fund’s aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:

Tax cost	$317,145,495

Gross unrealized gain	38,194,937
Gross unrealized loss	(5,264,359)

Net unrealized security gain	$32,930,578

     The difference between book-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and return of capital distributions from underlying fund investments. The cumulative timing differences consist of deferred income distributions from underlying fund investments.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Fund, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.

     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Fund is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

8. OTHER MATTERS (continued)

New Accounting Pronouncement — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

15

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

The Trustees oversee the management of Goldman Sachs Variable Insurance Trust (the “Trust”), and review the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Fund.

The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 15, 2006 (the “Annual Contract Meeting”).

To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Fund’s investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 15, 2005, February 8, 2006 and May 10, 2006. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Fund’s investment performance; (b) the Fund’s management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses of the Fund that exceed a specified level; (d) the Investment Adviser’s potential economies of scale and the breakpoints for the fees payable by the Fund under the Management Agreement; (e) the relative expense level of the Fund; (f) the Investment Adviser’s profitability with respect to the Trust and the Fund; (g) information on the advisory fees charged by the Investment Adviser to institutional accounts; (h) the quality of the non-advisory services provided to the Fund; (i) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (j) an evaluation of Trustees’ the contract review process provided by an outside third party; and (k) information on the processes followed by the third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Fund.

At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds since 2003; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, distribution, portfolio brokerage and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Fund’s other service providers, including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Fund’s investment performance, fees and expenses, including the Fund’s expense trends over time and the breakpoints in the contractual fee rate under the Management Agreement approved in 2005.

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended other sessions at which the Trustees reviewed the commission rates paid by the Fund on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees that are payable by the Fund on its Service Share Class. Information was also provided to the Trustees relating to the Fund’s portfolio turnover, revenue sharing by the Investment Adviser, portfolio manager compensation, the alignment of the interests of the Fund and the portfolio managers, the number and types of accounts managed by the portfolio managers, and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.

The presentations made at the Contract Review Committee meetings and the Annual Contract Meeting encompassed the Fund and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for the Fund and these other mutual fund portfolios were approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to the Fund separately.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Fund. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Fund in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Fund invests; (c) compliance reports; and (d) expenses borne by the Fund. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.

In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Fund by the Investment Adviser and its affiliates. These services include services as the Fund’s transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of the Fund’s portfolio securities transactions. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Fund and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser, including education and training initiatives.

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees also considered the investment performance of the Fund and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Fund to the performance of other SEC-registered funds and to rankings and ratings issued by the Outside Data Provider. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. This information on the Fund’s investment performance was provided for one, three and five year periods. In addition, the Trustees considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies, as well as in light of periodic analyses of its quality and risk profile. In addition, the Trustees considered whether the Fund had operated within its investment policies, and its record of compliance with its investment limitations. The Trustees believed that the Fund was providing investment performance within a competitive range for long-term investors.

The Board of Trustees also considered the contractual fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Fund and the Fund’s total operating expense ratios (before and after expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Fund’s fee rates and total operating expense ratios were prepared by the Outside Data Provider.

More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee rates to a relevant peer group and a category universe; an expense analysis which compared the Fund’s expenses to a peer group and a category universe; and a five-year history comparing the Fund’s expenses to the category average. The analyses also compared the Fund’s transfer agency fees, custody and accounting fees and other expenses to a peer group and median. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Fund. In addition, the Trustees considered the Investment Adviser’s voluntary undertaking to limit the Fund’s total expense ratio (excluding certain expenses) to a specified level.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Board of Trustees also considered the breakpoints in the contractual fee rate under the Management Agreement for the Fund that were approved in 2005, which had been implemented at the following annual percentages of the average daily net assets of the Fund:

0.75% on the first $1 billion, 0.68% over $1 billion up to $2 billion and 0.65% over $2 billion.

In approving these new fee breakpoints, the Trustees had reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Fund and its shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Fund; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. Upon reviewing these matters again at the Annual Contract Meeting in 2006, the Trustees continued to believe that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels.

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Fund as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Fund. In this regard, the Trustees noted that the Investment Adviser had adopted a policy to cease obtaining third party non-broker research based on the Fund’s brokerage transactions. They also noted that during the past year the Fund had created a new share class, Service Shares, with a distribution and service plan under which an affiliate of the Investment Adviser would receive fees.

In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Fund. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.

After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Fund were reasonable in light of the services provided by the Investment Adviser, its costs and the Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending	6 months
	Account Value	Account Value	ended
	1/1/06	6/30/06	6/30/06*

Actual	$1,000	$1,060.20	$4.40
Hypothetical 5% return	1,000	1,020.52 +	4.32

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratio for the period was 0.86%.
+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

20

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter V. Bonanno, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio,which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Growth and Income Fund.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: August 18, 2006

VITG&ISAR/06-1200/08-06/41.3K

Goldman
Sachs Variable Insurance Trust

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005

Structured U.S. Equity Fund

Semiannual Report
June 30, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Structured U.S. Equity Fund during the six-month reporting period that ended June 30, 2006.

Market Review

The S&P 500 Index returned 2.71% in the first half of 2006. Eight of the ten sectors in the Index posted positive results in the first half of the year, led by the Energy (+13.7%) and Telecommunication Services (+12.0%) sectors. The Energy sector also contributed the most (weight times performance) to Index gains. From an investment style perspective, the Russell 1000 Value Index (+6.56%) outperformed the Russell 1000 Growth Index (-0.93%) in the first half of the year. From a market cap perspective, small-cap stocks outperformed mid-and large-cap stocks, with the Russell 2000, Russell MidCap and Russell 1000 Indexes returning 8.21%, 4.84%, and 2.76%, respectively.

Investment Objective

The Fund seeks long-term capital growth and dividend income.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006*

	% of
Company	Net Assets	Business

Bank of America Corp.	3.4%	Banks
General Electric Co.	3.3	Industrial Conglomerates
Pfizer, Inc.	3.1	Pharmaceuticals
Procter & Gamble Co.	3.0	Household Products
J.P. Morgan Chase & Co.	2.9	Diversified Financials
Cisco Systems, Inc.	2.5	Communications Equipment
American International Group, Inc.	2.5	Insurance
Google, Inc.	2.3	Internet Software & Services
Hewlett-Packard Co.	2.2	Computers & Peripherals
Time Warner, Inc.	2.2	Media

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied upon in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2006, the Fund’s Institutional Shares generated a cumulative total return of 2.06%. This return compares to the 2.71% cumulative total return of the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested), over the same time period. For the period from the inception of the Service Class on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of -1.11%. This compares to the -0.31% cumulative total return of the Fund’s benchmark over the same time period.

Returns to the investment themes were mixed overall for the reporting period. Earnings Quality was the biggest detractor from relative returns. Conversely, Momentum was the biggest positive contributor to excess returns, followed by Management Impact, Valuation, and Profitability. Elsewhere, Analyst Sentiment was flat for the period.

Stock selection among sectors was negative overall in the first half of the year. The Fund’s holdings in the Energy and Industrials sectors were among the least successful selections. On the upside, stock selection in the Consumer Staples and Materials sectors contributed the most to relative returns for the period.

Despite positive results for most of our investment themes, we believe the performance shortfall during the reporting period was primarily the result of residual factors, such as stock-specific events. For example, in June, Jabil Circuit, Inc., in which the Fund held an overweight position relative to the benchmark, announced that it would miss its earnings target. At the same time, the company was the subject of a stock-options probe by the Securities and Exchange Commission. We believe this probe caused its stock price to drop substantially.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Quantitative Equity Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Structured U.S. Equity Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

The VIT Structured U.S. Equity Fund invests in a broadly diversified portfolio of U.S. stocks. The Fund is subject to market risks, as the share prices of the securities in the portfolio may go up or down. This could occur in response to the prospects of the companies issuing the stock, overall sector performance and/or general economic conditions.

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%

Aerospace & Defense – 3.9%
311,000	Northrop Grumman Corp.	$19,922,660
29,800	Raytheon Co.	1,328,186
286,539	The Boeing Co.	23,470,409

		44,721,255

Banks – 7.1%
798,522	Bank of America Corp.	38,408,908
303,386	Hudson City Bancorp, Inc.	4,044,135
13,869	M&T Bank Corp.	1,635,433
307,700	U.S. Bancorp	9,501,776
86,235	UnionBanCal Corp.	5,569,919
330,600	Wells Fargo & Co.	22,176,648

		81,336,819

Beverages – 0.1%
64,400	Coca-Cola Enterprises, Inc.	1,311,828

Biotechnology – 2.5%
130,090	Amgen, Inc.*	8,485,771
57,500	Biogen Idec, Inc.*	2,663,975
27,800	Celgene Corp.*	1,318,554
203,200	Genentech, Inc.*	16,621,760

		29,090,060

Chemicals – 1.8%
243,500	Monsanto Co.	20,500,265

Commercial Services & Supplies – 1.4%
34,800	Global Payments, Inc.	1,689,540
64,500	Manpower, Inc.	4,166,700
52,247	Republic Services, Inc.	2,107,644
211,988	Waste Management, Inc.	7,606,129

		15,570,013

Communications Equipment – 2.5%
1,478,140	Cisco Systems, Inc.*	28,868,074

Computers & Peripherals – 2.8%
803,300	Hewlett-Packard Co.	25,448,544
355,800	Western Digital Corp.*	7,048,398

		32,496,942

Diversified Financials – 6.5%
180,300	AmeriCredit Corp.*	5,033,976
125,414	Citigroup, Inc.	6,049,971
782,000	J.P. Morgan Chase & Co.	32,844,000
328,000	Merrill Lynch & Co., Inc.	22,815,680
58,080	Moody’s Corp.	3,163,037
82,900	Principal Financial, Inc.	4,613,385

		74,520,049

Diversified Telecommunication Services – 3.1%
662,000	AT&T, Inc.	18,463,180
166,500	CenturyTel, Inc.	6,185,475
130,185	Embarq Corp.*	5,336,285
293,201	Sprint Nextel Corp.	5,861,088
1	Verizon Communications, Inc.	34

		35,846,062

Electric Utilities – 4.0%
249,700	American Electric Power Co., Inc.	8,552,225
490,700	PG&E Corp.	19,274,696
34,800	Progress Energy, Inc.	1,491,876
273,370	TXU Corp.	16,344,792

		45,663,589

Electrical Equipment – 0.7%
37,300	Emerson Electric Co.	3,126,113
79,300	Energizer Holdings, Inc.*	4,644,601

		7,770,714

Electronic Equipment & Instruments – 0.9%
21,516	Agilent Technologies, Inc.*	679,045
224,500	Jabil Circuit, Inc.	5,747,200
61,402	PerkinElmer, Inc.	1,283,302
47,656	Waters Corp.*	2,115,926

		9,825,473

Energy Equipment & Services – 1.7%
300,000	Schlumberger Ltd.	19,533,000

Food & Drug Retailing – 0.9%
151,400	Safeway, Inc.	3,936,400
64,287	SUPERVALU, Inc.	1,973,611
207,200	The Kroger Co.	4,529,392

		10,439,403

Food Products – 2.7%
517,200	Archer-Daniels-Midland Co.	21,350,016
37,279	Dean Foods Co.*	1,386,406
578,100	Tyson Foods, Inc.	8,590,566

		31,326,988

Healthcare Equipment & Supplies – 0.4%
137,400	Applera Corp. – Applied Biosystems Group	4,444,890

Healthcare Providers & Services – 4.4%
453,894	AmerisourceBergen Corp.	19,027,237
224,200	Express Scripts, Inc.*	16,084,108
27,369	Humana, Inc.*	1,469,715
280,800	McKesson Corp.	13,276,224

		49,857,284

Hotels, Restaurants & Leisure – 1.5%
244,400	Darden Restaurants, Inc.	9,629,360
152,200	Starbucks Corp.*	5,747,072
23,800	Yum! Brands, Inc.	1,196,426

		16,572,858

Household Durables – 0.1%
19,600	Whirlpool Corp.	1,619,940

Household Products – 3.5%
85,700	Colgate-Palmolive Co.	5,133,430
623,165	Procter & Gamble Co.	34,647,974

		39,781,404

The accompanying notes are an integral part of these financial statements.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Industrial Conglomerates – 3.8%
1,131,188	General Electric Co.	$37,283,956
54,123	Reynolds American, Inc.	6,240,382

		43,524,338

Insurance – 9.0%
41,330	AMBAC Financial Group, Inc.	3,351,863
476,400	American International Group, Inc.	28,131,420
365,500	Genworth Financial, Inc.	12,734,020
21,000	Lincoln National Corp.	1,185,240
561,500	Loews Corp.	19,905,175
305,263	MBIA, Inc.(a)	17,873,149
22,700	MetLife, Inc.	1,162,467
15,395	Nationwide Financial Services, Inc.	678,612
55,500	Radian Group, Inc.	3,428,790
196,300	The Chubb Corp.	9,795,370
120,750	W.R. Berkley Corp.	4,121,197

		102,367,303

Internet Software & Services – 2.3%
62,990	Google, Inc.*	26,413,597

IT Consulting & Services – 1.5%
337,700	Computer Sciences Corp.*	16,358,188
24,200	First Data Corp.	1,089,968

		17,448,156

Leisure Equipment & Products – 0.1%
86,600	Hasbro, Inc.	1,568,326

Machinery – 1.0%
139,696	Caterpillar, Inc.	10,404,558
18,000	Eaton Corp.	1,357,200

		11,761,758

Media – 7.0%
440,730	CBS Corp. Class B	11,921,747
586,654	Clear Channel Communications, Inc.	18,156,941
50,955	Liberty Media Holding Corp. – Capital*	4,268,500
203,340	The McGraw-Hill Companies, Inc.	10,213,768
332,786	The Walt Disney Co.	9,983,580
1,455,729	Time Warner, Inc.	25,184,112

		79,728,648

Metals & Mining – 0.4%
22,100	Newmont Mining Corp.	1,169,753
65,428	Nucor Corp.	3,549,469

		4,719,222

Multiline Retail – 0.2%
85,300	Dillard’s, Inc.	2,716,805

Oil & Gas – 7.6%
423,536	Anadarko Petroleum Corp.	20,198,432
361,700	Devon Energy Corp.	21,850,297
42,200	EOG Resources, Inc.	2,926,148
53,900	Equitable Resources, Inc.	1,805,650
314,466	Exxon Mobil Corp.	19,292,489
232,900	Sunoco, Inc.	16,137,641
68,420	Ultra Petroleum Corp.*	4,055,253

		86,265,910

Paper & Forest Products – 0.1%
45,900	Louisiana-Pacific Corp.	1,005,210

Pharmaceuticals – 6.1%
188,482	Johnson & Johnson	11,293,841
594,100	Merck & Co., Inc.	21,643,063
1,507,515	Pfizer, Inc.	35,381,377
38,100	Watson Pharmaceuticals, Inc.*	886,968

		69,205,249

Real Estate – 0.9%
31,100	AMB Property Corp. (REIT)	1,572,105
13,100	Boston Properties, Inc. (REIT)	1,184,240
47,100	New Century Financial Corp.(a)	2,154,825
92,100	ProLogis (REIT)	4,800,252

		9,711,422

Road & Rail – 0.4%
13,600	Burlington Northern Santa Fe Corp.	1,077,800
24,200	Norfolk Southern Corp.	1,287,924
22,500	Union Pacific Corp.	2,091,600

		4,457,324

Semiconductor Equipment & Products – 1.8%
61,609	Freescale Semiconductor, Inc. Class B*	1,811,305
612,552	Texas Instruments, Inc.	18,554,200

		20,365,505

Software – 1.7%
65,400	Fair Isaac Corp.	2,374,674
409,940	Microsoft Corp.	9,551,602
42,900	Red Hat, Inc.*	1,003,860
245,311	Synopsys, Inc.*	4,604,487
43,989	VeriFone Holdings, Inc.*	1,340,785

		18,875,408

Specialty Retail – 2.4%
446,694	AutoNation, Inc.*	9,577,120
278,456	Circuit City Stores, Inc.	7,579,572
225,488	Office Depot, Inc.*	8,568,544
49,400	United Rentals, Inc.*	1,579,812

		27,305,048

Textiles & Apparel – 0.2%
62,002	Jones Apparel Group, Inc.	1,971,044

Tobacco – 0.3%
24,100	Loews Corp. – Carolina Group	1,238,017
42,667	UST, Inc.(a)	1,928,122

		3,166,139

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Wireless Telecommunication Services – 0.1%
10,700	United States Cellular Corp.*	$648,420

TOTAL COMMON STOCKS
(Cost $1,054,731,822)		$1,134,321,742

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.4%

Joint Repurchase Agreement Account II
$4,500,000	5.28%	07/03/2006	$4,500,000
Maturity Value: $4,501,979
(Cost $4,500,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,059,231,822)			$1,138,821,742

Shares	Description	Value
Securities Lending Collateral – 1.5%

17,015,200	Boston Global Investment Trust – Enhanced Portfolio	$17,015,200
(Cost $17,015,200)

TOTAL INVESTMENTS – 101.3%
(Cost $1,076,247,022)		$1,155,836,942

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(14,414,273)

NET ASSETS – 100.0%		$1,141,422,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment information appears on page 7.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P 500 Index	88	September 2006	$5,629,360	$119,020

The accompanying notes are an integral part of these financial statements.

6

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $4,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,860,000,000	5.30%	07/03/2006	$2,861,263,167

Barclays Capital PLC	1,500,000,000	5.32	07/03/2006	1,500,665,000

Bear Stearns	500,000,000	5.31	07/03/2006	500,221,250

Deutsche Bank Securities, Inc.	1,000,000,000	5.20	07/03/2006	1,000,433,333

Greenwich Capital Markets	300,000,000	5.32	07/03/2006	300,133,000

J.P. Morgan Securities, Inc.	400,000,000	5.28	07/03/2006	400,176,000

Merrill Lynch	500,000,000	5.25	07/03/2006	500,218,750

Morgan Stanley & Co.	3,000,000,000	5.25	07/03/2006	3,001,312,500

UBS Securities LLC	1,050,000,000	5.25	07/03/2006	1,050,459,375

UBS Securities LLC	475,000,000	5.30	07/03/2006	475,209,792

UBS Securities LLC	400,000,000	5.34	07/03/2006	400,178,000

Wachovia Capital Markets	250,000,000	5.26	07/03/2006	250,109,583

TOTAL	$12,235,000,000			$12,240,379,750

At June 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 11.00%, due 07/07/2006 to 04/20/2016; Federal Home Loan Mortgage Association, 3.00% to 8.50%, due 02/01/2007 to 07/01/2036; Federal National Mortgage Association, 0.00% to 10.50%, due 02/01/2007 to 07/01/2036; and U.S. Treasury Bonds, 5.00% to 7.14%, due 11/13/2008 to 10/20/2018. The aggregate market value of the collateral, including accrued interest, was $12,492,409,737.

The accompanying notes are an integral part of these financial statements.

7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:

Investment in securities, at value (identified cost $1,059,231,822) — including $16,654,409 of securities on loan	$1,138,821,742
Securities lending collateral, at value (cost $17,015,200)	17,015,200
Cash(a)	1,755,787
Receivables:
Dividends and interest	1,551,280
Fund shares sold	775,962
Securities lending income	1,325
Other assets	7,731

Total assets	1,159,929,027

Liabilities:

Payables:
Payable upon return of securities loaned	17,015,200
Fund shares repurchased	738,652
Amounts owed to affiliates	649,811
Variation margin	14,080
Accrued expenses	88,615

Total liabilities	18,506,358

Net Assets:

Paid-in capital	1,019,650,046
Accumulated undistributed net investment income	6,128,025
Accumulated net realized gain on investment and futures	35,935,658
Net unrealized gain on investments and futures	79,708,940

NET ASSETS	$1,141,422,669

Net assets:
Institutional	$877,481,669
Service	263,941,000

Shares outstanding:
Institutional	65,499,050
Service	19,708,819

Total shares of beneficial interest outstanding, $0.001 par value (unlimited shares authorized)	85,207,869

Net asset value, offering and redemption price per share:
Institutional	$13.40
Service	$13.39

(a)	Includes restricted cash of $1,351,150 relating to initial margin requirements on futures transactions.

The accompanying notes are an integral part of these financial statements.

8

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

Investment income:

Dividends	$9,575,841
Interest (including securities lending income of $11,904)	233,031

Total income	9,808,872

Expenses:

Management fees	3,616,174
Distribution and Service fees	332,415
Transfer agent fees	225,143
Custody and accounting fees	96,378
Printing fees	91,310
Professional fees	29,712
Trustee fees	6,803
Registration fees	629
Other	11,617

Total expenses	4,410,181

Less — expense reductions	(228,850)

Net expenses	4,181,331

NET INVESTMENT INCOME	5,627,541

Realized and unrealized gain (loss) on investment and future transactions:

Net realized gain (loss) from:
Investment transactions	60,987,372
Futures transactions	(439,472)
Net change in unrealized gain (loss) on:
Investments	(53,229,833)
Futures	248,874

Net realized and unrealized gain on investment and future transactions	7,566,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,194,482

The accompanying notes are an integral part of these financial statements.

9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005
From operations:

Net investment income	$5,627,541	$6,468,007
Net realized gain on investment and futures	60,547,900	20,646,992
Payment by affiliates to reimburse certain security claims	—	1,193
Net change in unrealized gain (loss) on investments and futures	(52,980,959)	25,704,439

Net increase in net assets resulting from operations	$13,194,482	52,820,631

Distributions to shareholders:

From net investment income
Institutional Shares	—	(6,029,395)
Service Shares	—	—

Total distributions to shareholders	—	(6,029,395)

From share transactions:

Proceeds from sales of shares	71,903,127	283,997,163
Proceeds received in connection with merger	286,785,341	—
Reinvestment of dividends and distributions	—	6,029,395
Cost of shares repurchased	(50,854,775)	(37,560,740)

Net increase in net assets resulting from share transactions	307,833,693	252,465,818

TOTAL INCREASE	321,028,175	299,257,054

Net assets:

Beginning of period	820,394,494	521,137,440

End of period	$1,141,422,669	$820,394,494

Accumulated undistributed net investment income	$6,128,025	$500,484

The accompanying notes are an integral part of these financial statements.

10

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from											Ratios assuming no
		investment operations											expense reductions

			Net		Distributions to						Ratio of		Ratio of		Ratio of
	Net asset		realized		shareholders	Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	and	Total from	from net	value,		end of	net expenses		income to		expenses		income		Portfolio
	beginning	investment	unrealized	investment	investment	end of	Total	period	to average		average		to average		to average		turnover
Year — Share Class	of period	income(b)	gain (loss)	operations	income	period	return(c)	(in 000s)	net assets		net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)

2006 — Institutional	$13.13	$0.07	$0.20	$0.27	$—	$13.40	2.06%	$877,482	0.72	%(d)	1.02	%(d)	0.72	%(d)	1.02	%(d)	40%
2006 — Service(a)	13.54	0.06	(0.21)	(0.15)	—	13.39	(1.11)	263,941	0.80	(d)	0.94	(d)	0.97	(d)	0.77	(d)	40

For the Years ended December 31,

2005 — Institutional	12.42	0.13	0.68	0.81	(0.10)	13.13	6.51	820,394	0.74		1.00		0.76		0.99		109
2004 — Institutional	10.92	0.14	1.49	1.63	(0.13)	12.42	14.94	521,137	0.75		1.26		0.78		1.23		128
2003 — Institutional	8.49	0.07	2.43	2.50	(0.07)	10.92	29.47	383,025	0.85		0.79		0.85		0.79		92
2002 — Institutional	10.94	0.06	(2.45)	(2.39)	(0.06)	8.49	(21.89)	143,439	0.85		0.60		0.86		0.59		84
2001 — Institutional	12.48	0.05	(1.54)	(1.49)	(0.05)	10.94	(11.94)	163,904	0.81		0.48		0.82		0.47		72

(a)	Service Share Class commenced on January 9, 2006.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Notes to Financial Statements

June 30, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured U.S. Equity Fund (the “Fund”) (formerly Goldman Sachs CORE U.S. Equity). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro rata basis depending upon the nature of the expense. Service Shares bear all expenses and fees relating to their Distribution and Service Plan.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning on July 1, 2005 and on a contractual basis as of April 28, 2006 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.65%

Next $1 Billion	0.59%

Over $2 Billion	0.56%

13

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

3. AGREEMENTS (continued)

     In connection with the reorganization of the Allmerica Core Equity Fund into the Fund, GSAM has contractually agreed to reimburse the Fund as necessary to limit the total annual operating expenses of the Services Shares of the Fund to 0.81% until June 2007.

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.044% of the average daily net assets of the Fund. Prior to January 9, 2006, the Other Expense limitation for the Fund was 0.16%. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2006, GSAM made no reimbursements to the Fund.
     The Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2006, custody fees were reduced by approximately $3,200.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     The Trust has adopted, on behalf of Service Shares of the Fund, a Distribution and Service plan (the “Plan”). Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares. GSAM has voluntarily agreed to waive Distribution and Service Shares so as not to exceed 0.08% for the Fund. This waiver may be modified or terminated at any time at the option of Goldman Sachs. For the six months ended June 30, 2006, GSAM waived $225,645 in Distribution and Service fees for the Fund.
     At June 30, 2006, amounts owed to affiliates were approximately $596,000, $17,000 and $37,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long term securities for the six months ended June 30, 2006, were $729,152,268 and $696,321,287, respectively. For the six months ended June 30, 2006, Goldman Sachs earned approximately $4,000 of brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2006, is reported parenthetically on the Statement of Operations. A portion of this amount, $572, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended June 30, 2006, BGA earned approximately $2,100 in fees as securities lending agent. At June 30, 2006, the Fund loaned securities having a market value of $16,654,409 collateralized by cash in the amount of $17,015,200. The amount

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

5. SECURITIES LENDING (continued)

payable to Goldman Sachs upon return of securities loaned as of June 30, 2006 was $2,057,000. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Fund did not have any borrowings under this facility.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end December 31, 2005, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows.

Capital loss carryforward:(1)(2)
Expiring 2009	$(6,318,404)
Expiring 2010	(13,059,084)
Expiring 2011	(2,163,043)

Total capital loss carryforward	$(21,540,531)

Timing differences (related to the deferral of certain REIT dividends for tax purposes)	16,766

(1)	Expiration occurs on December 31 of the year indicated utilization of these losses may be limited under the Code.
(2)	During the year ended December 31, 2005, the Fund utilized $22,704,467 of capital loss carryforwards.

     At June 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,083,291,544

Gross unrealized gain	101,444,318
Gross unrealized loss	(28,898,920)

Net unrealized security gain	$72,545,398

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales financial futures contracts. The cumulative timing differences consists of deferred income distributions from underlying fund investments.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June

15

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

8. OTHER MATTERS (continued)

2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Fund, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.
     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Fund is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Merger and Reorganizations — At a meeting held on July 12, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the Allmerica Investment Trust Core Equity Fund by the Goldman Sachs VIT Structured U.S. Equity Fund. Following the approval of the Board of Trustees and shareholders of the Allmerica Investment Trust Core Equity Fund, the acquisition was completed on January 9, 2006.

     Pursuant to the Agreement, the assets and liabilities of the Allmerica Investment Core Equity Fund Service Class were transferred into the Goldman Sachs VIT Structured U.S. Equity Fund Service Class in a tax-free exchange as follows:

			Acquired Fund’s
			Shares
	Exchanged Shares	Value of	Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	on January 6, 2006

Goldman Sachs VIT Structured U.S. Equity Fund Service Class/ Allmerica Investment Trust Core Equity Fund Service Class	21,180,601	$286,785,341	154,899,319

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

	Survivor Fund’s	Acquired Fund’s		Survivor Fund’s
	Aggregate	Aggregate		Aggregate
	Net Assets	Net Assets	Acquired Fund’s	Net Assets
	before	before	Unrealized	immediately
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	after acquisition

Goldman Sachs VIT Structured U.S. Equity Fund/ Allmerica Investment Trust Core Equity Fund	$846,672,156	$286,785,341	$53,289,382	$1,133,457,497

New Accounting Pronouncement — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

8. OTHER MATTERS (continued)

uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	June 30, 2006		December 31, 2005

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	4,545,178	$61,599,907	23,122,045	$283,997,163
Reinvestment of dividends and distributions	—	—	461,669	6,029,395
Shares repurchased	(1,538,129)	(20,734,792)	(3,060,370)	(37,560,740)

	3,007,049	40,865,115	20,523,344	252,465,818

Service Shares*
Shares sold	776,307	10,303,220	—	—
Shares issued in connection with merger	21,180,601	286,785,341	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(2,248,089)	(30,119,983)	—	—

	19,708,819	266,968,578	—	—

NET INCREASE	22,716,468	$307,833,693	20,523,344	$252,465,818

*	Service Share Class commenced on January 9, 2006.

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

     The Trustees oversee the management of Goldman Sachs Variable Insurance Trust (the “Trust”), and review the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Fund.

     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 15, 2006 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Fund’s investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 15, 2005, February 8, 2006 and May 10, 2006. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Fund’s investment performance; (b) the Fund’s management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses of the Fund that exceed a specified level; (d) the Investment Adviser’s potential economies of scale and the breakpoints for the fees payable by the Fund under the Management Agreement; (e) the relative expense level of the Fund; (f) the Investment Adviser’s profitability with respect to the Trust and the Fund; (g) information on the advisory fees charged by the Investment Adviser to institutional accounts; (h) the quality of the non-advisory services provided to the Fund; (i) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (j) an evaluation of Trustees’ the contract review process provided by an outside third party; and (k) information on the processes followed by the third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Fund.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds since 2003; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, distribution, portfolio brokerage and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Fund’s other service providers, including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Fund’s investment performance, fees and expenses, including the Fund’s expense trends over time and the breakpoints in the contractual fee rate under the Management Agreement approved in 2005.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended other sessions at which the Trustees reviewed the commission rates paid by the Fund on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees that are payable by the Fund on its Service Share Class. Information was also provided to the Trustees relating to the Fund’s portfolio turnover, revenue sharing by the Investment Adviser, portfolio manager compensation, the alignment of the interests of the Fund and the portfolio managers, the number and types of accounts managed by the portfolio managers, and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.
     The presentations made at the Contract Review Committee meetings and the Annual Contract Meeting encompassed the Fund and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

for the Fund and these other mutual fund portfolios were approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to the Fund separately.

     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Fund. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Fund in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Fund invests; (c) compliance reports; and (d) expenses borne by the Fund. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Fund by the Investment Adviser and its affiliates. These services include services as the Fund’s transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of the Fund’s portfolio securities transactions. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Fund and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser, including education and training initiatives.
     The Trustees also considered the investment performance of the Fund and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Fund to the performance of other SEC-registered funds and to rankings and ratings issued by the Outside Data Provider. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. This information on the Fund’s investment performance was provided for one, three and five year periods. In addition, the Trustees considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies, as well as in light of periodic analyses of its quality and risk profile. In addition, the Trustees considered whether the Fund had operated within its investment policies, and its record of compliance with its investment limitations. The Trustees believed that the Fund was providing investment performance within a competitive range for long-term investors.
     The Board of Trustees also considered the contractual fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Fund and the Fund’s total operating expense ratios (before and after expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Fund’s fee rates and total operating expense ratios were prepared by the Outside Data Provider.
     More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee rates to a relevant peer group and a category universe; an expense analysis which compared the Fund’s expenses to a peer group and a category universe; and a five-year history comparing the Fund’s expenses to the category average. The analyses also compared the Fund’s transfer agency fees, custody and accounting fees and other expenses to a peer group and median. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Fund. In addition, the Trustees considered the Investment Adviser’s voluntary undertaking to limit the Fund’s total expense ratio (excluding certain expenses) to a specified level. This voluntary undertaking is in addition to the Investment Adviser’s separate contractual agreement to reimburse the Fund as necessary to limit the total annual operating expenses of the Service Shares of the Fund to a specified level until June 2007.

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

     The Board of Trustees also considered the reduction in the contractual fee rate payable under the Management Agreement for the Fund that was approved by the Trustees in June 2004, and the breakpoints in the contractual fee rate under the Management Agreement for the Fund that were approved in 2005, which had been implemented at the following annual percentages of the average daily net assets of the Fund:

0.65% on the first $1 billion, 0.59% over $1 billion up to $2 billion and 0.56% over $2 billion.

     In approving these new fee breakpoints, the Trustees had reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Fund and its shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Fund; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. Upon reviewing these matters again at the Annual Contract Meeting in 2006, the Trustees continued to believe that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels.

     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Fund as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Fund. In this regard, the Trustees noted that the Investment Adviser had adopted a policy to cease obtaining third party non-broker research based on the Fund’s brokerage transactions. They also noted that during the past year the Fund had created a new share class, Service Shares, with a distribution and service plan under which an affiliate of the Investment Adviser would receive fees.
     In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Fund. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Fund were reasonable in light of the services provided by the Investment Adviser, its costs and the Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006

As a shareholder of Institutional and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses — The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending	6 months
	Account Value	Account Value	ended
	1/1/06	6/30/06	6/30/06*

Institutional
Actual	$1,000	$1,020.60	$3.63
Hypothetical 5% return	1,000	1,021.20 +	3.63

Service#
Actual	$1,000	$988.90	$3.73
Hypothetical 5% return	1,000	1,019.68 +	3.78

*	Expenses are calculated using the Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were 0.72% and 0.80% for Institutional and Service Shares, respectively.
#	Service Share Class commenced on January 9, 2006. The Beginning Account Value is as of January 9, 2006.
+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

21

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter V. Bonanno, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio,which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Effective May 1, 2006, the Variable Insurance Trust (VIT) CORESM U.S. Equity Fund was renamed the Variable Insurance Trust (VIT) Structured U.S. Equity Fund.

CORESM is a registered service mark of Goldman, Sachs & Co.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Structured U.S. Equity Fund.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: August 18, 2006

VITSTRCUSSAR/06-1198/08-06/40.0K

Goldman
Sachs Variable Insurance Trust

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005

Structured Small Cap Equity Fund

Semiannual Report
June 30, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Structured Small Cap Equity Fund during the six-month reporting period that ended June 30, 2006.

Market Review

The S&P 500 Index returned 2.71% in the first half of 2006. Eight of the ten sectors in the Index posted positive results in the first half of the year, led by the Energy (+13.7%) and Telecommunication Services (+12.0%) sectors. The Energy sector also contributed the most (weight times performance) to Index gains. From an investment style perspective, the Russell 1000 Value Index (+6.56%) outperformed the Russell 1000 Growth Index (-0.93%) in the first half of the year. From a market cap perspective, small-cap stocks outperformed mid-and large-cap stocks, with the Russell 2000, Russell MidCap and Russell 1000 Indexes returning 8.21%, 4.84%, and 2.76%, respectively.

Investment Objective

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments of U.S. issuers.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006*

	% of
Company	Net Assets	Business

Veritas DGC, Inc.	1.6%	Energy Equipment & Services
Choice Hotels International, Inc.	1.5	Hotels, Restaurants & Leisure
Papa John’s International, Inc.	1.5	Hotels, Restaurants & Leisure
NewMarket Corp.	1.4	Chemicals
EMCOR Group, Inc.	1.4	Construction & Engineering
Applera Corp. — Applied Biosystems Group	1.4	Healthcare Equipment & Supplies
Eagle Materials, Inc.	1.4	Construction Materials
Ryerson Tull, Inc.	1.4	Metals & Mining
Swift Energy Co.	1.4	Oil & Gas
LandAmerica Financial Group, Inc.	1.4	Insurance

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied upon in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2006, the Fund generated a cumulative total return of 5.24%. This return compares to the 8.21% cumulative total return of the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), over the same time period.

Though returns to the investment themes were positive overall, the Fund underperformed its benchmark during the reporting period. Earnings Quality was the only Structured investment theme to detract from relative returns for the period. Meanwhile, Management Impact was the biggest positive contributor to relative returns, followed by Momentum, Profitability, Valuation, and Analyst Sentiment.

Stock selection among sectors was negative overall in the first half of the year. The Fund’s holdings in the Information Technology and Financials sectors were among the least successful selections. On the upside, stock selection in the Consumer Discretionary sector was the most successful for the reporting period.

Despite positive results overall for the themes, we believe that the shortfall for the period was primarily the result of residual factors, such as stock-specific events. For example, an overweight in Intergraph Corp. was the largest detractor from relative returns during the reporting period. Its stock fell substantially after issuing first quarter and fiscal year 2006 revenue guidance below analysts’ estimates.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Quantitative Equity Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Structured Small Cap Equity Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Structured Small Cap Equity Fund invests in a broadly diversified portfolio of small-capitalization U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%

Aerospace & Defense – 1.4%
20,600	AAR Corp.*	$457,938
9,200	Cubic Corp.	180,412
31,900	Kaman Corp.	580,580
35,600	United Industrial Corp.(a)	1,610,900

		2,829,830

Air Freight & Couriers – 0.2%
7,500	EGL, Inc.*	376,500

Banks – 8.0%
5,973	Accredited Home Lenders Holding Co.*	285,569
50,973	Bank of Hawaii Corp.	2,528,261
11,883	Cathay General Bancorp.	432,304
16,900	Central Pacific Financial Corp.	654,030
37,400	Chittenden Corp.	966,790
8,700	City National Corp.	566,283
50,600	Corus Bankshares, Inc.(a)	1,324,708
11,875	CVB Financial Corp.	185,963
349	First Bancorp	7,329
5,200	First Citizens BancShares, Inc.	1,042,600
3,333	First Financial Bankshares, Inc.	121,788
931	First Regional Bancorp*	81,928
34,800	FirstFed Financial Corp.*(a)	2,006,916
38,561	Hanmi Financial Corp.	749,626
4,275	IBERIABANK Corp.	245,983
34,500	PFF Bancorp, Inc.	1,144,020
16,000	Placer Sierra Bancshares	371,040
8,038	Preferred Bank	430,917
19,694	Provident Financial Services, Inc.	353,507
5,100	S&T Bancorp, Inc.	169,473
37,759	SVB Financial Group*	1,716,524
23,800	Umpqua Holdings Corp.	610,470
1,200	WSFS Financial Corp.	73,740

		16,069,769

Beverages – 0.8%
8,100	Hansen Natural Corp.*	1,541,997
1,000	National Beverage Corp.*	14,350

		1,556,347

Biotechnology – 3.0%
65,100	Albany Molecular Research, Inc.*	695,268
117,000	Alkermes, Inc.*	2,213,640
62,000	Applera Corp. – Celera Genomics Group*	802,900
30,600	Cephalon, Inc.*	1,839,060
28,999	Exelixis, Inc.*	291,440
7,100	Neurocrine Biosciences, Inc.*	75,260
12,000	PDL BioPharma, Inc.*	220,920

		6,138,488

Building Products – 0.1%
3,300	Universal Forest Products, Inc.	207,009

Chemicals – 2.1%
23,498	CF Industries Holdings, Inc.	335,081
20,400	H.B. Fuller Co.	888,828
59,510	NewMarket Corp.	2,919,561

		4,143,470

Commercial Services & Supplies – 6.0%
58,700	Administaff, Inc.	2,102,047
13,600	American Ecology Corp.	360,400
23,340	Arbitron, Inc.	894,622
14,500	Consolidated Graphics, Inc.*	754,870
30,700	CSG Systems International, Inc.*	759,518
51,600	Global Payments, Inc.	2,505,180
68,800	Labor Ready, Inc.*	1,558,320
3,100	Manpower, Inc.	200,260
24,015	Pre-Paid Legal Services, Inc.(a)	828,518
11,500	SOURCECORP, Inc.*	285,085
94,910	Spherion Corp.*	865,579
52,700	TeleTech Holdings, Inc.*	667,182
5,300	United Stationers, Inc.*	261,396

		12,042,977

Communications Equipment – 1.7%
5,709	Anaren, Inc.*	116,977
36,500	DSP Group, Inc.*	907,025
45,000	Optical Communication Products, Inc.*	90,450
52,000	Polycom, Inc.*	1,139,840
84,500	Tellabs, Inc.*	1,124,695

		3,378,987

Computers & Peripherals – 1.8%
73,300	Intergraph Corp.*	2,308,217
26,976	Komag, Inc.*	1,245,752

		3,553,969

Construction & Engineering – 1.4%
59,300	EMCOR Group, Inc.*	2,886,131

Construction Materials – 1.4%
59,700	Eagle Materials, Inc.	2,835,750

Distributors – 1.0%
67,840	Brightpoint, Inc.*	917,875
35,030	Handleman Co.(a)	285,495
10,200	WESCO International, Inc.*	703,800

		1,907,170

Diversified Financials – 2.8%
9,300	AmeriCredit Corp.*	259,656
64,100	CBIZ, Inc.*	474,981
61,268	CompuCredit Corp.*	2,355,142
4,200	Investment Technology Group, Inc.*	213,612
6,900	optionsXpress Holdings, Inc.	160,839
9,000	Piper Jaffray Cos., Inc.*	550,890
46,646	World Acceptance Corp.*	1,656,866

		5,671,986

The accompanying notes are an integral part of these financial statements.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Diversified Telecommunication Service – 0.1%
12,536	CT Communications, Inc.	$286,698

Electric Utilities – 1.1%
477	Central Vermont Public Service Corp.	8,815
44,800	NorthWestern Corp.	1,538,880
9,800	Pepco Holdings, Inc.	231,084
31,500	Sierra Pacific Resources*	441,000

		2,219,779

Electrical Equipment – 2.6%
55,600	A.O. Smith Corp.	2,577,616
16,900	Acuity Brands, Inc.	657,579
8,000	Encore Wire Corp.*	287,520
12,700	General Cable Corp.*	444,500
9,400	The Genlyte Group, Inc.*	680,842
19,200	Woodward Governor Co.	585,792

		5,233,849

Electronic Equipment & Instruments – 3.4%
27,900	Coherent, Inc.*	941,067
29,400	Exar Corp.*	390,138
60,100	Greatbatch, Inc.*	1,418,360
14,838	KEMET Corp.*	136,806
43,100	MTS Systems Corp.	1,702,881
19,500	Plexus Corp.*	667,095
13,400	Tech Data Corp.*	513,354
9,100	Technitrol, Inc.	210,665
32,300	Tektronix, Inc.	950,266

		6,930,632

Energy Equipment & Services – 2.2%
17,200	Helmerich & Payne, Inc.	1,036,472
7,800	Hornbeck Offshore Services, Inc.*	277,056
61,900	Veritas DGC, Inc.*	3,192,802

		4,506,330

Food & Drug Retailing – 2.8%
19,900	Flowers Foods, Inc.	569,936
50,832	Longs Drug Stores Corp.	2,318,956
183,083	Terra Industries, Inc.*(a)	1,166,238
42,700	The Great Atlantic & Pacific Tea Co., Inc.*(a)	970,144
34,200	Wild Oats Markets, Inc.*(a)	670,320

		5,695,594

Food Products – 0.9%
10,500	J & J Snack Foods Corp.	347,235
438	Seaboard Corp.	560,640
23,300	USANA Health Sciences, Inc.*(a)	883,070

		1,790,945

Healthcare Equipment & Supplies – 4.2%
88,500	Applera Corp. – Applied Biosystems Group	2,862,975
3,200	Bio-Rad Laboratories, Inc.*	207,808
10,600	Computer Programs and Systems, Inc.	423,576
6,132	Hologic, Inc.*	302,675
22,800	Illumina, Inc.*	676,248
83,700	Immucor, Inc.*	1,609,551
16,964	Mentor Corp.	737,934
9,400	STERIS Corp.	214,884
17,300	SurModics, Inc.*(a)	624,703
59,800	Thoratec Corp.*	829,426
1,839	Zoll Medical Corp.*	60,246

		8,550,026

Healthcare Providers & Services – 1.3%
38,900	Genesis HealthCare Corp.*	1,842,693
25,500	Sunrise Senior Living, Inc.*	705,075

		2,547,768

Hotels, Restaurants & Leisure – 3.7%
50,500	Choice Hotels International, Inc.	3,060,300
11,100	Domino’s Pizza, Inc.	274,614
33,300	Landry’s Restaurants, Inc.	1,080,585
89,300	Papa John’s International, Inc.*	2,964,760
22,800	Six Flags, Inc.*(a)	128,136

		7,508,395

Household Durables – 1.2%
89,200	American Greetings Corp.	1,874,092
23,800	Kimball International, Inc. Class B	469,098

		2,343,190

Insurance – 4.3%
10,500	American Physicians Capital, Inc.*	552,195
9,600	EMC Insurance Group, Inc.	276,096
6,300	FBL Financial Group, Inc.	204,120
102,800	Fremont General Corp.	1,907,968
42,500	LandAmerica Financial Group, Inc.(a)	2,745,500
1,300	National Western Life Insurance Co.	311,545
4,600	Safety Insurance Group, Inc.	218,730
24,900	SeaBright Insurance Holdings*	401,139
59,400	Stewart Information Services Corp.	2,156,814

		8,774,107

Internet Software & Services – 2.7%
17,900	Digital Insight Corp.*	613,791
54,800	EarthLink, Inc.*	474,568
52,300	InfoSpace, Inc.*	1,185,641
143,511	RealNetworks, Inc.*	1,535,568
52,700	Trizetto Group, Inc.*	779,433
18,200	United Online, Inc.	218,400
35,000	Websense, Inc.*	718,900

		5,526,301

IT Consulting & Services – 0.6%
69,313	Agilysys, Inc.	1,247,634

The accompanying notes are an integral part of these financial statements.

5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Machinery – 3.0%
9,500	AGCO Corp.*	$250,040
1,700	Ampco-Pittsburgh Corp.	48,705
89,700	Applied Industrial Technologies, Inc.	2,180,607
12,100	EnPro Industries, Inc.*	406,560
45,100	JLG Industries, Inc.	1,014,750
15,700	NACCO Industries, Inc.	2,157,337

		6,057,999

Media – 1.1%
7,600	Catalina Marketing Corp.	216,296
75,800	Netflix, Inc.*(a)	2,062,518

		2,278,814

Metals & Mining – 2.4%
102,600	Ryerson Tull, Inc.(a)	2,770,200
28,700	Steel Dynamics, Inc.	1,886,738
17,800	USEC, Inc.	210,930

		4,867,868

Multiline Retail – 0.6%
11,800	Big Lots, Inc.*	201,544
17,100	Dillard’s, Inc.	544,635
22,400	Retail Ventures, Inc.*(a)	399,168
5,653	The Bon-Ton Stores, Inc.	123,688

		1,269,035

Office Electronics – 0.5%
81,860	IKON Office Solutions, Inc.	1,031,436

Oil & Gas – 3.1%
33,000	Berry Petroleum Co.	1,093,950
11,635	Harvest Natural Resources, Inc.*	157,538
26,400	KCS Energy, Inc.*	784,080
7,700	Petroleum Development Corp.*	290,290
64,400	Swift Energy Co.*	2,764,692
31,400	W&T Offshore, Inc.(a)	1,221,146

		6,311,696

Paper & Forest Products – 0.4%
36,400	Louisiana-Pacific Corp.	797,160

Personal Products – 0.1%
20,500	Mannatech, Inc.(a)	258,505

Pharmaceuticals – 1.9%
91,700	Alpharma, Inc.	2,204,468
31,600	Endo Pharmaceuticals Holdings, Inc.*	1,042,168
17,439	New River Pharmaceuticals, Inc.*(a)	497,011

		3,743,647

Real Estate – 7.1%
47,292	American Home Mortgage Investment Corp. (REIT)	1,743,183
50,800	Anthracite Capital, Inc. (REIT)	617,728
26,900	BioMed Realty Trust, Inc. (REIT)	805,386
121,600	Commercial Net Lease Realty(a)	2,425,920
30,100	Digital Realty Trust, Inc. (REIT)	743,169
3,715	Entertainment Properties Trust (REIT)	159,931
29,900	FelCor Lodging Trust, Inc. (REIT)	650,026
12,159	Gramercy Capital Corp. (REIT)	314,918
6,500	Jones Lang LaSalle, Inc.	569,075
16,965	National Health Investors, Inc. (REIT)	456,189
46,000	New Century Financial Corp. (REIT)(a)	2,104,500
14,100	RAIT Investment Trust (REIT)	411,720
116,300	Senior Housing Properties Trust (REIT)	2,082,933
83,700	Spirit Finance Corp. (REIT)	942,462
10,400	Trammell Crow Co.*	365,768

		14,392,908

Road & Rail – 1.6%
13,600	Covenant Transport, Inc.*	206,992
48,000	Dollar Thrifty Automotive Group, Inc.*	2,163,360
10,600	SCS Transportation, Inc.*	291,818
24,300	U. S. Xpress Enterprises, Inc.*	656,586

		3,318,756

Semiconductor Equipment & Products – 3.0%
334,600	Applied Micro Circuits Corp.*	913,458
270,640	Atmel Corp.*	1,502,052
91,975	Cirrus Logic, Inc.*	748,677
26,000	LSI Logic Corp.*	232,700
61,600	MPS Group, Inc.*	927,696
29,546	Netlogic Microsystems, Inc.*(a)	952,858
6,768	Trident Microsystems, Inc.*	128,457
136,135	TriQuint Semiconductor, Inc.*	607,162

		6,013,060

Software – 3.8%
14,900	Ansoft Corp.*	305,152
18,400	ANSYS, Inc.*	879,888
11,100	Internet Security Systems, Inc.*	209,235
35,000	JDA Software Group, Inc.*	491,050
48,600	Lawson Software, Inc.*	325,620
22,800	Merge Technologies, Inc.*(a)	280,668
19,300	MicroStrategy, Inc.*	1,882,136
42,300	Red Hat, Inc.*	989,820
20,100	SPSS, Inc.*	646,014
20,300	Synopsys, Inc.*	381,031
33,200	TradeStation Group, Inc.*	420,644
30,100	VeriFone Holdings, Inc.*	917,448

		7,728,706

Specialty Retail – 6.1%
10,000	Christopher & Banks Corp.	290,000
72,341	Circuit City Stores, Inc.	1,969,122
13,100	Conn’s, Inc.*	347,805

The accompanying notes are an integral part of these financial statements.

6

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Specialty Retail – (continued)
11,000	Dress Barn, Inc.*	$278,850
41,080	Group 1 Automotive, Inc.	2,314,447
25,400	Lithia Motors, Inc.	770,128
92,625	Payless ShoeSource, Inc.*	2,516,621
39,000	Sonic Automotive, Inc.	865,020
23,150	Stage Stores, Inc.	763,950
17,200	United Auto Group, Inc.	367,220
55,200	United Rentals, Inc.*	1,765,296

		12,248,459

Textiles & Apparel – 2.1%
52,300	Brown Shoe Co.	1,782,384
56,300	Kellwood Co.	1,647,901
30,600	Skechers U.S.A., Inc.*	737,766

		4,168,051

Trading Companies & Distributors – 0.1%
4,100	MSC Industrial Direct Co., Inc.	195,037

Wireless Telecommunication Services – 0.1%
19,700	Syniverse Holdings, Inc.*	289,590

TOTAL COMMON STOCKS
(Cost $176,138,354)		$201,730,358

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $176,138,354)		$201,730,358

Securities Lending Collateral – 9.9%

19,977,125	Boston Global Investment Trust – Enhanced Portfolio	19,977,125
(Cost $19,977,125)

TOTAL INVESTMENTS – 109.7%
(Cost $196,115,479)		$221,707,483

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.7)%		(19,521,231)

NET ASSETS – 100.0%		$202,186,252

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Russell 2000 Index	2	September 2006	$146,300	$9,136

The accompanying notes are an integral part of these financial statements.

7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:

Investment in securities, at value (identified cost $176,138,354) — including $19,492,684 of securities on loan	$201,730,358
Securities lending collateral, at value (cost $19,977,125)	19,977,125
Cash(a)	350,000
Receivables:
Fund shares sold	316,139
Dividends and interest	229,043
Securities lending income	15,203
Reimbursement from adviser	6,539
Variation margin	2,020
Other assets	2,353

Total assets	222,628,780

Liabilities:

Due to custodian	129,313
Payables:
Payable upon return of securities loaned	19,977,125
Fund shares repurchased	126,148
Amounts owed to affiliates	125,033
Accrued expenses	84,909

Total liabilities	20,442,528

Net Assets:

Paid-in capital	166,561,974
Accumulated undistributed net investment income	715,948
Accumulated net realized gain on investment and futures transactions	9,307,190
Net unrealized gain on investments and futures transactions	25,601,140

NET ASSETS	$202,186,252

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	13,792,410
Net asset value, offering and redemption price per share	$14.66

(a)	Includes restricted cash of $350,000 relating to initial margin requirements on futures transactions.

The accompanying notes are an integral part of these financial statements.

8

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

Investment income:

Dividends	$1,247,399
Interest (including securities lending income of $98,047)	126,556

Total income	1,373,955

Expenses:

Management fees	775,029
Transfer agent fees	41,317
Custody and accounting fees	53,545
Printing fees	33,346
Professional fees	26,719
Trustee fees	6,803
Registration fees	629
Other	5,286

Total expenses	942,674

Less — expense reductions	(35,091)

Net expenses	907,583

NET INVESTMENT INCOME	466,372

Realized and unrealized gain on investment and futures transactions:

Net realized gain from:
Investment transactions	8,117,867
Futures transactions	84,878
Net change in unrealized gain on:
Investments	1,347,093
Futures	36,614

Net realized and unrealized gain on investment and futures transactions	9,586,452

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,052,824

The accompanying notes are an integral part of these financial statements.

9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005
From operations:

Net investment income	$466,372	$691,364
Net realized gain on investment and futures transactions	8,202,745	10,904,616
Payment by affiliates to reimburse certain security claims	—	16,973
Net change in unrealized gain (loss) on investments and futures transactions	1,383,707	(1,038,569)

Net increase in net assets resulting from operations	10,052,824	10,574,384

Distributions to shareholders:

From net investment income	—	(459,667)
From net realized gain on investment, futures and foreign currency related transactions	—	(17,009,088)

Total distributions to shareholders	—	(17,468,755)

From share transactions:

Proceeds from sales of shares	14,147,281	22,353,469
Reinvestment of dividends and distributions	—	17,468,455
Cost of shares repurchased	(17,055,902)	(29,706,807)

Net increase (decrease) in net assets resulting from share transactions	(2,908,621)	10,115,117

TOTAL INCREASE	7,144,203	3,220,746

Net assets:

Beginning of period	195,042,049	191,821,303

End of period	$202,186,252	$195,042,049

Accumulated undistributed net investment income	$715,948	$249,576

Summary of share transactions:

Shares sold	945,363	1,522,405
Shares issued on reinvestment of dividends and distributions	—	1,224,164
Shares repurchased	(1,151,652)	(2,065,937)

NET INCREASE (DECREASE)	(206,289)	680,632

The accompanying notes are an integral part of these financial statements.

10

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from														Ratios assuming no
		investment operations			Distributions to shareholders											expense reductions

			Net			From								Ratio of		Ratio of		Ratio of
	Net asset		realized			tax	From		Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	and	Total from	From net	return	net		value,		end of	net expenses		income		expenses		income		Portfolio
	beginning	investment	unrealized	investment	investment	of	realized	Total	end of	Total	period	to average		to average		to average		to average		turnover
	of period	income(a)	gain (loss)	operations	income	capital	gain	distributions	period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)

2006	$13.93	$0.03	$0.70	$0.73	$—	$—	$—	$—	$14.66	5.24%	$202,186	0.88	%(c)	0.45	%(c)	0.91	%(c)	0.42	%(c)	53%

For the Years ended December 31,

2005	14.40	0.05	0.86	0.91	(0.04)	—	(1.34)	(1.38)	13.93	6.07	195,042	0.89		0.37		0.93		0.33		119
2004	12.99	0.02	2.10	2.12	(0.03)	—	(0.68)	(0.71)	14.40	16.33	191,821	0.90		0.14		0.97		0.07		146
2003	9.19	0.04	4.18	4.22	(0.03)	—	(0.39)	(0.42)	12.99	46.00	181,765	1.03		0.40		1.25		0.18		141
2002	10.84	0.03	(1.65)	(1.62)	(0.03)	—	—	(0.03)	9.19	(14.97)	47,005	1.04		0.25		1.29		0.00		128
2001	10.40	0.03	0.44	0.47	(0.02)	(0.01)	—	(0.03)	10.84	4.53	54,365	1.00		0.32		1.22		0.10		105

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Notes to Financial Statements

June 30, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured Small Cap Equity Fund (the “Fund”) (formerly Goldman Sachs CORE Small Cap Equity). The Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning on July 1, 2005 and on a contractual basis as of April 28, 2006 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $2 Billion	0.75%

Over $2 Billion	0.68%

13

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

3. AGREEMENTS (continued)

     Additionally, effective July 1, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fee equal to 0.02% of the Fund’s average daily net assets. For the six months ended June 30, 2006, GSAM waived approximately $21,000 of the Fund’s Management Fee.

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.114% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2006, GSAM reimbursed approximately $13,000 to the Fund.
     In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2006, custody fees were reduced by approximately $1,300.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     At June 30, 2006, the amounts owed to affiliates were approximately $119,000 and $6,000 for Management and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long term securities for the six months ended June 30, 2006, were $109,139,810 and $109,899,401, respectively. For the six months ended June 30, 2006, Goldman Sachs earned approximately $1,000 of brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2006, is reported parenthetically on the Statement of Operations. A portion of this amount, $13,311, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended June 30, 2006, BGA earned approximately $17,000 in fees as securities lending agent. At June 30, 2006, the Fund loaned securities having a market value of $19,492,684 collateralized by cash in the amount of $19,977,125. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

6. LINE OF CREDIT FACILITY

The Fund participates in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Fund did not have any borrowings under this facility.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2005, the Fund had certain timing differences on a tax basis of $18,500 related to the recognition of certain REIT dividends for tax purposes.
     At June 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$196,352,805

Gross unrealized gain	31,370,091
Gross unrealized loss	(6,015,413)

Net unrealized security gain	$25,354,678

     The difference between book-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, futures contracts and return-of-capital distributions from underlying fund investments.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Fund, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.
     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Fund is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

15

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

8. OTHER MATTERS (continued)

New Accounting Pronouncement — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

The Trustees oversee the management of Goldman Sachs Variable Insurance Trust (the “Trust”), and review the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Fund.

The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 15, 2006 (the “Annual Contract Meeting”).

To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Fund’s investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 15, 2005, February 8, 2006 and May 10, 2006. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Fund’s investment performance; (b) the Fund’s management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses of the Fund that exceed a specified level; (d) the Investment Adviser’s potential economies of scale and the breakpoint for the fees payable by the Fund under the Management Agreement; (e) the relative expense level of the Fund; (f) the Investment Adviser’s profitability with respect to the Trust and the Fund; (g) information on the advisory fees charged by the Investment Adviser to institutional accounts; (h) the quality of the non-advisory services provided to the Fund; (i) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (j) an evaluation of Trustees’ the contract review process provided by an outside third party; and (k) information on the processes followed by the third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Fund.

At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds since 2003; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, distribution, portfolio brokerage and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Fund’s other service providers, including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Fund’s investment performance, fees and expenses, including the Fund’s expense trends over time and the breakpoint in the contractual fee rate under the Management Agreement approved in 2005.

In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended other sessions at which the Trustees reviewed the commission rates paid by the Fund on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees that are payable by the Fund on its Service Share Class. Information was also provided to the Trustees relating to the Fund’s portfolio turnover, revenue sharing by the Investment Adviser, portfolio manager compensation, the alignment of the interests of the Fund and the portfolio managers, the number and types of accounts managed by the portfolio managers, and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.

17

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

The presentations made at the Contract Review Committee meetings and the Annual Contract Meeting encompassed the Fund and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for the Fund and these other mutual fund portfolios were approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to the Fund separately.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Fund. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Fund in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Fund invests; (c) compliance reports; and (d) expenses borne by the Fund. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.

In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Fund by the Investment Adviser and its affiliates. These services include services as the Fund’s transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of the Fund’s portfolio securities transactions. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Fund and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser, including education and training initiatives.

The Trustees also considered the investment performance of the Fund and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Fund to the performance of other SEC-registered funds and to rankings and ratings issued by the Outside Data Provider. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. This information on the Fund’s investment performance was provided for one, three and five year periods. In addition, the Trustees considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies, as well as in light of periodic analyses of its quality and risk profile. In addition, the Trustees considered whether the Fund had operated within its investment policies, and its record of compliance with its investment limitations. The Trustees believed that the Fund was providing investment performance within a competitive range for long-term investors.

The Board of Trustees also considered the contractual fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Fund and the Fund’s total operating expense ratios (before and after expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Fund’s fee rates and total operating expense ratios were prepared by the Outside Data Provider.

More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee rates to a relevant peer group and a category universe; an expense analysis which compared the Fund’s expenses to a peer group and a category universe; and a five-year history comparing the Fund’s expenses to the category average. The analyses also compared the Fund’s transfer agency fees, custody and accounting fees and other expenses to a peer group and median. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Fund. In addition,

18

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

the Trustees considered the Investment Adviser’s voluntary undertaking to waive a portion of its management fees with respect to the Fund and to limit the Fund’s total expense ratio (excluding certain expenses) to a specified level.

The Board of Trustees also considered the breakpoint in the contractual fee rate under the Management Agreement for the Fund that was approved in 2005, which had been implemented at the following annual percentage of the average daily net assets of the Fund:

0.75% on the first $2 billion and 0.68% over $2 billion.

In approving this new fee breakpoint, the Trustees had reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Fund and its shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Fund; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. Upon reviewing these matters again at the Annual Contract Meeting in 2006, the Trustees continued to believe that the fee breakpoint was a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset level.

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Fund as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Fund. In this regard, the Trustees noted that the Investment Adviser had adopted a policy to cease obtaining third party non-broker research based on the Fund’s brokerage transactions. They also noted that during the past year the Fund had created a new share class, Service Shares, with a distribution and service plan under which an affiliate of the Investment Adviser would receive fees.

In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Fund. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.

After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Fund were reasonable in light of the services provided by the Investment Adviser, its costs and the Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending	6 months
	Account Value	Account Value	ended
	1/1/06	6/30/06	6/30/06*

Actual	$1,000	$1,052.40	$4.47
Hypothetical 5% return	1,000	1,020.44 +	4.40

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratio for the period was 0.88%.

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

20

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter V. Bonanno, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio,which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Effective May 1, 2006, the Variable Insurance Trust (VIT) CORESM Small Cap Equity Fund was renamed the Variable Insurance Trust (VIT) Structured Small Cap Equity Fund. CORESM is a registered service mark of Goldman, Sachs & Co.

Toll Free (in U.S.): 800-292-4726
This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Structured Small Cap Equity Fund.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: August 18, 2006

VITSTRCSCSAR/06-1203/08-06/30.4K

Goldman
Sachs Variable Insurance Trust

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005

Capital Growth Fund

Semiannual Report
June 30, 2006

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Capital Growth Fund during the six-month reporting period that ended June 30, 2006.

Market Review

During the first half of 2006, the U.S. equity markets finished in positive territory. Energy and Utility companies continued to be favored by investors, producing significant returns. Conversely, sectors such as Healthcare and Technology lagged during the six-month period. The retail sector remained weak as a result of the overall market environment. The Federal Reserve Board raised short-term interest rates for the 17th consecutive time in June 2006. This was the first increase that was not accompanied by a statement indicating future interest rate hikes, which triggered a slight rally in the equities market at the end of June.

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006*

	% of
Company	Net Assets	Business

Freddie Mac	4.2%	Specialty Finance
Microsoft Corp.	3.6	Computer Software
Baker Hughes, Inc.	3.4	Oil Well Services & Equipment
Suncor Energy, Inc.	3.1	Oil & Gas
The McGraw-Hill Cos., Inc.	3.0	Commercial Services
First Data Corp.	2.9	Computer Services
Google, Inc.	2.9	Internet & Online
Schlumberger Ltd.	2.6	Oil Well Services & Equipment
Yahoo!, Inc.	2.5	Internet & Online
PepsiCo., Inc.	2.4	Beverages

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied upon in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Performance Review

Over the six-month period that ended June 30, 2006, the Fund’s Institutional Shares generated a cumulative total return of -0.56%. This return compares to the -0.93% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same time period. For the period from the inception of the Service Class on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of -3.81%. This compares to the -3.83% cumulative total return of the Fund’s benchmark over the same time period.

The Fund outperformed its benchmark during the reporting period, as a result of stock selection within the Energy and Technology sectors as well as strength in select Wireless Tower companies.

The Energy sector was a top contributor to performance during the six-month period as nearly all of the Fund’s holdings in the sector outperformed that sector in the Index. Schlumberger Ltd. declared a 2-for-1 stock split and increased its dividend by nearly 20% over the period. In addition to these shareholder-friendly actions, the company reported full-year and quarter-end earnings results that surpassed consensus expectations. Baker Hughes, Inc. exceeded earnings expectations, almost doubling profits from a year ago. Baker Hughes benefited from the industry’s increased efforts to find hydrocarbons, as well as several analyst upgrades. U.S. rig counts have been increasing (with over 1,600 total rigs currently in North America), this year’s forecast for hurricanes is severe, and energy prices spiked during the period — all of which have been factors driving the company’s growth. We believe that, as more oil wells are drilled to meet global demand, oil well services businesses like Schlumberger and Baker Hughes will continue to benefit.

Within the Technology sector, Google, Inc. and Cisco Systems, Inc. contributed to the Fund’s performance. Google announced first quarter earnings results were up 60% from a year ago, exceeding analyst expectations. The growth in earnings and revenue outpaced that of other major Internet-based companies, especially in its international operations, where revenue increased 91%. Cisco Systems enhanced results as it reported fiscal second quarter earnings that beat expectations. The company’s order growth is at its strongest level in over a year due to increased demand from its corporate customers. Many companies are focused on increasing the capacity and security of their networks and Cisco has been a beneficiary of this trend. In addition, the company was upgraded by several analysts who believe it should see accelerated revenue and profit growth in 2006. We believe Cisco is well positioned for growth as it has increased its sales force by approximately 30% in recent quarters.

The Fund’s wireless tower companies, Crown Castle International Corp. and American Tower Corp. were both up and contributed to performance during the period. Crown Castle enhanced fund performance, as the company reported results for the first quarter 2006 with strong earnings and total revenue up 14%. In mid-May, the company added more cell towers to its high quality portfolio with its acquisition of the private tower company, Mountain Cell. We believe Crown Castle has strategically managed its balance sheet by taking on large debt which it has effectively controlled using its free cash flow. American Tower contributed to performance as the company reported results for its first quarter of 2006 with total revenues up 74%. All areas of American Tower continued to perform well as the company fully completed its integration of SpectraSite. We believe American Tower’s operating margins are healthy and were aided by the strong performance of wireless carriers. We feel that

2

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter (continued)

American Tower should benefit from a robust tower leasing environment as it enhances its operations.

In the Consumer Discretionary sector, we sold out of the Fund’s position in Carnival Corp. While the company met our investment criteria for its brand name in the cruising industry, dominant market share, and strong free cash flow, the company has been beset by economic factors that have put pressure on margins. With the increase in oil prices, Carnival’s energy costs have grown over 50% in the past year. However, Carnival has been able to manage this cost through its pricing power, passing these prices on to the consumer. Now we are concerned that, with strains on consumers due to high gas prices, Carnival will not have the pricing power it once had and we do not see the company being able to demonstrate its operating leverage anytime soon. We decided to exit the position and invest the proceeds in companies where we had more conviction going forward.

XM Satellite Radio Holdings, Inc. was down significantly during the period, despite a revenue increase of over 100% driven by strong subscriber growth during the first quarter. Its shares fell after management made some missteps, causing them to lower their outlook for 2006. XM has also been the subject of FCC and FTC investigations. We believe XM is still well positioned for strong growth, as the company expects cars pre-installed with its radios to increase significantly.

The Finance sector detracted from performance, as the government-sponsored enterprise (GSE) Freddie Mac was down during the period. Its shares fell in June as a result of overall weakness in the mortgage finance sector. The key issue that weighed on the sector was concerns about further interest rate hikes and inflation. In addition, a news article was released regarding the restriction of mortgage loan portfolio growth for the GSEs. It said the Treasury might use its authority to reject the GSE’s requests to issue debt, limiting their portfolio growth. This would circumvent the efforts by Congress to issue a new bill strengthening the regulation of the GSEs. We do not believe that the Treasury is likely to reject the GSE’s requests since it would serve to reinforce the implicit guarantee of the government to bail GSEs out in the event of a crisis. In our view, a bill strengthening the regulator will likely not be passed this year due to the lack of negotiations necessary to make a potential compromise. We are still favorable on Freddie Mac due, in part, to the fundamental strength of its franchise. On the positive side in the Finance sector, The Charles Schwab Corp. enhanced fund performance. Improving fundamentals helped its shares rally as assets increased 17% over the past year to $1.2 trillion — a record for the firm. In addition to the assets under management, which drives the bulk of its revenue, Schwab’s trading business grew 62% over the past year. While an increase in the daily average revenue trades (DARTs) is a net positive, we are more heartened by the growth in the asset base, which serves as a strong recurring revenue stream for the company.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Growth Team

July 18, 2006

3

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Capital Growth Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Capital Growth Fund invests primarily in large-capitalization U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may invest in foreign securities, which may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investment in IPOs. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. When a fund’s asset base is small, IPOs may have a magnified impact on the fund’s performance. As a fund’s assets grow, it is probable that the effect of the fund’s investment in IPOs on its total returns may not be as significant, which could reduce the fund’s performance.

4

Shareholder Letter (continued)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

5

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%

Aerospace & Defense – 1.7%
145,630	United Technologies Corp.	$9,235,855

Audio & Visual Equipment – 0.8%
49,720	Harman International Industries, Inc.	4,244,596

Beverages – 4.9%
137,480	Fortune Brands, Inc.	9,762,455
222,100	PepsiCo., Inc.	13,334,884
96,275	The Coca-Cola Co.	4,141,750

		27,239,089

Biotechnology – 4.6%
200,754	Amgen, Inc.*	13,095,183
71,100	Genentech, Inc.*	5,815,980
248,700	MedImmune, Inc.*	6,739,770

		25,650,933

Broadcasting & Cable/Satellite TV – 1.9%
165,650	Univision Communications, Inc.*(a)	5,549,275
327,350	XM Satellite Radio Holdings, Inc.*(a)	4,795,678

		10,344,953

Commercial Services – 5.0%
202,890	Moody’s Corp.	11,049,389
335,050	The McGraw-Hill Companies, Inc.	16,829,562

		27,878,951

Computer Hardware – 1.0%
492,100	EMC Corp.*	5,398,337

Computer Services – 2.9%
360,191	First Data Corp.	16,223,003

Computer Software – 5.2%
204,625	Electronic Arts, Inc.*	8,807,060
865,768	Microsoft Corp.	20,172,394

		28,979,454

Drugs & Medicine – 2.7%
229,684	Pfizer, Inc.	5,390,684
294,200	Schering-Plough Corp.	5,598,626
97,535	Wyeth	4,331,529

		15,320,839

Financials – 6.2%
11,600	Chicago Mercantile Exchange Holdings, Inc.	5,697,340
63,100	Franklin Resources, Inc.	5,477,711
53,900	Legg Mason, Inc.	5,364,128
65,635	Merrill Lynch & Co., Inc.	4,565,571
93,345	Morgan Stanley	5,900,337
453,030	The Charles Schwab Corp.	7,239,419

		34,244,506

Foods – 1.1%
113,500	The Hershey Co.	6,250,445

Gaming/Lodging – 3.6%
350,700	Cendant Corp.	5,712,903
107,820	Harrah’s Entertainment, Inc.	7,674,628
170,160	Marriott International, Inc.	6,486,499

		19,874,030

Health Care Services – 0.7%
85,000	Omnicare, Inc.	4,030,700

Household/Personal Care – 1.2%
124,417	Procter & Gamble Co.	6,917,585

Internet & Online – 5.3%
38,310	Google, Inc.*	16,064,532
415,074	Yahoo!, Inc.*	13,697,442

		29,761,974

Manufacturing – 1.1%
84,700	Rockwell Automation, Inc.	6,099,247

Medical Products – 5.3%
42,950	Fisher Scientific International, Inc.*	3,137,497
211,778	Medtronic, Inc.	9,936,624
156,100	St. Jude Medical, Inc.*	5,060,762
170,300	Stryker Corp.	7,171,333
71,447	Zimmer Holdings, Inc.*	4,052,474

		29,358,690

Movies & Entertainment – 0.9%
141,274	Viacom, Inc. Class B*	5,063,260

Networking/Telecommunications Equipment – 3.4%
673,190	Cisco Systems, Inc.*	13,147,401
130,900	Motorola, Inc.	2,637,635
49,400	Research In Motion Ltd.*	3,446,638

		19,231,674

Oil & Gas – 7.9%
224,140	Canadian Natural Resources Ltd.	12,412,873
351,100	Chesapeake Energy Corp.(a)	10,620,775
95,600	Quicksilver Resources, Inc.*(a)	3,519,036
212,520	Suncor Energy, Inc.	17,216,245

		43,768,929

Oil Well Services & Equipment – 6.0%
232,538	Baker Hughes, Inc.	19,033,235
218,040	Schlumberger Ltd.	14,196,585

		33,229,820

Pharmacy Benefit Manager – 2.0%
130,965	Caremark Rx, Inc.	6,531,225
81,790	Medco Health Solutions, Inc.*	4,684,931

		11,216,156

Producer Goods – 0.8%
59,910	W.W. Grainger, Inc.	4,507,029

Publishing – 1.4%
150,755	Lamar Advertising Co.*	8,119,664

The accompanying notes are an integral part of these financial statements.

6

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Retailing – 6.5%
190,770	Lowe’s Companies, Inc.	$11,574,016
228,790	Target Corp.	11,180,967
275,520	Wal-Mart Stores, Inc.	13,271,799

		36,026,782

Semiconductors – 4.8%
168,384	Intel Corp.	3,190,877
314,279	Linear Technology Corp.	10,525,204
322,491	QUALCOMM, Inc.	12,922,214

		26,638,295

Specialty Finance – 6.2%
104,660	American Express Co.	5,570,005
110,907	Fannie Mae	5,334,627
412,455	Freddie Mac	23,514,060

		34,418,692

Technology Services – 0.7%
56,420	Cognizant Technology Solutions Corp.*	3,801,015

Telecommunications – 3.4%
402,290	American Tower Corp.*	12,519,266
107,650	Crown Castle International Corp.*	3,718,231
72,500	NeuStar, Inc.*	2,446,875

		18,684,372

TOTAL COMMON STOCKS
(Cost $548,446,663)		$551,758,875

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.8%

Joint Repurchase Agreement Account II
$4,200,000	5.28%	07/03/2006	$4,200,000
Maturity Value: $4,201,847
(Cost $4,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $552,646,663)			$555,958,875

Shares	Description	Value
Securities Lending Collateral – 3.2%

17,652,450	Boston Global Investment Trust – Enhanced Portfolio	$17,652,450
(Cost $17,652,450)

TOTAL INVESTMENTS – 103.2%
(Cost $570,299,113)		$573,611,325

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%		(17,961,523)

NET ASSETS – 100.0%		$555,649,802

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment information appears on page 8.

The accompanying notes are an integral part of these financial statements.

7

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $4,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,860,000,000	5.30%	07/03/2006	$2,861,263,167

Barclays Capital PLC	1,500,000,000	5.32	07/03/2006	1,500,665,000

Bear Stearns	500,000,000	5.31	07/03/2006	500,221,250

Deutsche Bank Securities, Inc.	1,000,000,000	5.20	07/03/2006	1,000,433,333

Greenwich Capital Markets	300,000,000	5.32	07/03/2006	300,133,000

J.P. Morgan Securities, Inc.	400,000,000	5.28	07/03/2006	400,176,000

Merrill Lynch	500,000,000	5.25	07/03/2006	500,218,750

Morgan Stanley & Co.	3,000,000,000	5.25	07/03/2006	3,001,312,500

UBS Securities LLC	1,050,000,000	5.25	07/03/2006	1,050,459,375

UBS Securities LLC	475,000,000	5.30	07/03/2006	475,209,792

UBS Securities LLC	400,000,000	5.34	07/03/2006	400,178,000

Wachovia Capital Markets	250,000,000	5.26	07/03/2006	250,109,583

TOTAL	$12,235,000,000			$12,240,379,750

At June 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 11.00%, due 07/07/2006 to 04/20/2016; Federal Home Loan Mortgage Association, 3.00% to 8.50%, due 02/01/2007 to 07/01/2036; Federal National Mortgage Association, 0.00% to 10.50%, due 02/01/2007 to 07/01/2036; and U.S. Treasury Bonds, 5.00% to 7.14%, due 11/13/2008 to 10/20/2018. The aggregate market value of the collateral, including accrued interest, was $12,492,409,737.

The accompanying notes are an integral part of these financial statements.

8

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:

Investment in securities, at value (identified cost $552,646,663) — including $17,175,839 of securities on loan	$555,958,875
Securities lending collateral, at value (cost $17,652,450)	17,652,450
Cash	110,080
Receivables:
Fund shares sold	350,471
Dividends and interest	153,426
Securities lending income	737
Other assets	2,085

Total assets	574,228,124

Liabilities:

Payables:
Payable upon return of securities loaned	17,652,450
Fund shares repurchased	405,367
Amounts owed to affiliates	391,482
Accrued expenses	129,023

Total liabilities	18,578,322

Net Assets:

Paid-in capital	508,945,444
Accumulated undistributed net investment income	266,345
Accumulated net realized gain on investment and foreign currency related transactions	43,125,849
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	3,312,164

NET ASSETS	$555,649,802

Net Assets:
Institutional	$161,532,306
Service	394,117,496

Shares Outstanding:
Institutional	15,214,166
Service	37,141,953

Total shares of beneficial interest outstanding, $0.001 par value (unlimited shares authorized)	52,356,119

Net asset value, offering and redemption price per share:
Institutional	$10.62
Service	$10.61

The accompanying notes are an integral part of these financial statements.

9

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

Investment income:

Dividends(a)	$2,829,148
Interest (including securities lending income of $4,073)	92,738

Total income	2,921,886

Expenses:

Management fees	2,156,761
Distribution and Service fees	508,337
Transfer agent fees	115,027
Printing fees	84,159
Custody and accounting fees	56,157
Professional fees	30,525
Trustee fees	6,803
Registration fees	629
Other	5,499

Total expenses	2,963,897

Less — expense reductions	(305,410)

Net expenses	2,658,487

NET INVESTMENT INCOME	263,399

Realized and unrealized gain (loss) on investment and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions (including commissions recaptured of $81,082)	70,631,518
Foreign currency related transactions	(124)
Net change in unrealized loss on:
Investments	(87,491,675)
Translation of assets and liabilities denominated in foreign currencies	(48)

Net realized and unrealized loss on investment and foreign currency transactions	(16,860,329)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,596,930)

(a)	Foreign taxes withheld on dividends were $8,775.

The accompanying notes are an integral part of these financial statements.

10

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005
From operations:

Net investment income	$263,399	$252,902
Net realized gain on investment and foreign currency related transactions	70,631,394	2,625,757
Payment by affiliates to reimburse certain security claims	—	2,915
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(87,491,723)	1,234,312

Net increase (decrease) in net assets resulting from operations	(16,596,930)	4,115,886

Distributions to shareholders:

From net investment income
Institutional Shares	—	(249,956)
Service Shares	—	—

Total distributions to shareholders	—	(249,956)

From share transactions:

Proceeds from sales of shares	7,699,056	11,639,337
Proceeds received in connection with merger	454,868,620	—
Reinvestment of dividends and distributions	—	249,956
Cost of shares repurchased	(58,374,570)	(34,389,302)

Net increase (decrease) in net assets resulting from share transactions	404,193,106	(22,500,009)

TOTAL INCREASE (DECREASE)	387,596,176	(18,634,079)

Net assets:

Beginning of period	168,053,626	186,687,705

End of period	$555,649,802	$168,053,626

Accumulated undistributed net investment income	$266,345	$2,946

The accompanying notes are an integral part of these financial statements.

11

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from													Ratios assuming no
		investment operations			Distributions to shareholders										expense reductions

			Net										Ratio of		Ratio of		Ratio of
	Net asset		realized			From		Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	and	Total from	From net	net		value,		end of	net expenses		income to		expenses		income to		Portfolio
Year — Share	beginning	investment	unrealized	investment	investment	realized	Total	end of	Total	period	to average		average		to average		average		turnover
Class	of period	income(b)	gain (loss)	operations	income	gains	distributions	period	return(c)	(in 000s)	net assets		net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)

2006 — Institutional	$10.68	$0.01	$(0.07)	$(0.06)	$—	$—	$—	$10.62	(0.56)%	$161,532	0.86	% (d)	0.15	% (d)	0.86	% (d)	0.15	% (d)	46%
2006 — Service(a)	11.03	—	(0.42)	(0.42)	—	—	—	10.61	(3.81)	394,118	0.96	(d)	0.05	(d)	1.11	(d)	(0.10	)(d)	46
For the Years ended December 31,

2005 — Institutional	10.39	0.02	0.29	0.31	(0.02)	—	(0.02)	10.68	2.94	168,054	0.90		0.15		0.90		0.15		35
2004 — Institutional	9.59	0.07	0.80	0.87	(0.07)	—	(0.07)	10.39	9.09	186,688	0.89		0.69		0.89		0.69		45
2003 — Institutional	7.77	0.03	1.81	1.84	(0.02)	—	(0.02)	9.59	23.74	179,694	1.02		0.38		1.43		(0.03)		16
2002 — Institutional	10.28	0.01	(2.50)	(2.49)	(0.02)	—	(0.02)	7.77	(24.33)	18,052	1.10		0.16		1.77		(0.51)		24
2001 — Institutional	12.09	0.02	(1.78)	(1.76)	(0.02)	(0.03)	(0.05)	10.28	(14.46)	16,266	1.00		0.15		1.69		(0.54)		39

(a)	Service Share Class commenced on January 9, 2006.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

12

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Notes to Financial Statements

June 30, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Capital Growth Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Service Shares bear all expenses and fees relating to their Distribution and Service Plan.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

13

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

G. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statement of Operations.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning on July 1, 2005 and on a contractual basis as of April 28, 2006 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.75%

Next $1 Billion	0.68%

Over $2 Billion	0.65%

     In connection with the reorganization of the Allmerica Select Growth Fund into the Fund, GSAM has contractually agreed to reimburse the Fund as necessary to limit the total annual operating expenses of the Services Shares of the Fund to 1.00% until June 2007.

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.114% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2006, GSAM did not make any reimbursements to the Fund.
     In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2006, custody fees were reduced by approximately $1,000.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.

14

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

3. AGREEMENTS (continued)

     The Trust has adopted, on behalf of Service Shares of the Fund, a Distribution and Service plan (the “Plan”). Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares. GSAM has voluntarily agreed to waive Distribution and Service fees for Service Shares so as not to exceed 0.10% for the Fund. This waiver may be modified or terminated at any time at the option of Goldman Sachs. For the six months ended June 30, 2006, GSAM waived $304,386 in Distribution and Service fees for the Fund.

     At June 30, 2006, amounts owed to affiliates were approximately $341,000, $32,000 and $18,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long term securities for the six months ended June 30, 2006, were $493,235,656 and $528,507,906, respectively. For the six months ended June 30, 2006, Goldman Sachs earned approximately $19,000 of brokerage commissions from portfolio transactions executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2006, is reported parenthetically on the Statement of Operations. For the six months ended June 30, 2006, BGA earned approximately $800 in fees as securities lending agent. At June 30, 2006, the Fund loaned securities having a market value of $17,175,839 collateralized by cash in the amount of $17,652,450. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Fund did not have any borrowings under this facility.

15

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2005, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows.

Capital loss carryforward:(1)(2)
Expiring 2008	$(4,206,400)
Expiring 2009	(13,983,325)
Expiring 2010	(6,239,358)
Expiring 2011	(1,064,803)

Total capital loss carryforward	$(25,493,886)

Timing differences (post-October losses)	(1,208,929)

(1)	Expiration occurs on December 31 of the year indicated utilization of these losses may be limited under the Code.
(2)	During the year ended December 31, 2005, the Fund utilized $3,606,802 of capital loss carryforwards.

     At June 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$575,288,100

Gross unrealized gain	36,368,456
Gross unrealized loss	(38,045,231)

Net unrealized security loss	$(1,676,775)

     The difference between book-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Fund, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.
     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Fund is remote, and the pending

16

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

8. OTHER MATTERS (continued)

action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Mergers and Reorganizations — At a meeting held on July 12, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the Allmerica Select Growth Fund by the Goldman Sachs VIT Capital Growth Fund. Following the approval of the Board of Trustees and shareholders of the Allmerica Investment Trust Select Growth Fund, the acquisition was completed on January 9, 2006.

     Pursuant to the Agreement, the assets and liabilities of the Allmerica Investment Trust Select Growth Fund Service Class were transferred into the Goldman Sachs VIT Capital Growth Fund Service Class in a tax-free exchange as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	on January 6, 2006

Goldman Sachs VIT Capital Growth Fund Service Class/ Allmerica Investment Trust Select Growth Fund Service Class	41,239,222	$454,868,620	264,467,645

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

	Survivor Fund’s	Acquired Fund’s		Survivor Fund’s
	Aggregate	Aggregate		Aggregate
	Net Assets	Net Assets	Acquired Fund’s	Net Assets
	before	before	Unrealized	immediately
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	after acquisition

Goldman Sachs VIT Capital Growth Fund/ Allmerica Investment Trust Select Growth Fund	$173,497,578	$454,868,620	$74,244,861	$628,366,197

New Accounting Pronouncement — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	June 30, 2006		December 31, 2005

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	647,961	$7,124,656	1,146,173	$11,639,337
Reinvestment of dividends and distributions	—	—	23,144	249,956
Shares repurchased	(1,175,794)	(12,914,437)	(3,389,711)	(34,389,302)

	(527,833)	(5,789,781)	(2,220,394)	(22,500,009)

Service Shares*
Shares sold	80,297	574,400	—	—
Shares issued in connection with merger	41,239,222	454,868,620	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(4,177,566)	(45,460,133)	—	—

	37,141,953	409,982,887	—	—

NET INCREASE (DECREASE)	36,614,120	$404,193,106	(2,220,394)	$(22,500,009)

*	Service Share Class commenced on January 9, 2006.

18

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

     The Trustees oversee the management of Goldman Sachs Variable Insurance Trust (the “Trust”), and review the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Fund.

     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 15, 2006 (the “Annual Contract Meeting”).

     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Fund’s investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 15, 2005, February 8, 2006 and May 10, 2006. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Fund’s investment performance; (b) the Fund’s management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses of the Fund that exceed a specified level; (d) the Investment Adviser’s potential economies of scale and the breakpoints for the fees payable by the Fund under the Management Agreement; (e) the relative expense level of the Fund; (f) the Investment Adviser’s profitability with respect to the Trust and the Fund; (g) information on the advisory fees charged by the Investment Adviser to institutional accounts; (h) the quality of the non-advisory services provided to the Fund; (i) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (j) an evaluation of Trustees’ the contract review process provided by an outside third party; and (k) information on the processes followed by the third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Fund.

     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds since 2003; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, distribution, portfolio brokerage and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Fund’s other service providers, including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Fund’s investment performance, fees and expenses, including the Fund’s expense trends over time and the breakpoints in the contractual fee rate under the Management Agreement approved in 2005.

     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended other sessions at which the Trustees reviewed the commission rates paid by the Fund on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees that are payable by the Fund on its Service Share Class. Information was also provided to the Trustees relating to the Fund’s portfolio turnover, revenue sharing by the Investment Adviser, portfolio manager compensation, the alignment of the interests of the Fund and the portfolio managers, the number and types of accounts managed by the portfolio managers, and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.

19

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

     The presentations made at the Contract Review Committee meetings and the Annual Contract Meeting encompassed the Fund and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for the Fund and these other mutual fund portfolios were approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to the Fund separately.

     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Fund. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Fund in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Fund invests; (c) compliance reports; and (d) expenses borne by the Fund. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.

     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Fund by the Investment Adviser and its affiliates. These services include services as the Fund’s transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of the Fund’s portfolio securities transactions. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Fund and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser, including education and training initiatives.

     The Trustees also considered the investment performance of the Fund and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Fund to the performance of other SEC-registered funds and to rankings and ratings issued by the Outside Data Provider. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. This information on the Fund’s investment performance was provided for one, three and five year periods. In addition, the Trustees considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies, as well as in light of periodic analyses of its quality and risk profile. In addition, the Trustees considered whether the Fund had operated within its investment policies, and its record of compliance with its investment limitations. The Trustees believed that the Fund was providing investment performance within a competitive range for long-term investors for the periods ended March 31, 2006, and that GSAM’s continued management would benefit the Fund and its shareholders.

     The Board of Trustees also considered the contractual fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Fund and the Fund’s total operating expense ratios (before and after expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Fund’s fee rates and total operating expense ratios were prepared by the Outside Data Provider.

     More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fees to a relevant peer group and a category universe; an expense analysis which compared the Fund’s expenses to a peer group and a category universe; and a five-year history comparing the Fund’s expenses to the category average. The analyses also compared the Fund’s transfer agency fees, custody and accounting fees and other expenses to a peer group and median. The Trustees believed that the comparisons provided by

20

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Fund. In addition, the Trustees considered the Investment Adviser’s voluntary undertaking to limit the Fund’s total expense ratio (excluding certain expenses) to a specified level. This voluntary undertaking is in addition to the Investment Adviser’s separate contractual agreement to reimburse the Fund as necessary to limit the total annual operating expenses of the Service Share of the Fund to a specified level until June 2007.

     The Board of Trustees also considered the breakpoints in the contractual fee rate under the Management Agreement for the Fund that were approved in 2005, which had been implemented at the following annual percentages of the average daily net assets of the Fund:

0.75% on the first $1 billion, 0.68% over $1 billion up to $2 billion and 0.65% over $2 billion.

     In approving these new fee breakpoints, the Trustees had reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Fund and its shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Fund; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. Upon reviewing these matters again at the Annual Contract Meeting in 2006, the Trustees continued to believe that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels.

     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Fund as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Fund. In this regard, the Trustees noted that the Investment Adviser had adopted a policy to cease obtaining third party non-broker research based on the Fund’s brokerage transactions. They also noted that during the past year the Fund had created a new share class, Service Shares, with a distribution and service plan under which an affiliate of the Investment Adviser would receive fees.

     In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Fund. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.

     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Fund were reasonable in light of the services provided by the Investment Adviser, its costs and the Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Capital Growth Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006

As a shareholder of Institutional and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses — The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending	6 months
	Account Value	Account Value	ended
Share Class	1/1/06	6/30/06	6/30/06*

Institutional
Actual	$1,000.00	$994.40	$4.23
Hypothetical 5% return	1,000.00	1,020.55 +	4.29

Service#
Actual	1,000.00	961.90	4.41
Hypothetical 5% return	1,000.00	1,018.93 +	4.54

*	Expenses are calculated using the Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were 0.86% and 0.96% for Institutional and Service Shares, respectively.
#	Service Share Class commenced on January 9, 2006. The Beginning Account Value is as of January 9, 2006.
+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

22

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter V. Bonanno, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Capital Growth Fund.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: August 18, 2006

VITCGSAR/06-1199/08-06/35.2K

Goldman
Sachs Variable Insurance Trust

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005

Mid Cap Value Fund

Semiannual Report
June 30, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Mid Cap Value Fund during the six-month reporting period that ended June 30, 2006.

Market Review

During the first half of 2006, the overall U.S. equity markets finished in positive territory, with the S&P 500 Index returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures, and the potential for additional Federal Reserve Board rate hikes tempered returns. From a market-cap perspective, small-cap stocks outperformed their mid- and large-cap counterparts over the six-month period, with the Russell 2000, Russell Midcap, and Russell 1000 Indexes returning 8.21%, 4.84%, and 2.76%, respectively. Within the mid-cap universe, value outperformed growth, as the Russell MidCap Value Index returned 7.02% and the Russell Midcap Growth Index returned 2.56%, respectively.

Investment Objective

The Fund seeks long-term capital appreciation.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006*

	% of
Company	Net Assets	Business

Range Resources Corp.	3.1%	Oil & Refining
Entergy Corp.	2.5	Electric Utilities
J.C. Penney Co., Inc.	2.4	Retail Apparel
AMBAC Financial Group, Inc.	2.4	Property Insurance
PPL Corp.	2.2	Electric Utilities
EOG Resources, Inc.	2.2	Energy Resources
Harrah’s Entertainment, Inc.	2.2	Hotel & Leisure
The Bear Stearns Companies, Inc.	2.1	Brokers
PG&E Corp.	2.1	Electric Utilities
Apartment Investment & Management Co.	1.9	REITs

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied upon in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2006, the Fund’s Institutional Shares generated a cumulative total return of 4.70%. This return compares to the 7.02% cumulative total return of the Fund’s benchmark, the Russell Midcap Value Index (with dividends reinvested), over the same time period. For the period from the inception of the Service Class on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of 1.88%. This return compares to the 3.97% cumulative total return of the Fund’s benchmark over the same time period.

During the reporting period, the Fund’s holdings in the Energy and Consumer Cyclicals sectors detracted from results. In contrast, its Basic Materials and Financials stocks generated solid returns.

Several of the Fund’s largest Energy holdings, such as EOG Resources, Inc., lagged the market as the winter of 2005/2006 ranked as one of the warmest on record, resulting in weakness in natural gas fundamentals. We continue to favor Energy companies with a mix of low cost structures, positive reserve trends, and disciplined management teams. In Technology, weak investor sentiment pressured shares of Activision, Inc. and Seagate Technology, but we remain positive on the long-term fundamentals for both companies. We believe Activision and Seagate offer excellent opportunities in the Technology field due to company-level improvements and shareholder-friendly actions. Other stocks that detracted from results during the reporting period were Lennar Corp. and MedImmune, Inc.

Across the portfolio, several individual stocks ranked as top performers. J. C. Penney Co., Inc., a top holding, continues to perform strongly due to the company’s improved profitability and leadership. Improved fundamentals at Allegheny Technologies, Inc. and Carpenter Technology Corp. also enhanced Fund results. We subsequently sold Carpenter Technology to capture profits. In Consumer Cyclicals, auto safety provider Autoliv, Inc. contributed to performance, despite troubles at U.S. automakers. Autoliv has benefited from a low-cost labor structure and limited exposure to U.S. automakers. Additionally, the company had used recent free cash flow to improve its debt structure, as well as to repurchase its own shares.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Value Portfolio Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Mid Cap Value Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Mid Cap Value Fund invests primarily in mid-capitalization U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Fund may invest in foreign securities, which may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may invest in fixed income securities. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk.

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%

Biotechnology – 0.9%
634,267	MedImmune, Inc.*	$17,188,636

Brokers – 2.4%
217,900	E-Trade Financial Corp.*	4,972,478
295,519	The Bear Stearns Companies, Inc.	41,396,301

		46,368,779

Chemicals – 1.4%
166,016	Ashland, Inc.	11,073,267
333,827	Rohm & Haas Co.	16,731,409

		27,804,676

Computer Hardware – 4.4%
446,093	Amphenol Corp.	24,963,364
330,063	Arrow Electronics, Inc.*	10,628,029
19,816	NCR Corp.*	726,058
977,576	Seagate Technology*(a)	22,132,321
304,045	Tessera Technologies, Inc.*	8,361,237
531,819	Zebra Technologies Corp.*	18,166,937

		84,977,946

Computer Software – 1.4%
2,353,197	Activision, Inc.*	26,779,382

Construction – 1.3%
559,717	Lennar Corp.	24,834,643

Consumer Durables – 0.4%
99,285	Mohawk Industries, Inc.*	6,984,700

Defense/Aerospace – 1.9%
221,104	Alliant Techsystems, Inc.*	16,881,290
348,327	Rockwell Collins, Inc.	19,461,030

		36,342,320

Diversified Energy – 1.8%
1,460,298	The Williams Companies, Inc.	34,112,561

Drugs – 2.4%
565,997	Charles River Laboratories International, Inc.*	20,828,689
912,609	IMS Health, Inc.	24,503,552

		45,332,241

Electric Utilities – 12.0%
365,393	CMS Energy Corp.*	4,728,185
643,245	DPL, Inc.	17,238,966
912,988	Edison International	35,606,532
692,351	Entergy Corp.	48,983,833
231,579	FirstEnergy Corp.	12,553,898
391,838	Northeast Utilities	8,099,292
1,022,494	PG&E Corp.	40,163,564
1,328,027	PPL Corp.	42,895,272
71,850	Public Service Enterprise Group, Inc.	4,750,722
92,800	Sierra Pacific Resources*	1,299,200
379,009	Wisconsin Energy Corp.	15,274,063

		231,593,527

Energy Resources – 3.8%
613,766	EOG Resources, Inc.	42,558,534
505,295	Ultra Petroleum Corp.*	29,948,835

		72,507,369

Environmental & Other Services – 1.4%
934,690	Allied Waste Industries, Inc.*	10,618,079
412,695	Republic Services, Inc.	16,648,116

		27,266,195

Food & Beverage – 1.5%
312,963	Pepsi Bottling Group, Inc.	10,061,761
665,292	Smithfield Foods, Inc.*	19,180,368

		29,242,129

Gas Utilities – 1.4%
688,745	AGL Resources, Inc.	26,254,959

Grocery – 0.5%
384,200	Safeway, Inc.	9,989,200

Health Insurance – 1.9%
322,997	Coventry Health Care, Inc.*	17,745,455
425,212	Health Net, Inc.*	19,206,826

		36,952,281

Home Products – 2.8%
1,172,688	Newell Rubbermaid, Inc.	30,290,531
384,650	The Clorox Co.	23,452,111

		53,742,642

Hotel & Leisure – 2.2%
583,693	Harrah’s Entertainment, Inc.	41,547,268

Information Services – 1.5%
2,483,554	BearingPoint, Inc.*(a)	20,787,347
1,402,957	Unisys Corp.*	8,810,570

		29,597,917

Life Insurance – 2.1%
221,381	Assurant, Inc.	10,714,840
342,374	Lincoln National Corp.	19,323,589
172,804	Torchmark Corp.	10,492,659

		40,531,088

Media – 0.9%
331,785	Lamar Advertising Co.*	17,869,940

Medical Products – 0.2%
170,157	PerkinElmer, Inc.	3,556,281

Medical Providers – 0.5%
550,902	Apria Healthcare Group, Inc.*	10,412,048

Mining – 1.6%
174,904	Allegheny Technologies, Inc.	12,110,353
697,792	Commercial Metals Co.	17,933,254

		30,043,607

Motor Vehicle – 0.7%
220,966	Autoliv, Inc.	12,500,047

The accompanying notes are an integral part of these financial statements.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Oil & Refining – 3.1%
2,170,564	Range Resources Corp.	$59,017,635

Oil Services – 1.7%
872,652	BJ Services Co.	32,515,013

Paper & Packaging – 2.9%
539,941	MeadWestvaco Corp.	15,080,552
792,009	Packaging Corp. of America	17,440,038
681,179	Plum Creek Timber Co., Inc. (REIT)	24,181,855

		56,702,445

Parts & Equipment – 2.9%
362,506	American Standard Companies, Inc.	15,685,635
186,174	Carlisle Cos., Inc.	14,763,598
276,794	Cooper Industries Ltd.	25,719,698

		56,168,931

Property Insurance – 6.2%
570,497	AMBAC Financial Group, Inc.	46,267,307
267,179	Everest Re Group Ltd.	23,129,686
338,197	PartnerRe Ltd.	21,661,518
268,541	RenaissanceRe Holdings Ltd. Series B	13,013,497
357,533	The PMI Group, Inc.	15,938,821

		120,010,829

Publishing – 0.6%
343,311	Dow Jones & Co., Inc.(a)	12,019,318

Regionals – 5.8%
116,700	City National Corp.	7,596,003
135,322	Commerce Bancshares, Inc.	6,772,866
114,904	FirstMerit Corp.	2,406,090
939,873	KeyCorp	33,534,669
272,905	M&T Bank Corp.	32,180,957
384,350	Zions Bancorp.	29,956,239

		112,446,824

REITs – 8.8%
839,246	Apartment Investment & Management Co. (REIT)	36,465,239
141,477	Brandywine Realty Trust	4,551,315
471,442	Developers Diversified Realty Corp.	24,599,843
915,944	Equity Office Properties Trust (REIT)(a)	33,441,115
317,357	Equity Residential Properties Trust	14,195,379
292,999	Healthcare Realty Trust, Inc.	9,332,018
275,829	Home Properties, Inc.(a)	15,311,268
607,081	iStar Financial, Inc.	22,917,308
215,408	Liberty Property Trust(a)	9,521,034

		170,334,519

Retail Apparel – 3.4%
694,834	J. C. Penney Co., Inc.	46,908,243
680,816	Ross Stores, Inc.	19,096,889

		66,005,132

Semiconductors – 0.6%
282,676	Freescale Semiconductor, Inc.*	8,197,604
141,200	National Semiconductor Corp.	3,367,620

		11,565,224

Specialty Financials – 2.3%
224,730	American Capital Strategies Ltd.(a)	7,523,961
468,791	CIT Group, Inc.	24,513,081
519,650	Eaton Vance Corp.	12,970,464

		45,007,506

Telecom Equipment – 0.5%
552,639	ADC Telecommunications, Inc.*	9,317,494

Telephone – 0.8%
350,745	Embarq Corp.*	14,377,038

Thrifts – 0.8%
1,165,425	Hudson City Bancorp, Inc.	15,535,115

Tobacco – 1.2%
199,064	Reynolds American, Inc.(a)	22,952,079

Transports – 1.7%
527,356	Norfolk Southern Corp.	28,065,886
130,119	Swift Transportation Co., Inc.*	4,132,580

		32,198,466

Trust/Processors – 1.1%
381,064	Northern Trust Corp.	21,072,839

TOTAL COMMON STOCKS
(Cost $1,711,508,664)		$1,881,578,789

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 2.2%

Joint Repurchase Agreement Account II
$42,800,000	5.28%	07/03/2006	$42,800,000
Maturity Value: $42,818,818
(Cost $42,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,754,308,664)			$1,924,378,789

The accompanying notes are an integral part of these financial statements.

5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares	Description	Value
Securities Lending Collateral – 3.8%

73,272,825	Boston Global Investment Trust – Enhanced Portfolio	$73,272,825
(Cost $73,272,825)

TOTAL INVESTMENTS – 103.7%
(Cost $1,827,581,489)		$1,997,651,614

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%		(71,377,781)

NET ASSETS – 100.0%		$1,926,273,833

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment Information appears on page 7.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $42,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,860,000,000	5.30%	07/03/2006	$2,861,263,167

Barclays Capital PLC	1,500,000,000	5.32	07/03/2006	1,500,665,000

Bear Stearns	500,000,000	5.31	07/03/2006	500,221,250

Deutsche Bank Securities, Inc.	1,000,000,000	5.20	07/03/2006	1,000,433,333

Greenwich Capital Markets	300,000,000	5.32	07/03/2006	300,133,000

J.P. Morgan Securities, Inc.	400,000,000	5.28	07/03/2006	400,176,000

Merrill Lynch	500,000,000	5.25	07/03/2006	500,218,750

Morgan Stanley & Co.	3,000,000,000	5.25	07/03/2006	3,001,312,500

UBS Securities LLC	1,050,000,000	5.25	07/03/2006	1,050,459,375

UBS Securities LLC	475,000,000	5.30	07/03/2006	475,209,792

UBS Securities LLC	400,000,000	5.34	07/03/2006	400,178,000

Wachovia Capital Markets	250,000,000	5.26	07/03/2006	250,109,583

TOTAL	$12,235,000,000			$12,240,379,750

At June 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 11.00%, due 07/07/2006 to 04/20/2016; Federal Home Loan Mortgage Association, 3.00% to 8.50%, due 02/01/2007 to 07/01/2036; Federal National Mortgage Association, 0.00% to 10.50%, due 02/01/2007 to 07/01/2036; and U.S. Treasury Bonds, 5.00% to 7.14%, due 11/13/2008 to 10/20/2018. The aggregate market value of the collateral, including accrued interest, was $12,492,409,737.

The accompanying notes are an integral part of these financial statements.

7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:

Investment in securities, at value (identified cost $1,754,308,664) — including $71,584,913 of securities on loan	$1,924,378,789
Securities lending collateral, at value (cost $73,272,825)	73,272,825
Cash	161,471
Receivables:
Investment securities sold	20,112,712
Dividends and interest	2,719,964
Fund shares sold	520,233
Other assets	13,658

Total assets	2,021,179,652

Liabilities:

Payables:
Payable upon return of securities loaned	73,272,825
Investment securities purchased	18,778,661
Fund shares repurchased	1,397,900
Amounts owed to affiliates	1,320,863
Accrued expenses	135,570

Total liabilities	94,905,819

Net Assets:

Paid-in capital	1,617,052,397
Accumulated undistributed net investment income	10,861,388
Accumulated net realized gain on investment transactions	128,289,923
Net unrealized gain on investments	170,070,125

NET ASSETS	$1,926,273,833

Net assets:
Institutional	$1,649,513,265
Service	276,760,568

Shares outstanding:
Institutional	101,422,302
Service	17,023,386

Total shares of beneficial interest outstanding, $0.001 par value (unlimited shares authorized)	118,445,688

Net asset value, offering and redemption price per share:
Institutional	$16.26
Service	$16.26

The accompanying notes are an integral part of these financial statements.

8

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

Investment income:

Dividends	$15,642,886
Interest (including securities lending income of $23,620)	1,484,946

Total income	17,127,832

Expenses:

Management fees	7,382,464
Transfer Agent fees	369,128
Distribution and Service fees	345,020
Custody and accounting fees	126,525
Printing fees	89,692
Professional fees	30,762
Trustee fees	6,803
Registration fees	629
Other	17,355

Total expenses	8,368,378

Less — expense reductions	(221,802)

Net expenses	8,146,576

NET INVESTMENT INCOME	8,981,256

Realized and unrealized gain (loss) on investment transactions:

Net realized gain from investment transactions (including commissions recaptured of $191,658)	109,933,139
Net change in unrealized loss on investments	(45,786,239)

Net realized and unrealized gain on investment transactions	64,146,900

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,128,156

The accompanying notes are an integral part of these financial statements.

9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005
From operations:

Net investment income	$8,981,256	$9,578,739
Net realized gain on investment, futures and foreign currency related transactions	109,933,139	132,448,454
Payment by affiliates to reimburse certain security claims	—	9,275
Net change in unrealized gain (loss) on investments	(45,786,239)	493,340

Net increase in net assets resulting from operations	73,128,156	142,529,808

Distributions to shareholders:

From net investment income
Institutional Shares	—	(7,785,943)
Service Shares	—	—
From net realized gain
Institutional Shares	—	(130,595,641)
Service Shares	—	—

Total distributions to shareholders	—	(138,381,584)

From share transactions:

Proceeds from sales of shares	214,110,649	445,767,317
Proceeds received in connection with merger	295,311,746	—
Reinvestment of dividends and distributions	—	138,381,584
Cost of shares repurchased	(87,090,898)	(74,634,247)

Net increase in net assets resulting from share transactions	422,331,497	509,514,654

TOTAL INCREASE	495,459,653	513,662,878

Net assets:

Beginning of period	1,430,814,180	917,151,302

End of period	$1,926,273,833	$1,430,814,180

Accumulated undistributed net investment income	$10,861,388	$1,880,132

The accompanying notes are an integral part of these financial statements.

10

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from													Ratios assuming no
		investment operations			Distributions to shareholders										expense reductions

			Net										Ratio of		Ratio of		Ratio of
	Net asset		realized			From		Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	and	Total from	From net	net		value,		end of	net expenses		income		expenses		income		Portfolio
	beginning	investment	unrealized	investment	investment	realized	Total	end of	Total	period	to average		to average		to average		to average		turnover
Year — Share Class	of period	income(b)	gain (loss)	operations	income	gains	distributions	period	return(c)	(in 000s)	net assets		net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)

2006 — Institutional	$15.53	$0.08	$0.65	$0.73	$—	$—	$—	$16.26	4.70%	$1,649,513	0.87	%(d)	0.98	%(d)	0.87	%(d)	0.98	%(d)	25%
2006 — Service(a)	15.96	0.07	0.23	0.30	—	—	—	16.26	1.88	276,761	0.97	(d)	0.88	(d)	1.12	(d)	0.73	(d)	25

For the Years ended December 31,

2005 — Institutional	15.28	0.13	1.82	1.95	(0.10)	(1.60)	(1.70)	15.53	12.83	1,430,814	0.87		0.83		0.87		0.83		53
2004 — Institutional	13.37	0.10	3.34	3.44	(0.09)	(1.44)	(1.53)	15.28	25.88	917,151	0.88		0.67		0.88		0.67		72
2003 — Institutional	10.61	0.12	2.89	3.01	(0.11)	(0.14)	(0.25)	13.37	28.39	577,923	0.91		1.02		0.91		1.02		64
2002 — Institutional	11.29	0.14	(0.67)	(0.53)	(0.12)	(0.03)	(0.15)	10.61	(4.69)	357,537	0.91		1.20		0.91		1.20		95
2001 — Institutional	10.67	0.14	1.14	1.28	(0.11)	(0.55)	(0.66)	11.29	12.05	243,521	0.93		1.27		0.94		1.26		82

(a)	Service Share Class commenced on January 9, 2006.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Notes to Financial Statements

June 30, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Mid Cap Value Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Service Shares bear all expenses and fees relating to their Distribution and Service Plan.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

G. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statement of Operations.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning on July 1, 2005 and on a contractual basis as of April 28, 2006 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $2 Billion	0.80%

Over $2 Billion	0.72%

     In connection with the reorganization of the Allmerica Select Value Opportunity Fund into the Fund, GSAM has contractually agreed to reimburse the Fund as necessary to limit the total annual operating expenses of the Services Shares of the Fund to 0.99% until June 2007.

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. Prior to January 9, 2006, the Other Expense limitation for the Fund was 0.25%. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2006, GSAM made no reimbursements to the Fund.

13

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

3. AGREEMENTS (continued)
     In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2006, custody fees were reduced by approximately $16,000.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the Distributor of the Fund’s shares at no cost to the Fund.
     The Trust has adopted, on behalf of Service Shares of the Fund, a Distribution and Service plan (the “Plan”). Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares. GSAM has voluntarily agreed to waive Distribution and Service fees for Service Shares so as not to exceed 0.10% for the Fund. This waiver may be modified or terminated at any time at the option of Goldman Sachs. For the six months ended June 30, 2006, GSAM waived $206,237 in Distribution and Service fees for the Fund.
     At June 30, 2006, the amounts owed to affiliates were approximately $1,237,000, $22,000 and $62,000 for Management, Distribution and Service and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long term securities for the six months ended June 30, 2006, were $864,946,678 and $698,789,807, respectively. For the six months ended June 30, 2006, Goldman Sachs earned approximately $38,000 of brokerage commissions from portfolio transactions executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”)  — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2006, is reported parenthetically under Investment Income on the Statement of Operations. A portion of this amount, $1,354, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended June 30, 2006, BGA earned approximately $4,900 in fees as securities lending agent. At June 30, 2006, the Fund loaned securities having a market value of $71,584,913 collateralized by cash in the amount of $73,272,825. The amount payable to Goldman Sachs upon return of securities loaned as of June 30, 2006 was $2,294,750. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

6. LINE OF CREDIT FACILITY (continued)
arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Fund did not have any borrowings under this facility.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2005, the Fund had certain timing differences on a tax basis of $186,497 related to the recognition of certain REIT dividends for tax purposes.
     At June 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,828,269,468

Gross unrealized gain	208,074,318
Gross unrealized loss	(38,692,172)

Net unrealized security gain	$169,382,146

     The difference between book-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and return of capital distributions from underlying fund investments.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Fund, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.

     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Fund is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

15

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

8. OTHER MATTERS (continued)

Mergers and Reorganizations — At a meeting held on July 12, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the Allmerica Investment Trust Select Value Opportunity Fund by the Goldman Sachs VIT Mid Cap Value Fund. Following the approval of the Board of Trustees and shareholders of the Allmerica Investment Trust Select Value Opportunity Fund, the acquisition was completed on January 9, 2006.

     Pursuant to the Agreement, the assets and liabilities of the Allmerica Investment Trust Select Value Opportunity Fund Service Class were transferred into the Goldman Sachs VIT Mid Cap Value Fund Service Class in a tax-free exchange as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	on January 6, 2006

Goldman Sachs VIT Mid Cap Value Fund Service Class/ Allmerica Investment Trust Select Value Opportunity Fund Service Class	18,503,242	$295,311,746	179,590,581

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s		Aggregate Net
	Aggregate Net	Aggregate Net	Acquired Fund’s	Assets
	Assets before	Assets before	Unrealized	immediately
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	after acquisition

Goldman Sachs VIT Mid Cap Value/ Allmerica Investment Trust Select Value Opportunity Fund	$1,475,213,407	$295,311,746	$43,643,427	$1,770,525,153

New Accounting Pronouncement — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	June 30, 2006		December 31, 2005

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	12,459,809	$201,912,141	27,827,100	$445,767,317
Reinvestment of dividends and distributions	—	—	8,956,843	138,381,584
Shares repurchased	(3,158,678)	(50,889,732)	(4,668,033)	(74,634,247)

	9,301,131	151,022,409	32,115,910	509,514,654

Service Shares*
Shares sold	771,611	12,198,508	—	—
Shares issued in connection with merger	18,503,242	295,311,746	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(2,251,467)	(36,201,166)	—	—

	17,023,386	271,309,088	—	—

NET INCREASE	26,324,517	$422,331,497	32,115,910	$509,514,654

*	Service Share Class commenced on January 9, 2006.

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

     The Trustees oversee the management of Goldman Sachs Variable Insurance Trust (the “Trust”), and review the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Fund.

     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 15, 2006 (the “Annual Contract Meeting”).

     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Fund’s investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 15, 2005, February 8, 2006 and May 10, 2006. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Fund’s investment performance; (b) the Fund’s management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses of the Fund that exceed a specified level; (d) the Investment Adviser’s potential economies of scale and the breakpoint for the fees payable by the Fund under the Management Agreement; (e) the relative expense level of the Fund; (f) the Investment Adviser’s profitability with respect to the Trust and the Fund; (g) information on the advisory fees charged by the Investment Adviser to institutional accounts; (h) the quality of the non-advisory services provided to the Fund; (i) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (j) an evaluation of Trustees’ the contract review process provided by an outside third party; and (k) information on the processes followed by the third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Fund.

     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds since 2003; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, distribution, portfolio brokerage and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Fund’s other service providers, including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Fund’s investment performance, fees and expenses, including the Fund’s expense trends over time and the breakpoint in the contractual fee rate under the Management Agreement approved in 2005.

     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended other sessions at which the Trustees reviewed the commission rates paid by the Fund on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees that are payable by the Fund on its Service Share Class. Information was also provided to the Trustees relating to the Fund’s portfolio turnover, revenue sharing by the Investment Adviser, portfolio manager compensation, the alignment of the interests of the Fund and the portfolio managers, the number and types of accounts managed by the portfolio managers, and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

     The presentations made at the Contract Review Committee meetings and the Annual Contract Meeting encompassed the Fund and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for the Fund and these other mutual fund portfolios were approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to the Fund separately.

     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Fund. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Fund in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Fund invests; (c) compliance reports; and (d) expenses borne by the Fund. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.

     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Fund by the Investment Adviser and its affiliates. These services include services as the Fund’s transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of the Fund’s portfolio securities transactions. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Fund and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser, including education and training initiatives.

     The Trustees also considered the investment performance of the Fund and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Fund to the performance of other SEC-registered funds and to rankings and ratings issued by the Outside Data Provider. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. This information on the Fund’s investment performance was provided for one, three and five year periods. In addition, the Trustees considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies, as well as in light of periodic analyses of its quality and risk profile. In addition, the Trustees considered whether the Fund had operated within its investment policies, and its record of compliance with its investment limitations. The Trustees believed that the Fund was providing investment performance within a competitive range for long-term investors.

     The Board of Trustees also considered the contractual fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Fund and the Fund’s total operating expense ratios (before and after expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Fund’s fee rates and total operating expense ratios were prepared by the Outside Data Provider.

     More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee rates to a relevant peer group and a category universe; an expense analysis which compared the Fund’s expenses to a peer group and a category universe; and a five-year history comparing the Fund’s expenses to the category average. The analyses also compared the Fund’s transfer agency fees, custody and accounting fees and other expenses to a peer group and median. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Fund.

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered the Investment Adviser’s voluntary undertaking to limit the Fund’s total expense ratio (excluding certain expenses) to a specified level. This voluntary undertaking is in addition to the Investment Adviser’s separate contractual agreement to reimburse the Fund as necessary to limit the total annual operating expenses of the Service Shares of the Fund to a specified level until June 2007.

     The Board of Trustees also considered the breakpoint in the contractual fee rate under the Management Agreement for the Fund that was approved in 2005, which had been implemented at the following annual percentage of the average daily net assets of the Fund:

0.80% on the first $2 billion and 0.72% over $2 billion.

     In approving this new fee breakpoint, the Trustees had reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Fund and its shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Fund; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. Upon reviewing these matters again at the Annual Contract Meeting in 2006, the Trustees continued to believe that the fee breakpoint was a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset level.

     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Fund as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Fund. In this regard, the Trustees noted that the Investment Adviser had adopted a policy to cease obtaining third party non-broker research based on the Fund’s brokerage transactions. They also noted that during the past year the Fund had created a new share class, Service Shares, with a distribution and service plan under which an affiliate of the Investment Adviser would receive fees.

     In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Fund. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.

     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Fund were reasonable in light of the services provided by the Investment Adviser, its costs and the Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006

As a shareholder of Institutional and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses — The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending	6 months
	Account Value	Account Value	ended
	1/1/06	6/30/06	6/30/06*

Institutional
Actual	$1,000	$1,047.00	$4.42
Hypothetical 5% return	1,000	1,020.48 +	4.36

Service#
Actual	$1,000	$1,018.80	$4.59
Hypothetical 5% return	1,000	1,018.88 +	4.59

*	Expenses are calculated using the Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year, and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were 0.87% and 0.97% for Institutional and Service Shares, respectively.
#	Service Share Class commenced on January 9, 2006. The Beginning Account Value is as of January 9, 2006.
+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

21

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter V. Bonanno, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio,which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Mid Cap Value Fund.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: August 18, 2006

VITMIDCAPSAR/06-1202/08-06/28.7K

Goldman
Sachs Variable Insurance Trust

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005

International Equity Fund

Semiannual Report
June 30, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — International Equity Fund during the six-month reporting period that ended June 30, 2006.

Market Overview

During the six-month reporting period, the international equity markets faced the steadily rising headwinds of continued strength in the euro and ongoing dollar weakness, steadily rising U.S. interest rates, fears of a slowdown in global economic growth, worries about Iran and the impact of high oil prices, and concerns about increasing inflationary pressures. Following very strong performance in the first four months of this year, higher-than-expected U.S. inflation data caused a spike in volatility in May. Stocks that had experienced large gains earlier in the year and those perceived to be higher risk were the first to suffer as the market saw a flight to quality and as investors shifted from equities into bonds. Commodity prices reached record highs at the start of the month, but these gains were quickly erased as prices retracted amid the correction in equity markets. In June, most international equity markets stabilized, with lower volatility and low trading volumes, but the month was still dominated by U.S. economic data and the likelihood of another U.S. interest rate hike. However, underlying corporate fundamentals remained strong with continued corporate earnings upgrades.

Investment Objective

The Fund seeks long-term capital appreciation.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006*

	% of
Holding	Net Assets	Line of Business	Country

Amvescap PLC	4.0%	Diversified Financials	United Kingdom
E. ON AG	3.8	Electric Utilities	Germany
GlaxoSmithKline PLC	3.6	Pharmaceuticals	United Kingdom
Millea Holdings, Inc.	3.6	Insurance	Japan
Vinci SA	3.3	Construction & Engineering	France
Prudential PLC	3.3	Insurance	United Kingdom
Esprit Holdings Ltd.	3.0	Specialty Retail	Hong Kong
Total SA	3.0	Oil & Gas	France
Novartis AG	3.0	Pharmaceuticals	Switzerland
Taiheiyo Cement Corp.	2.9	Construction Materials	Japan

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied upon in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2006, the Fund’s Institutional Shares generated a cumulative total return of 5.56%. This return compares to the 10.50% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (unhedged, with dividends reinvested), over the same time period. For the period from the inception of the Service Class on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of 0.08%. This return compares to the 5.26% cumulative total return of the Fund’s benchmark over the same time period.

During the six-month period, the Fund’s underperformance was driven primarily by weak stock selection, particularly within the Consumer Discretionary, Materials, and Telecommunication Services sectors. This was partially offset by strong stock selection within the Healthcare sector.

Techtronic Industries Co. Ltd. was a leading detractor from performance during the period. The company issued a profit warning following lower sales, higher restructuring and financing charges, and a sharp drop in sales when key customer Home Depot unilaterally changed its inventory holding period from 36 to 18 weeks. This prompted earnings downgrades from several analysts. Its shares also fell along with the Hang Seng Index, amid continued concerns that further measures to slow China’s economy may hurt Techtronic’s earnings growth. We continue to like the company as a result of its transformation from a pure original equipment manufacturer (OEM) to a manufacturer of world-class branded power tools and home appliances through timely acquisitions over the last few years. The company has also been increasing market share through growth into different segments of the market and is a beneficiary of the global outsourcing trend to Asia.

Carnival Corp., the world’s largest cruise line operator, also detracted from performance after the company issued a profit warning. Management lowered its guidance for 2006, citing negative consumer sentiment towards cruising as a result of hurricanes and a weakening low-income U.S. consumer. With the increase in oil prices, Carnival’s energy costs have grown over 50% in the past year. Carnival has been able to manage this cost through its pricing power, by passing its higher costs on to the consumer. We are concerned that, with strains on consumers due to high gas prices, Carnival will not have the pricing power it once had. In addition, the company has been increasing its capacity at a time when demand for cruises is declining. We sold out of the position as we believe there is further downside risk to its earnings going forward.

Schering-Plough Corp, the global pharmaceutical company, was the leading contributor to performance during the period after receiving two takeover bids. First, German pharmaceutical company Merck initially made an offer for Schering, but the bid was rejected by Schering’s management. Drug and chemical giant, Bayer, then stepped in with a higher bid and this was subsequently raised even further in order to win over Schering’s management. Schering’s largest shareholder, Alliance AG, indicated it will accept the offer and in the absence of Merck raising its bid or another suitor appearing, the deal is likely to be completed. The combined group will become the world’s twelfth-largest pharmaceutical company. We sold the Fund’s position during the period to capture profits.

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Credit Agricole SA, France’s leading retail bank and life insurer, also contributed to performance after its business plan was well received by investors. In its domestic market, Credit Agricole seeks to improve the efficiency of its retail networks and increase cross-selling of its insurance products. Outside France, the company plans to invest €5 billion in small acquisitions of retail networks to increase its distribution power. The market reacted well to Credit Agricole’s proposed acquisition strategy.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs International Equity Portfolio Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) International Equity Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT International Equity Fund invests in equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%

Australia – 2.5%
1,871,167	Alumina Ltd. (Metals & Mining)	$9,385,605

Austria – 2.5%
161,788	Erste Bank der oesterreichischen Sparkassen AG* (Banks)	9,095,343

France – 12.7%
265,248	Credit Agricole SA (Banks)	10,066,162
371,107	France Telecom SA (Diversified Telecommunication Services)	7,918,319
100,304	Technip SA (Energy Equipment & Services)	5,526,732
166,608	Total SA*(a) (Oil & Gas)	10,944,777
118,145	Vinci SA (Construction & Engineering)	12,149,423

		46,605,413

Germany – 3.7%
120,194	E.ON AG (Electric Utilities)	13,816,400

Hong Kong – 6.0%
1,357,500	Esprit Holdings Ltd. (Specialty Retail)	11,112,461
10,966,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	4,033,663
5,206,000	Techtronic Industries Co. Ltd. (Machinery)	7,042,394

		22,188,518

Italy – 2.4%
202,014	Fastweb* (Diversified Telecommunication Services)	8,771,926

Japan – 20.7%
234,500	Alpen Co. Ltd. (Private Placement)	7,643,175
224,200	Credit Saison Co. Ltd. (Diversified Financials)	10,622,820
871,000	Hitachi Metals Ltd. (Metals & Mining)	8,577,168
708	Millea Holdings, Inc. (Insurance)	13,179,366
530,800	Nomura Holdings, Inc. (Diversified Financials)	9,968,671
147,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	8,000,857
2,933,000	Taiheiyo Cement Corp. (Construction Materials)	10,824,381
148,300	Union Tool Co. (Machinery)	7,510,908

		76,327,346

Netherlands – 5.1%
246,499	ING Groep NV (Diversified Financials)	9,676,945
252,822	TNT NV (Air Freight & Couriers)	9,045,445

		18,722,390

Russia – 3.4%
13,786	LUKOIL ADR* (Oil & Gas)	1,146,995
89,064	LUKOIL ADR* (Oil & Gas)	7,375,809
133,200	Mobile Telesystems ADR (Wireless Telecommunication Services)	3,921,408

		12,444,212

South Korea – 6.0%
24,734	Hyundai Motor Co. GDR(a)(b) (Private Placement)	1,051,195
227,129	Hyundai Motor Co. Ltd. GDR(b) (Industrial Conglomerates)	9,652,983
300	Samsung Electronics Co. Ltd. GDR(b) (Electronic Equipment & Instruments)	94,161
18,460	Samsung Electronics Co. Ltd. GDR(b) (Semiconductor Equipment & Products)	5,801,055
21,900	Samsung Electronics Co. Ltd. GDR – Preferred Shares(b) (Electronic Equipment & Instruments)	5,327,175

		21,926,569

Spain – 2.7%
483,808	Banco Bilbao Vizcaya Argentaria SA (Banks)	9,955,448

Sweden – 2.7%
238,020	Svenska Cellulosa AB (SCA) Series B (Paper & Forest Products)	9,826,849

Switzerland – 8.5%
147,689	Credit Suisse Group (Banks)	8,239,878
10,654	Nestle SA (Food Products)	3,340,141
202,075	Novartis AG (Pharmaceuticals)	10,905,274
12,726	Serono SA (Biotechnology)	8,759,242

		31,244,535

Taiwan – 1.4%
423,407	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment & Instruments)	5,131,694

United Kingdom – 19.6%
1,604,595	Amvescap PLC (Diversified Financials)	14,679,854
1,369,453	Bodycote International PLC (Machinery)	6,422,223
902,278	Catlin Group Ltd. (Insurance)	7,168,805
477,702	GlaxoSmithKline PLC (Pharmaceuticals)	13,331,220
1,072,502	Prudential PLC (Insurance)	12,127,717

The accompanying notes are an integral part of these financial statements.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

United Kingdom – (continued)
4,862,204	Vodafone Group PLC (Wireless Telecommunication Services)	$10,348,424
2,265,977	W.M. Supermarkets PLC (Food & Drug Retailing)	8,140,536

		72,218,779

TOTAL COMMON STOCKS
(Cost $345,081,296)		$367,661,027

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $345,081,296)		$367,661,027

Securities Lending Collateral – 1.5%

5,349,325	Boston Global Investment Trust – Enhanced Portfolio
(Cost $5,349,325)		$5,349,325

TOTAL INVESTMENTS – 101.4%
(Cost $350,430,621)		$373,010,352

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(5,317,427)

NET ASSETS – 100.0%		$367,692,925

As a % of
Net Assets
Industry Classifications†

Air Freight & Couriers	2.5%
Banks	10.2
Biotechnology	2.4
Chemicals	2.2
Construction & Engineering	3.3
Construction Materials	2.9
Diversified Financials	12.2
Diversified Telecommunication Services	4.5
Electric Utilities	3.7
Electronic Equipment & Instruments	2.9
Energy Equipment & Services	1.5
Food & Drug Retailing	2.2
Food Products	0.9
Industrial Conglomerates	2.6
Insurance	9.9
Machinery	5.7
Metals & Mining	4.9
Oil & Gas	5.3
Paper & Forest Products	2.7
Pharmaceuticals	6.6
Private Placement	2.4
Semiconductor Equipment & Products	1.6
Short-term Investments#	1.4
Specialty Retail	3.0
Wireless Telecommunication Services	3.9

TOTAL INVESTMENTS	101.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $21,926,569, which represents approximately 6.0% of net assets as of June 30, 2006.

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include securities lending collateral.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:

Investment in securities, at value (identified cost $345,081,296) — including $5,092,644 of securities on loan	$367,661,027
Securities lending collateral, at value (cost $5,349,325)	5,349,325
Foreign currencies, at value (identified cost $215,619)	218,639
Receivables:
Dividends and interest	926,294
Fund shares sold	20,873
Securities lending income	10,118
Other assets	1,539

Total assets	374,187,815

Liabilities:

Due to custodian	485,766
Payables:
Payable upon return of securities loaned	5,349,325
Amounts owed to affiliates	311,366
Fund shares repurchased	261,119
Accrued expenses	87,314

Total liabilities	6,494,890

Net Assets:

Paid-in capital	308,735,557
Accumulated undistributed net investment income	4,081,855
Accumulated net realized gain on investment and foreign currency related transactions	32,292,973
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	22,582,540

NET ASSETS	367,692,925

Net assets:
Institutional	$114,488,789
Service	253,204,136

Shares outstanding:
Institutional	8,998,212
Service	19,903,201

Total shares of beneficial interest outstanding, $0.001 par value (unlimited shares authorized)	28,901,413

Net asset value, offering and redemption price per share:
Institutional	$12.72
Service	$12.72

The accompanying notes are an integral part of these financial statements.

6

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

Investment income:

Dividends(a)	$5,889,212
Interest (including securities lending income of $311,530)	364,337

Total income	6,253,549

Expenses:

Management fees	1,888,355
Distribution and Service fees	325,153
Transfer agent fees	75,534
Custody and accounting fees	111,627
Printing fees	51,177
Professional fees	31,879
Trustee fees	6,803
Registration fees	624

Total expenses	2,491,152

Less — expense reductions	(319,458)

Net expenses	2,171,694

NET INVESTMENT INCOME	4,081,855

Realized and unrealized gain (loss) on investment and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	76,096,065
Foreign currency related transactions	(83,653)
Net change in unrealized gain (loss) on:
Investments	(73,070,165)
Translation of assets and liabilities denominated in foreign currencies	3,995

Net realized and unrealized gain on investment and foreign currency transactions	2,946,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,028,097

(a)	Foreign taxes withheld on dividends were $648,782.

The accompanying notes are an integral part of these financial statements.

7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005
From operations:

Net investment income	$4,081,855	$837,993
Net realized gain on investment and foreign currency related transactions	76,012,412	10,843,633
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(73,066,170)	1,862,289

Net increase in net assets resulting from operations	7,028,097	13,543,915

Distributions to shareholders:

From net investment income
Institutional Shares	—	(326,535)
Service Shares	—	—

Total distributions to shareholders	—	(326,535)

From share transactions:

Proceeds from sales of shares	5,744,532	7,590,092
Proceeds received in connection with merger	301,195,995	—
Reinvestment of dividends and distributions	—	326,450
Cost of shares repurchased	(55,674,874)	(20,358,779)

Net increase (decrease) in net assets resulting from share transactions	251,265,653	(12,442,237)

TOTAL INCREASE	258,293,750	775,143

Net assets:

Beginning of period	109,399,175	108,624,032

End of period	$367,692,925	$109,399,175

Accumulated undistributed net investment income	$4,081,855	$—

The accompanying notes are an integral part of these financial statements.

8

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from														Ratios assuming no
		investment operations			Distributions to shareholders											expense reductions

			Net											Ratio of		Ratio of		Ratio of
	Net asset		realized			In excess	From		Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	and	Total from	From net	of net	net		value,		end of	net expenses		income		expenses		income (loss)		Portfolio
Year — Share	beginning	investment	unrealized	investment	investment	investment	realized	Total	end of	Total	period	to average		to average		to average		to average		turnover
Class	of period	income(b)	gain (loss)	operations	income	income	gains	distributions	period	return(c)	(in 000s)	net assets		net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)

2006 — Institutional	$12.05	$0.14	$0.53	$0.67	$—	$—	$—	$—	$12.72	5.56%	$114,489	1.14	% (d)	2.12	% (d)	1.15	%(d)	2.11	% (d)	27%
2006 — Service(a)	12.71	0.13	(0.12)	0.01	—	—	—	—	12.72	0.08	253,204	1.16	(d)	2.10	(d)	1.40	(d)	1.95	(d)	27

For the Years ended December 31,

2005 — Institutional	10.62	0.09	1.38	1.47	(0.04)	—	—	(0.04)	12.05	13.70	109,399	1.20		0.81		1.36		0.66		56
2004 — Institutional	9.48	0.07	1.18	1.25	(0.11)	—	—	(0.11)	10.62	13.48	108,624	1.20		0.75		1.35		0.60		63
2003 — Institutional	7.25	0.04	2.53	2.57	(0.34)	—	—	(0.34)	9.48	35.49	106,792	1.37		0.49		2.60		(0.74)		49
2002 — Institutional	8.99	0.03	(1.68)	(1.65)	(0.09)	—	—	(0.09)	7.25	(18.34)	13,214	1.46		0.32		2.96		(1.18)		86
2001 — Institutional	11.78	0.05	(2.68)	(2.63)	(0.09)	(0.04)	(0.03)	(0.16)	8.99	(22.26)	17,773	1.35		0.47		2.05		(0.23)		76

(a)	Service Share Class commenced on January 9, 2006.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Notes to Financial Statements

June 30, 2006 (Unaudited)

1.	ORGANIZATION
Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs International Equity Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/ dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund which are subject to such taxes.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Service Shares bear all expenses and fees relating to their Distribution and Service Plan.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially

10

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.

E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparty, with a current value equal to or greater than the market value of the corresponding transactions.

G. Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

3. AGREEMENTS

Pursuant to the Investment Management Agreement (the “Agreement”), Goldman Sachs Asset Management International (“GSAMI”), an affiliate of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Fund. Under the Agreement, GSAMI manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.

11

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

3. AGREEMENTS (continued)

     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAMI is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning on July 1, 2005 and on a contractual basis as of April 28, 2006 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	1.00%

Next $1 Billion	0.90%

Over $2 Billion	0.86%

     In connection with the reorganization of the Allmerica Select International Equity Fund into the Fund, GSAM has contractually agreed to reimburse the Fund as necessary to limit the total annual operating expenses of the Services Shares of the Fund to 1.22% until June 2007.

     GSAMI has contractually agreed to limit certain “Other Expenses” (excluding Management fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.164% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAMI for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2006, GSAMI made no reimbursements to the Fund.
     In addition, the Fund has entered into certain offset arrangements with the custodian in a reduction in the Fund’s expenses. For the six months ended June 30, 2006, custody fees were reduced by approximately $20,400.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     The Trust has adopted, on behalf of Service Shares of the Fund, a Distribution and Service plan (the “Plan”). Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares. GSAMI has voluntarily agreed to waive Distribution and Service fees for Service Shares so as not to exceed 0.02% for the Fund. This waivers may be modified or terminated at any time at the option of Goldman Sachs. For the six months ended June 30, 2006, GSAMI waived $299,030 in Distribution and Service fees for the Fund.
     At June 30, 2006, the amounts owed to affiliates were approximately $295,000, $4,000 and $12,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long term securities for the six months ended June 30, 2006, were $307,366,450 and $339,087,186, respectively. For the six months ended June 30, 2006, Goldman Sachs earned approximately $5,500 of brokerage commissions from portfolio transactions executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

5. SECURITIES LENDING (continued)
with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2006, is reported parenthetically on the Statement of Operations. A portion of this amount, $125,206, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended June 30, 2006, BGA earned approximately $55,000 in fees as securities lending agent. At June 30, 2006, the Fund loaned securities having a market value of $5,092,644 collateralized by cash in the amount of $5,349,325. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Fund did not have any borrowings under this facility.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2005, the Fund’s capital loss carryforwards on a tax basis were as follows.

Capital loss carryforward:(1)(2)
Expiring 2008	$(6,413,975)
Expiring 2009	(27,159,909)
Expiring 2010	(8,409,296)
Expiring 2011	(609,034)

Total capital loss carryforward	$(42,592,214)

(1)	Expiration occurs on December 31 of the year indicated utilization of these losses may be limited under the Code.
(2)	During the year ended December 31, 2005, the Fund utilized $10,641,636 of capital loss carryforwards.

     At June 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$354,487,815

Gross unrealized gain	36,473,463
Gross unrealized loss	(17,950,926)

Net unrealized security gain	$18,522,537

13

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

7. TAX INFORMATION (continued)

     The difference between book-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, GSAMI, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Fund, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.
     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Fund is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Mergers and Reorganizations — At a meeting held on July 12, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the Allmerica Investment Trust Select International Equity Fund by the Goldman Sachs VIT International Equity Fund. Following the approval of the Board of Trustees and shareholders of the Allmerica Investment Trust Select International Equity Fund, the acquisition was completed on January 9, 2006.

     Pursuant to the Agreement, the assets and liabilities of the Allmerica Investment Trust Select International Equity Fund Service Class were transferred into the Goldman Sachs VIT International Equity Fund Service Class in a tax-free exchange as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	on January 6, 2006

Goldman Sachs VIT International Equity Fund Service Class/ Allmerica Investment Trust Select International Equity Fund Service Class	23,697,561	$301,195,995	208,893,793

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

8. OTHER MATTERS (continued)

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

	Survivor Fund’s	Acquired Fund’s		Survivor Fund’s
	Aggregate	Aggregate		Aggregate
	Net Assets	Net Assets	Acquired Fund’s	Net Assets
	before	before	Unrealized	immediately
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	after acquisition

Goldman Sachs VIT International Equity Fund/ Allmerica Investment Trust Select International Equity Fund	$115,286,200	$301,195,995	$74,115,402	$416,482,195

New Accounting Pronouncement — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	June 30, 2006		December 31, 2005

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	389,952	$5,029,836	693,983	$7,590,092
Reinvestment of dividends and distributions	—	—	27,664	326,450
Shares repurchased	(468,699)	(6,041,928)	(1,868,842)	(20,358,779)

	(78,747)	(1,012,092)	(1,147,196)	(12,442,237)

Service Shares*
Shares sold	56,576	714,696	—	—
Shares issued in connection with merger	23,697,561	301,195,995	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(3,850,936)	(49,632,946)	—	—

	19,903,201	252,277,745	—	—

NET INCREASE (DECREASE)	19,824,454	$251,265,653	(1,147,196)	$(12,442,237)

*	Service Share Class commenced on January 9, 2006.

15

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

     The Trustees oversee the management of Goldman Sachs Variable Insurance Trust (the “Trust”), and review the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management International (the “Investment Adviser”) for the Fund.

     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 15, 2006 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Fund’s investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 15, 2005, February 8, 2006 and May 10, 2006. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Fund’s investment performance; (b) the Fund’s management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses of the Fund that exceed a specified level; (d) the Investment Adviser’s potential economies of scale and the breakpoints for the fees payable by the Fund under the Management Agreement; (e) the relative expense level of the Fund; (f) the Investment Adviser’s profitability with respect to the Trust and the Fund; (g) information on the advisory fees charged by the Investment Adviser to institutional accounts; (h) the quality of the non-advisory services provided to the Fund; (i) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (j) an evaluation of Trustees’ the contract review process provided by an outside third party; and (k) information on the processes followed by the third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Fund.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds since 2003; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, distribution, portfolio brokerage and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Fund’s other service providers, including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Fund’s investment performance, fees and expenses, including the Fund’s expense trends over time and the breakpoints in the contractual fee rate under the Management Agreement approved in 2005.

16

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended other sessions at which the Trustees reviewed the commission rates paid by the Fund on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees that are payable by the Fund on its Service Share Class. Information was also provided to the Trustees relating to the Fund’s portfolio turnover, revenue sharing by the Investment Adviser, portfolio manager compensation, the alignment of the interests of the Fund and the portfolio managers, the number and types of accounts managed by the portfolio managers, and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.

     The presentations made at the Contract Review Committee meetings and the Annual Contract Meeting encompassed the Fund and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for the Fund and these other mutual fund portfolios were approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to the Fund separately.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Fund. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Fund in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Fund invests; (c) compliance reports; and (d) expenses borne by the Fund. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Fund by the Investment Adviser and its affiliates. These services include services as the Fund’s transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of the Fund’s portfolio securities transactions. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Fund and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser, including education and training initiatives.

17

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

     The Trustees also considered the investment performance of the Fund and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Fund to the performance of other SEC-registered funds and to rankings and ratings issued by the Outside Data Provider. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. This information on the Fund’s investment performance was provided for one, three and five year periods. In addition, the Trustees considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies, as well as in light of periodic analyses of its quality and risk profile. In addition, the Trustees considered whether the Fund had operated within its investment policies, and its record of compliance with its investment limitations. The Trustees believed that the Fund was providing investment performance within a competitive range for long-term investors. In this connection the Trustees noted the steps that had been taken to restructure the portfolio management team for the Fund in 2005, including the hiring of a new chief investment officer and the implementation of structural changes in the portfolio management process.

     The Board of Trustees also considered the contractual fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Fund and the Fund’s total operating expense ratios (before and after expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Fund’s fee rates and total operating expense ratios were prepared by the Outside Data Provider.
     More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee rates to a relevant peer group and a category universe; an expense analysis which compared the Fund’s expenses to a peer group and a category universe; and a five-year history comparing the Fund’s expenses to the category average. The analyses also compared the Fund’s transfer agency fees, custody and accounting fees and other expenses to a peer group and median. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Fund. In addition, the Trustees considered the Investment Adviser’s voluntary undertaking to limit the Fund’s total expense ratio (excluding certain expenses) to a specified level. This voluntary undertaking is in addition to the Investment Adviser’s separate contractual agreement to reimburse the Fund as necessary to limit the total annual operating expenses of the Service Shares of the Fund to a specified level until June 2007.
     The Board of Trustees also considered the breakpoints in the contractual fee rate under the Management Agreement for the Fund that were approved in 2005, which had been implemented at the following annual percentages of the average daily net assets of the Fund:

1.00% on the first $1 billion, 0.90% over $1 billion up to $2 billion and 0.86% over $2 billion.

     In approving these new fee breakpoints, the Trustees had reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Fund and its shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Fund; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. Upon reviewing these matters again at the Annual Contract Meeting in 2006, the Trustees continued to believe that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels.

18

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Fund as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Fund. In this regard, the Trustees noted that the Investment Adviser had adopted a policy to cease obtaining third party non-broker research based on the Fund’s brokerage transactions. They also noted that during the past year the Fund had created a new share class, Service Shares, with a distribution and service plan under which an affiliate of the Investment Adviser would receive fees.

     In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Fund. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Fund were reasonable in light of the services provided by the Investment Adviser, its costs and the Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006

As a shareholder of Institutional and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses — The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending	6 months
	Account Value	Account Value	ended
	1/1/06	6/30/06	6/30/06*

Institutional
Actual	$1,000	$1,055.60	$5.81
Hypothetical 5% return	1,000	1,019.14 +	5.70

Service#
Actual	1,000	1,000.80	5.44
Hypothetical 5% return	1,000	1,017.99 +	5.48

*	Expenses are calculated using the Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were 1.14% and 1.16% for Institutional and Service Shares, respectively.
#	Service Share Class commenced on January 9, 2006. The Beginning Account Value is as of January 9, 2006.
+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

20

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter V. Bonanno, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL, L.P. Investment Adviser

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL 133 Peterborough Court London, England EC4A 2BB

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: International Equity Fund.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: August 18, 2006

VITINTLSAR/06-1201/08-06/30.4K

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
Growth Opportunities Fund
Equity Index Fund
Core Fixed Income Fund
Government Income Fund
Money Market Fund

Semiannual Report
June 30, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Growth Opportunities Fund from its inception on January 9, 2006* through June 30, 2006.

Market Review

During the first half of 2006, the U.S. equity markets finished in positive territory. Energy and Utility companies continued to be favored by investors, producing significant returns. Conversely, sectors such as Health Care and Technology lagged during the six-month period. The Retail sector remained weak as a result of the overall market environment. The Federal Reserve Board raised short-term interest rates for the 17th consecutive time in June 2006. This was the first increase that was not accompanied by a statement indicating future interest rate hikes, which triggered a slight rally in the equities market at the end of June.

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006**

	% of
Company	Net Assets	Business

Rockwell Automation, Inc.	2.5%	Manufacturing
Fortune Brands, Inc.	2.3	Beverages
Smith International, Inc.	2.3	Oil Well Services & Equipment
Linear Technology Corp.	2.3	Semiconductors/Semi-Cap Equipment
Alliance Data Systems Corp.	2.2	Commercial Services
Cameron International Corp.	2.2	Oil & Gas
Amphenol Corp.	2.2	Networking/Telecommunications Equipment
C.R. Bard, Inc.	2.1	Medical Products
W.W. Grainger, Inc.	2.1	Producer Goods
Crown Castle International	2.1	Telecommunications

* The Goldman Sachs Variable Insurance Trust Growth Opportunities Fund first began operations as the Allmerica Select Capital Appreciation Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance of the Predecessor AIT Fund prior to the reorganization is not provided in this letter because as part of the reorganization the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund. Total return information about the Predecessor AIT Fund is provided in the Financial Highlights table, which is part of this report.

** Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Shareholder Letter (continued)

Performance Review

For the period from the Fund’s inception on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of -4.60%. This return compares to the -0.88% cumulative total return of the Fund’s benchmark, the Russell Midcap Growth Index (with dividends reinvested), over the same time period.

Several of the Fund’s Technology holdings, including CNET Networks, Inc. and Activision, Inc. detracted from performance. Shares of CNET fell after the company reported a narrower-than-expected first-quarter loss, a soft revenue number and weak guidance. Despite the disappointing results, we believe CNET is well positioned to benefit from the growing opportunity in internet advertising as it continues to expand its audience and customer base, grow its core brands and add new ones. Shares of Activision were weak due to the challenging industry environment as consumers have had to wait to purchase new video games until back-ordered Xbox 360 consoles or next generation Sony and Nintendo consoles, which are due by the end of 2006, become available. We believe the video gaming industry will continue to grow and Activision has a strong franchise with high quality products.

Within the Consumer Discretionary sector, Chico’s FAS, Inc. and Williams-Sonoma, Inc. ended the period down. Williams-Sonoma’s first quarter earnings fell from the year-ago period on charges related to consolidation of Hold Everything storage-goods stores and stock option expenses. Women’s apparel retailer Chico’s benefited from stronger demand for its clothing for women over 35 which drove a nearly 20% increase in sales and double-digit profit growth in its fiscal first quarter. However, the stock fell as Chico’s lowered profit expectations for 2006. We believe growth of its core brand is stabilizing and investments in newer brands and square footage growth will impact short-term operating margins. We remain confident in Chico’s fundamentals and believe that these investments will prove to be strategically wise long-term actions. Since 2001 when we initiated a position in Chico’s, the stock has been a significant contributor to performance. In the past five years, the company has grown revenues by an annual 39% and net income 47% a year. With the stock down 33% over the second quarter, we took the opportunity to add to the Fund’s position at what we believe to be an attractive valuation.

XM Satellite Radio Holdings, Inc. was down significantly during the period, despite a revenue increase of over 100% driven by strong subscriber growth during the first quarter. Its shares fell after management made some missteps, causing them to lower their outlook for 2006. XM has also been the subject of FCC and FTC investigations. We believe XM is still well positioned for strong growth, as the company expects cars pre-installed with its radios to increase significantly.

In the Energy sector, oil services and equipment company Weatherford International Ltd. contributed to performance. Weatherford, a provider of equipment and services used for the drilling, completion, and production of oil and natural gas wells, was a top contributor to performance. The company’s stock rose to a new high for the year after it posted a larger-than-expected profit for the first quarter. The company benefited as high oil prices fueled continuing demand from exploration and production companies. All of its divisions posted improvements in profitability due to better product mix and pricing improvements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

In Producer Goods and Services, Alliance Data Systems Corp. and ARAMARK had strong returns. Alliance, a provider of transaction, credit and marketing services was up nearly 26% during the quarter, hitting a new high for the year. The company announced that first quarter earnings rose 52% from a year ago and growth was balanced across all three of its business segments. We believe the quarter’s record performance was driven by continued strength of the marketing services segment, as well as a significant increase of new clients in 2005. ARAMARK performed well as the company’s chief executive, Joseph Neubauer, announced his bid to buy out the company. Some analysts believe the move may be due to the fact that Neubauer thought the company was undervalued by the stock market. We believe ARAMARK’s contract catering business is an attractive growth opportunity long term. They are a low-capital, cash-generative business and the buyers may see the potential for longer-term growth as opposed to the shorter-term approach the stock market has taken recently. However, given the stock’s recent strong performance, it was sold to capture profits.

Within Healthcare, shares of Fisher Scientific International, Inc. reacted positively to the announcement of the company’s merger with Thermo Electron Corp. In addition, the distributor of scientific equipment and instruments said its fourth quarter income more than doubled, driven by strong revenue growth across its various business segments.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Growth Equity Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Growth Opportunities Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Growth Opportunities Fund invests in U.S. equity investments with a primary focus on mid-cap companies. The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Fund may invest in foreign securities, which may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Shareholder Letter (continued)

participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investment in IPOs. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. When a fund’s asset base is small, IPOs may have a magnified impact on the fund’s performance. As a fund’s assets grow, it is probable that the effect of the fund’s investment in IPOs on its total returns may not be as significant, which could reduce the fund’s performance.

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Equity Index Fund from its inception on January 9, 2006* through June 30, 2006.

Market Review

Although the global equity markets began the year on a positive note and finished the second quarter with an appealing upturn, their fluctuations during May and June sorely tested investors’ mettle. U.S. Federal Reserve Board (the “Fed”) Chairman, Ben Bernanke, continued to establish credibility as a central banker, but facile expectations that he could serenely continue to walk the fine line of moderate growth with limited inflation proved too difficult to meet. A heady mix of inflation-fighting wording and troublesome inflation data brought steady equity selling in May, driving volatility measures to levels not seen since 2004. As hedge funds and risk managers adjusted to reduced market stability, the market’s weakness continued into mid-June, when the report of core inflation put its annual rate at 2.4%, matching its highest level since 2002. This effectively sealed the fate of a 17th consecutive hike in the federal funds target rate, which did indeed come to pass two weeks later on June 29. When the Fed’s statement accompanying the June 29 decision, which lifted short-term rates to 5.25%, appeared distinctly more accommodative than a jittery consensus had feared, the first half of 2006 was able to end with a vigorous rally in both share prices and investor sentiment.

After touching its lowest level since last November on June 14th, the Fund’s benchmark, the S&P 500 Index (“S&P”) bounced sharply to finish the month of June with a scant but positive 0.14% return. Still, after a strong first quarter return of 4.21%, its May travails left the S&P with a -1.44% return for the second quarter and an uninspiring 2.71% return since the start of 2006.

Investment Objective

The Fund seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2006**

	% of
Company	Net Assets	Business

Exxon Mobil Corp.	3.2%	Oil & Gas
General Electric Co.	2.9	Industrial Conglomerates
Citigroup, Inc.	2.1	Diversified Financials
Bank of America Corp.	1.9	Banks
Microsoft Corp.	1.8	Software
Procter & Gamble Co.	1.6	Household Products
Johnson & Johnson	1.5	Pharmaceuticals
Pfizer, Inc.	1.5	Pharmaceuticals
American International Group, Inc.	1.3	Insurance
Altria Group, Inc.	1.3	Tobacco

 GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shareholder Letter (continued)

* The Goldman Sachs Variable Insurance Trust Equity Index Fund first began operations as the Allmerica Equity Index Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance of the Predecessor AIT Fund prior to the reorganization is not provided in this letter because as part of the reorganization the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund. Total return information about the Predecessor AIT Fund is provided in the Financial Highlights table, which is part of this report.

** Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied upon in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Performance Review

For the period from the Fund’s inception on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of -0.50%. This return compares to the -0.31% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested), over the same time period. As these returns indicate, the Fund’s performance was largely in line with that of its benchmark during the reporting period.

The market turbulence during the second quarter put defensive equity sectors into a leadership role. The top groups in the S&P 500 Index in June were Telecommunications Services, returning 4.76%; Utilities, returning 2.41%; Energy, returning 2.09%; and Consumer Staples, with a 1.52% return. The latter three were also the best performers for the full second quarter, as Utilities returned 5.69%; Energy returned 4.28%; and Consumer Staples posted a 2.93% return. Although the Telecommunications group returned -0.56% from April through June, its year-to-date return of 13.81%, powered by its first quarter return of 14.45%, was highest among the S&P 500 Index sectors. Energy stocks, with a 13.79% year-to-date return, were in second place.

Away from the winning sectors, gains were scarce in the second quarter. After a strong showing in the first quarter, returning 4.13%, Information Technology was the most challenged area in the second quarter, returning -1.61% in June and -9.62% over the full second quarter. This resulted in a -5.89% return during the first half of the year. Competitive pressures led to persistent erosion in the heavily weighted shares of erstwhile stalwarts such as Microsoft Corp., Intel Corp., and Dell, Inc., consigning Technology stocks to the bottom of the performance rankings. The only other sector in the red on a year-to-date basis was Healthcare. After posting a return of 1.26% in the first three months of 2006, the often defensive sector has been anything but in 2006, showing a -5.11% return for the second quarter and a -4.19% return since the start of the year. While shares of drug makers have stabilized after liability fears gripped the industry in 2005, manufacturers of medical devices have been extremely weak thus far in 2006. Equity in defibrillator makers has eroded on product defect concerns, while antitrust threats have emerged at orthopedics companies. Finally, shares in care provider UnitedHealth Group, Inc. which was among the first companies to attract unwanted attention for irregularities in its awards of stock options to senior executives, have started to level off after strong gains in recent years.

It comes as no surprise that the largest contributors to the return of the S&P 500 for the first six months of 2006 were two Energy stocks, Exxon Mobil Corp., returning 10.35%, and

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schlumberger Ltd., returning 34.60%, as well as Telecommunications firm BellSouth Corp., which posted a 36.16% return. The largest detractors for the reporting period were Information Technology company Intel Corp, returning -23.11%, Healthcare firm UnitedHealth Group, Inc., which posted a -27.90% return, and financial firm American International Group, Inc. (AIG), which returned -13.04%.

The largest three overall contributors to performance in the Index for the six-month period were Allegheny Technologies, Inc., which returned 92.55%; Archer-Daniels-Midland Co., which posted a 68.34% return; and NuCor Corp., which returned 65.55%. The biggest three detractors from performance for the same time period were Dana Corp., which returned -62.12%; KB Home, which posted a -36.40% return; and Goodyear Tire & Rubber Co., which returned -36.13%.

We thank you for your investment and look forward to serving your investment needs in the future.

August 2, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Equity Index Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Equity Index Fund invests in a broadly diversified portfolio of large-cap U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund’s performance may vary substantially from the performance of the benchmark it tracks (S&P 500 Index) as a result of share purchases and redemptions, transaction costs, expenses and other factors. The Fund may make investments in derivative instruments, including options, futures, swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shareholder Letter (continued)

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Core Fixed Income Fund from its inception on January 9, 2006* through June 30, 2006.

Market Review

Treasury prices fell over the period in response to heightened inflationary pressures and mixed economic data. Sustained high energy prices and increased intermediate goods costs added to inflation concerns and prompted expectations of higher interest rates. Economic data, however, was mixed. While annualized first quarter GDP was revised upwards to 5.6% from 5.3%, suggesting resiliency in U.S. economic strength, much of the economic data pointed to a gradual moderation in economic growth. Weaker residential home prices, softer equity markets, and continued strength in commodity prices raised concerns regarding the strength of the consumer. As anticipated, the Federal Reserve Board raised the target federal funds rate in four 25-basis point increments to 5.25%. Overall, the 10-year Treasury yield rose 74 basis points over the period, closing at 5.14%.

Investment Objective

The Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

* The Goldman Sachs Variable Insurance Trust Core Fixed Income Fund first began operations as the Allmerica Select Investment Grade Income Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance of the Predecessor AIT Fund prior to the reorganization is not provided in this letter because as part of the reorganization the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund. Total return information about the Predecessor AIT Fund is provided in the Financial Highlights table, which is part of this report.

Performance Review

For the period from the Fund’s inception on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of –1.02%. This return compares to the –1.04% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (with dividends reinvested), over the same time period.

The Fund marginally outperformed its benchmark during the reporting period, driven by a combination of top-down and bottom-up strategies. The Fund continued to hold a short duration positioning, based on our belief that interest rates would move higher than was priced in to the market. This short duration strategy was a key contributor to returns as interest rates rose over the period. The Fund’s currency strategy, particularly an underweight in the Great Britain pound and euro exposure, detracted from returns. The Fund continued to hold an underweight exposure to the corporate sector over the period. This positioning modestly detracted as the sector outperformed over the period. The Fund’s government and agency security selection, particularly within Treasury Inflation Protected Securities (TIPS), contributed to returns. Within mortgages, a preference for securities that have less exposure to volatility, and housing turnover, such as 15-year mortgage-backed securities, super-senior adjustable rate mortgages, and collateralized mortgage-backed securities, benefited performance.

We thank you for your investment and look forward to serving your investment needs in the future.

Shareholder Letter (continued)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Goldman Sachs Fixed Income Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Core Fixed Income Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Core Fixed Income Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, option on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid. Foreign and emerging markets investments may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may also engage in foreign currency transactions for hedging purposes including cross hedging or for speculative purposes. Forward foreign currency exchange contracts are subject to the risk that the counterparty to the contract will default on its obligations.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of net assets. Short-term investments include repurchase agreements, if any. “Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. While they have to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Government Income Fund from its inception on January 9, 2006* through June 30, 2006.

Market Review

Treasury prices fell over the period in response to heightened inflationary pressures and mixed economic data. Sustained high energy prices and increased intermediate goods costs added to inflation concerns, and prompted expectations of higher interest rates. Economic data, however, was mixed. While annualized first quarter gross domestic product was revised upwards to 5.6% from 5.3%, suggesting resiliency in U.S. economic strength, much of the economic data pointed to a gradual moderation in economic growth. Weaker residential home prices, softer equity markets, and continued strength in commodity prices raised concerns regarding the strength of the consumer. As anticipated, the Federal Reserve Board raised the target federal funds rate in four 25-basis point increments to 5.25%. Overall, the 10-year Treasury yield rose 74 basis points over the period, closing at 5.14%.

Investment Objective

The Fund seeks a high level of current income, consistent with safety of principal.

* The Goldman Sachs Variable Insurance Trust Government Income Fund first began operations as the Allmerica Government Bond Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance of the Predecessor AIT Fund prior to the reorganization is not provided in this letter because as part of the reorganization the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund. Total return information about the Predecessor AIT Fund is provided in the Financial Highlights table, which is part of this report.

Performance Review

For the period from the Fund’s inception on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of –0.51%. This return compares to the –0.79% cumulative total return of the Fund’s benchmark, the Lehman Brothers Government/Mortgage Index (with dividends reinvested), over the same time period.

The Fund outperformed its benchmark during the reporting period, driven by a combination of top-down and bottom-up strategies. We maintained a defensive posture over the period, positioning the Fund to have a shorter duration relative to the Index based on our belief that interest rates would move higher. Although higher interest rates were a drag on returns, our short duration strategy was a meaningful contributor to returns as interest rates rose over the period, driven primarily by heightened inflationary pressures. We maintained an underweight exposure to mortgages over the period. This was due to negative fundamentals, such as low spread and implied volatility. We did, however, take the opportunity to add value in security-specific trades, and security selection across the collateralized and government sectors were key drivers of performance over the period. Within mortgages, our focus has been on securities we believe had less exposure to implied volatility, and housing turnover, such as 15-year mortgage-backed securities, super-senior adjustable-rate mortgage floaters and collateralized mortgage-backed securities. Within the government sector, our selection of short-dated Treasury and agency securities enhanced returns.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Fixed Income Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Government Income Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The VIT Government Income Fund’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, option on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument, risks of default by a counterparty, and the risks that transactions may not be liquid.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Shareholder Letter (continued)

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Percentage of Net Assets

† The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of net assets. Short-term investments include repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and/or liabilities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Money Market Fund from its inception on January 9, 2006* through June 30, 2006.

Market Review

Economic data was mixed in the first half of 2006. We witnessed a strong economy in the first quarter with first quarter gross domestic product of 5.6%. In addition, the labor markets continued to show signs of strength in both payrolls and initial jobless claims. However, a variety of factors seem to have changed the U.S. economy in the second quarter of 2006, from a robust economy to one of more moderate growth. This slowdown was seen in several areas, including the housing market, manufacturing and the labor market.

The Federal Reserve Open Market Committee (“FOMC”) continued its tightening campaign in the first half of 2006 and raised the federal funds rate by 25 basis points at each of its four meetings. This brought the federal funds rate to 5.25%, a five-year high. In his second testimony as the Chairman of the Federal Reserve Board (the “Fed”), Ben Bernanke, maintained his concerns about inflation, as it was higher than the Fed had expected. Also in his testimony, he suggested that the recent core Consumer Price Index report was not enough to assure another rate increase. Other key economic data between now and the next FOMC meeting on August 8th will include home sales, GDP, and employment numbers.

Investment Objective

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

	Standardized	Standardized	30-Day
	7-Day Current	7-Day Effective	Average	Weighted Avg.
As of June 30, 2006	Yield	Yield	Yield	Maturity (days)

VIT Money Market Fund	4.65%	4.76%	4.59%	27

An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

* The Goldman Sachs Variable Insurance Trust Money Market Fund first began operations as the Allmerica Money Market Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance of the Predecessor AIT Fund prior to the reorganization is not provided in this letter because as part of the reorganization the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund. Total return information about the Predecessor AIT Fund is provided in the Financial Highlights table, which is part of this report.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Shareholder Letter (continued)

Performance Review

For the period from its inception on January 9, 2006 to June 30, 2006, the Fund’s Service Shares generated a cumulative total return of 2.04%.

We maintained a neutral stance for the Fund’s portfolio during the reporting period, primarily purchasing securities on the shorter end of the yield curve, mainly in the one- to three-month sector. Throughout the period we maintained a weighted average maturity for the Fund in the 26-40 day range. The market had anticipated the four tightenings by the FOMC and, based on this assessment and the shape of the yield curve, we did not believe the longer end of the curve offered much value. We were able to marginally purchase securities in the one-year sector throughout the reporting period during times of sell-offs. Going forward, we will look for value on the longer end of the curve as we believe the FOMC may be approaching the end of its tightening cycle.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Money Market Management Team

July 18, 2006

Shares of the Goldman Sachs Variable Insurance Trust (“VIT”) Money Market Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

SECTOR ALLOCATION AS OF JUNE 30, 2006†

Tax-Exempt Fund

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above chart may not sum to 100% due to the exclusion of other assets and/or liabilities.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%

Aerospace & Defense – 1.9%
57,800	Alliant Techsystems, Inc.*	$4,413,030

Apparel/Shoes – 3.6%
140,780	Chico’s FAS, Inc.*	3,798,245
66,600	Coach, Inc.*	1,991,340
139,570	Urban Outfitters, Inc.*	2,441,079

		8,230,664

Audio & Visual Equipment – 2.0%
54,300	Harman International Industries, Inc.	4,635,591

Audio Technology – 0.8%
73,900	Dolby Laboratories, Inc.*	1,721,870

Auto Parts & Related – 1.5%
250,700	Gentex Corp.	3,509,800

Banks – 1.4%
42,610	Commerce Bancorp, Inc.(a)	1,519,899
66,870	TCF Financial Corp.	1,768,711

		3,288,610

Beverages – 2.3%
74,710	Fortune Brands, Inc.	5,305,157

Biotechnology – 1.4%
117,200	MedImmune, Inc.*	3,176,120

Broadcasting & Cable/Satellite TV – 3.8%
82,200	Cablevision Systems Corp.*	1,763,190
438,700	Entravision Communications Corp.*	3,759,659
208,800	XM Satellite Radio Holdings, Inc.*	3,058,920

		8,581,769

Business Software & Services – 2.9%
181,500	Ceridian Corp.*	4,435,860
54,400	ChoicePoint, Inc.*	2,272,288

		6,708,148

Commercial Services – 4.2%
87,040	Alliance Data Systems Corp.*	5,119,693
15,500	Bankrate, Inc.*(a)	585,280
70,400	Iron Mountain, Inc.*	2,631,552
43,280	Suntech Power Holdings Co., Ltd. ADR*	1,222,660

		9,559,185

Computer Hardware – 2.0%
110,000	Jabil Circuit, Inc.	2,816,000
53,094	Zebra Technologies Corp.*	1,813,691

		4,629,691

Computer Software – 4.4%
358,066	Activision, Inc.*	4,074,791
111,530	Cognos, Inc.*	3,173,028
61,000	NAVTEQ*	2,725,480

		9,973,299

Consumer Products & Services – 1.5%
3,135	Sotheby’s Holdings, Inc.*	82,294
80,600	Weight Watchers International, Inc.	3,295,734

		3,378,028

Drugs & Medicine – 1.3%
90,700	OSI Pharmaceuticals, Inc.*(a)	2,989,472

Electrical Equipment – 1.2%
118,800	Dresser-Rand Group, Inc.*	2,789,424

Financial Services – 1.8%
119,700	MoneyGram International, Inc.	4,063,815

Financials – 0.8%
17,600	Legg Mason, Inc.	1,751,552

Foods – 1.4%
59,900	The Hershey Co.	3,298,693

Gaming/Lodging – 1.6%
31,580	Harrah’s Entertainment, Inc.	2,247,864
51,200	Hilton Hotels Corp.	1,447,936

		3,695,800

Health Care Services – 3.9%
64,800	Covance, Inc.*	3,967,056
51,100	Omnicare, Inc.	2,423,162
75,860	VCA Antech, Inc.*	2,422,210

		8,812,428

Homebuilding & Related – 1.9%
100,500	American Standard Companies, Inc.	4,348,635

Housewares – 1.8%
123,400	Williams-Sonoma, Inc.	4,201,770

Insurance – 1.3%
96,100	Willis Group Holdings Ltd.	3,084,810

Internet & Online – 1.2%
355,100	CNET Networks, Inc.*	2,833,698

Manufacturing – 4.5%
20,300	Chicago Bridge & Iron Co. NV	490,245
15,800	ITT Corp.	782,100
99,900	Pentair, Inc.	3,415,581
79,190	Rockwell Automation, Inc.	5,702,472

		10,390,398

Medical Products – 5.0%
66,740	C.R. Bard, Inc.	4,889,372
31,060	Fisher Scientific International, Inc.*	2,268,933
129,000	St. Jude Medical, Inc.*	4,182,180

		11,340,485

Medical Supplies – 1.6%
99,990	Charles River Laboratories International, Inc.*	3,679,632

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Shares	Description	Value
Common Stocks – (continued)

Networking/Telecommunications Equipment – 4.9%
89,710	Amphenol Corp.	$5,020,172
111,300	FLIR Systems, Inc.*	2,455,278
51,750	Research In Motion Ltd.*	3,610,597

		11,086,047

Oil & Gas – 5.0%
105,650	Cameron International Corp.*	5,046,901
87,700	Newfield Exploration Co.*	4,292,038
56,300	Quicksilver Resources, Inc.*(a)	2,072,403

		11,411,342

Oil Well Services & Equipment – 5.8%
78,200	Grant Prideco, Inc.*	3,499,450
117,900	Smith International, Inc.	5,243,013
89,310	Weatherford International Ltd.*	4,431,562

		13,174,025

Producer Goods – 2.1%
62,900	W.W. Grainger, Inc.	4,731,967

Publishing – 2.0%
85,200	Lamar Advertising Co.*	4,588,872

Restaurants – 1.1%
67,100	P.F. Chang’s China Bistro, Inc.*(a)	2,551,142

Retailing – 0.9%
71,000	Advance Auto Parts, Inc.	2,051,900

Semiconductors/Semi-Cap Equipment – 7.8%
51,900	Advanced Micro Devices, Inc.*	1,267,398
77,900	FormFactor, Inc.*	3,476,677
156,400	Linear Technology Corp.	5,237,836
23,050	Marvell Technology Group Ltd.*	1,021,806
34,900	Microchip Technology, Inc.	1,170,895
126,000	Tessera Technologies, Inc.*	3,465,000
94,700	Xilinx, Inc.	2,144,955

		17,784,567

Technology Services – 4.3%
128,411	Cogent, Inc.*(a)	1,935,154
63,410	Cognizant Technology Solutions Corp.*	4,271,932
108,700	NeuStar, Inc.*	3,668,625

		9,875,711

Telecommunications – 3.0%
69,000	American Tower Corp.*	2,147,280
136,000	Crown Castle International Corp.*	4,697,440

		6,844,720

TOTAL COMMON STOCKS
(Cost $235,677,381)		$228,491,867

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.2%

Joint Repurchase Agreement Account II
$400,000	5.28%	07/03/2006	$400,000
Maturity Value: $400,175
(Cost $400,000)

TOTAL REPURCHASE AGREEMENT
(Cost $400,000)			$400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $236,077,381)			$228,891,867

Shares	Description	Value
Securities Lending Collateral – 4.8%

10,962,000	Boston Global Investment Trust – Enhanced Portfolio	$10,962,000
(Cost $10,962,000)

TOTAL INVESTMENTS – 104.9%
(Cost $247,039,381)		$239,853,867

LIABILITIES IN EXCESS OF
OTHER ASSETS – (4.9)%		(11,293,773)

NET ASSETS – 100.0%		$228,560,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on June 30, 2006. Additional investment information appears on page 39.

Investment Abbreviation:
ADR	—	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%

Aerospace & Defense – 2.1%
15,000	General Dynamics Corp.	$981,900
4,800	Goodrich Corp.	193,392
4,600	L-3 Communications Holdings, Inc.	346,932
13,182	Lockheed Martin Corp.	945,677
12,792	Northrop Grumman Corp.	819,455
16,600	Raytheon Co.	739,862
6,200	Rockwell Collins, Inc.	346,394
29,638	The Boeing Co.	2,427,649
37,500	United Technologies Corp.	2,378,250

		9,179,511

Air Freight & Couriers – 1.1%
11,300	FedEx Corp.	1,320,518
2,000	Ryder System, Inc.	116,860
40,300	United Parcel Service, Inc. Class B	3,317,899

		4,755,277

Airlines – 0.1%
26,318	Southwest Airlines Co.	430,826

Auto Components – 0.2%
2,600	Cooper Tire & Rubber Co.(a)	28,964
7,200	Johnson Controls, Inc.	591,984
7,000	The Goodyear Tire & Rubber Co.*(a)	77,700

		698,648

Automobiles – 0.4%
68,681	Ford Motor Co.	475,959
21,000	General Motors Corp.(a)	625,590
9,900	Harley-Davidson, Inc.	543,411

		1,644,960

Banks – 7.1%
12,200	AmSouth Bancorp.	322,690
169,028	Bank of America Corp.	8,130,247
28,700	Bank of New York Co., Inc.	924,140
20,200	BB&T Corp.	840,118
5,950	Comerica, Inc.	309,341
6,900	Commerce Bancorp, Inc.	246,123
4,700	Compass Bancshares, Inc.	261,320
20,505	Fifth Third Bancorp.	757,660
4,300	First Horizon National Corp.	172,860
9,500	Golden West Financial Corp.	704,900
9,049	Huntington Bancshares, Inc.	213,375
14,900	KeyCorp	531,632
3,000	M&T Bank Corp.	353,760
8,200	Marshall & Ilsley Corp.	375,068
15,300	Mellon Financial Corp.	526,779
20,300	National City Corp.	734,657
17,050	North Fork Bancorp., Inc.	514,399
6,800	Northern Trust Corp.	376,040
10,900	PNC Financial Services Group, Inc.	764,853
16,855	Regions Financial Corp.	558,238
13,785	Sovereign Bancorp, Inc.	279,973
13,500	SunTrust Banks, Inc.	1,029,510
10,900	Synovus Financial Corp.	291,902
66,034	U.S. Bancorp	2,039,130
59,727	Wachovia Corp.	3,230,036
35,640	Washington Mutual, Inc.	1,624,471
62,230	Wells Fargo & Co.	4,174,388
4,000	Zions Bancorp.	311,760

		30,599,370

Beverages – 2.1%
28,800	Anheuser-Busch Companies, Inc.	1,312,992
3,200	Brown-Forman Corp. Class B	228,640
11,600	Coca-Cola Enterprises, Inc.	236,292
7,600	Constellation Brands, Inc.*	190,000
2,100	Molson Coors Brewing Co. Class B	142,548
5,200	Pepsi Bottling Group, Inc.	167,180
61,210	PepsiCo., Inc.	3,675,048
76,100	The Coca-Cola Co.	3,273,822

		9,226,522

Biotechnology – 1.2%
43,708	Amgen, Inc.*	2,851,073
12,685	Biogen Idec, Inc.*	587,696
9,700	Genzyme Corp.*	592,185
16,800	Gilead Sciences, Inc.*	993,888
8,900	MedImmune, Inc.*	241,190

		5,266,032

Building Products – 0.2%
6,500	American Standard Companies, Inc.	281,255
14,900	Masco Corp.	441,636

		722,891

Chemicals – 1.5%
8,400	Air Products & Chemicals, Inc.	536,928
2,600	Ashland, Inc.	173,420
35,577	Dow Chemical Co.	1,388,570
34,200	E.I. du Pont de Nemours & Co.	1,422,720
2,900	Eastman Chemical Co.	156,600
6,600	Ecolab, Inc.	267,828
4,300	Hercules, Inc.*	65,618
3,100	International Flavors & Fragrances, Inc.	109,244
10,127	Monsanto Co.	852,592
6,100	PPG Industries, Inc.	402,600
11,900	Praxair, Inc.	642,600
5,475	Rohm & Haas Co.	274,407
2,600	Sigma-Aldrich Corp.	188,864

		6,481,991

Commercial Services & Supplies – 1.0%
8,700	Allied Waste Industries, Inc.*	98,832
5,100	Apollo Group, Inc.*	263,517
4,200	Avery Dennison Corp.	243,852

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
37,133	Cendant Corp.	$604,896
5,300	Cintas Corp.	210,728
5,500	Convergys Corp.*	107,250
4,900	Equifax, Inc.	168,266
6,550	Fiserv, Inc.*	297,108
12,000	H&R Block, Inc.	286,320
4,900	Monster Worldwide, Inc.*	209,034
8,200	Pitney Bowes, Inc.	338,660
8,200	R.R. Donnelley & Sons Co.	261,990
6,500	Robert Half International, Inc.	273,000
5,208	Sabre Holdings Corp.	114,576
20,135	Waste Management, Inc.	722,444

		4,200,473

Communications Equipment – 2.7%
4,585	ADC Telecommunications, Inc.*	77,303
6,300	Andrew Corp.*	55,818
15,831	Avaya, Inc.*	180,790
23,000	Ciena Corp.*	110,630
226,000	Cisco Systems, Inc.*	4,413,780
7,700	Comverse Technology, Inc.*	152,229
57,500	Corning, Inc.*	1,390,925
65,200	JDS Uniphase Corp.*	164,956
21,200	Juniper Networks, Inc.*	338,988
158,882	Lucent Technologies, Inc.*	384,495
91,335	Motorola, Inc.	1,840,400
62,200	QUALCOMM, Inc.	2,492,354
16,300	Tellabs, Inc.*	216,953

		11,819,621

Computers & Peripherals – 3.4%
31,500	Apple Computer, Inc.*	1,799,280
84,300	Dell, Inc.*	2,057,763
88,000	EMC Corp.*	965,360
11,260	Gateway, Inc.*	21,394
103,598	Hewlett-Packard Co.	3,281,985
57,400	International Business Machines Corp.	4,409,468
3,800	Lexmark International, Inc.*	212,154
6,600	NCR Corp.*	241,824
13,700	Network Appliance, Inc.*	483,610
13,200	Nvidia Corp.*	281,028
6,800	SanDisk Corp.*	346,664
131,500	Sun Microsystems, Inc.*	545,725

		14,646,255

Construction & Engineering – 0.1%
3,300	Fluor Corp.	306,669

Construction Materials – 0.1%
3,700	Vulcan Materials Co.	288,600

Containers & Packaging – 0.2%
4,100	Ball Corp.	151,864
4,000	Bemis Co., Inc.	122,480
5,400	Pactiv Corp.*	133,650
3,108	Sealed Air Corp.	161,865
4,300	Temple-Inland, Inc.	184,341

		754,200

Diversified Financials – 8.5%
45,600	American Express Co.	2,426,832
8,980	Ameriprise Financial, Inc.	401,137
11,137	Capital One Financial Corp.	951,657
7,300	CIT Group, Inc.	381,717
184,140	Citigroup, Inc.	8,882,914
22,698	Countrywide Financial Corp.	864,340
15,300	E-Trade Financial Corp.*	349,146
35,800	Fannie Mae	1,721,980
3,300	Federated Investors, Inc. Class B	103,950
5,430	Franklin Resources, Inc.	471,378
25,500	Freddie Mac	1,453,755
16,000	Goldman Sachs Group, Inc.	2,406,880
128,625	J.P. Morgan Chase & Co.	5,402,250
8,300	Janus Capital Group, Inc.	148,570
4,700	Legg Mason, Inc.	467,744
19,900	Lehman Brothers Holdings, Inc.	1,296,485
34,200	Merrill Lynch & Co., Inc.	2,378,952
9,200	Moody’s Corp.	501,032
39,734	Morgan Stanley	2,511,586
10,300	Principal Financial, Inc.	573,195
15,171	SLM Corp.	802,849
12,400	State Street Corp.	720,316
9,800	T. Rowe Price Group, Inc.	370,538
4,352	The Bear Stearns Companies, Inc.	609,628
38,000	The Charles Schwab Corp.	607,240

		36,806,071

Diversified Telecommunication Services – 3.3%
14,500	ALLTEL Corp.	925,535
144,382	AT&T, Inc.	4,026,814
67,000	BellSouth Corp.	2,425,400
4,400	CenturyTel, Inc.	163,460
12,400	Citizens Communications Co.	161,820
5,641	Embarq Corp.*	231,204
56,863	Qwest Communications International, Inc.*	460,021
110,210	Sprint Nextel Corp.	2,203,098
108,330	Verizon Communications, Inc.	3,627,972

		14,225,324

Electric Utilities – 2.8%
24,100	AES Corp.*	444,645
6,200	Allegheny Energy, Inc.*	229,834
7,500	Ameren Corp.	378,750
14,540	American Electric Power Co., Inc.	497,995
12,098	CenterPoint Energy, Inc.	151,225
8,800	CMS Energy Corp.*	113,872
9,000	Consolidated Edison, Inc.	399,960
6,550	Constellation Energy Group, Inc.	357,106
12,950	Dominion Resources, Inc.	968,531
6,800	DTE Energy Co.	277,032

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
12,000	Edison International	$468,000
7,800	Entergy Corp.	551,850
24,900	Exelon Corp.	1,415,067
12,300	FirstEnergy Corp.	666,783
14,900	FPL Group, Inc.	616,562
12,700	PG&E Corp.	498,856
3,600	Pinnacle West Capital Corp.	143,676
14,000	PPL Corp.	452,200
8,977	Progress Energy, Inc.	384,844
9,300	Public Service Enterprise Group, Inc.	614,916
27,400	Southern Co.	878,170
8,300	TECO Energy, Inc.	124,002
17,080	TXU Corp.	1,021,213
15,410	Xcel Energy, Inc.	295,564

		11,950,653

Electrical Equipment – 0.5%
6,100	American Power Conversion Corp.	118,889
3,500	Cooper Industries Ltd.	325,220
15,300	Emerson Electric Co.	1,282,293
6,500	Rockwell Automation, Inc.	468,065

		2,194,467

Electronic Equipment & Instruments – 0.4%
15,824	Agilent Technologies, Inc.*	499,405
6,700	Jabil Circuit, Inc.	171,520
5,525	Molex, Inc.	185,474
4,500	PerkinElmer, Inc.	94,050
21,100	Sanmina Corp.*	97,060
34,100	Solectron Corp.*	116,622
10,016	Symbol Technologies, Inc.	108,073
3,200	Tektronix, Inc.	94,144
6,200	Thermo Electron Corp.*	224,688
3,700	Waters Corp.*	164,280

		1,755,316

Energy Equipment & Services – 2.0%
12,580	Baker Hughes, Inc.	1,029,673
11,900	BJ Services Co.	443,394
19,100	Halliburton Co.	1,417,411
11,700	Nabors Industries Ltd.*	395,343
6,400	National-Oilwell Varco, Inc.*	405,248
5,000	Noble Corp.	372,100
4,100	Rowan Cos., Inc.	145,919
43,800	Schlumberger Ltd.	2,851,818
12,027	Transocean, Inc.*	966,009
13,100	Weatherford International Ltd.*	650,022

		8,676,937

Food & Drug Retailing – 1.1%
30,400	CVS Corp.	933,280
16,600	Safeway, Inc.	431,600
7,473	SUPERVALU, Inc.	229,421
22,900	SYSCO Corp.	699,824
26,900	The Kroger Co.	588,034
37,500	Walgreen Co.	1,681,500
5,300	Whole Foods Market, Inc.	342,592

		4,906,251

Food Products – 1.2%
24,249	Archer-Daniels-Midland Co.	1,000,999
7,000	Campbell Soup Co.	259,770
19,000	ConAgra Foods, Inc.	420,090
4,900	Dean Foods Co.*	182,231
13,100	General Mills, Inc.	676,746
12,300	H.J. Heinz Co.	507,006
9,000	Kellogg Co.	435,870
4,800	McCormick & Co., Inc.	161,040
27,900	Sara Lee Corp.	446,958
6,500	The Hershey Co.	357,955
9,800	Tyson Foods, Inc.	145,628
8,350	Wm. Wrigley Jr. Co.	378,756

		4,973,049

Gas Utilities – 0.2%
6,700	KeySpan Corp.	270,680
1,700	Nicor, Inc.	70,550
1,600	Peoples Energy Corp.	57,456
9,513	Sempra Energy	432,651

		831,337

Healthcare Equipment & Supplies – 1.7%
7,100	Applera Corp. – Applied Biosystems Group	229,685
2,100	Bausch & Lomb, Inc.	102,984
24,300	Baxter International, Inc.	893,268
9,200	Becton, Dickinson and Co.	562,396
9,325	Biomet, Inc.	291,779
44,806	Boston Scientific Corp.*	754,533
3,800	C.R. Bard, Inc.	278,388
4,700	Fisher Scientific International, Inc.*	343,335
7,500	IMS Health, Inc.	201,375
44,800	Medtronic, Inc.	2,102,016
2,000	Millipore Corp.*	125,980
5,000	Patterson Cos., Inc.*	174,650
13,500	St. Jude Medical, Inc.*	437,670
10,800	Stryker Corp.	454,788
9,170	Zimmer Holdings, Inc.*	520,123

		7,472,970

Healthcare Providers & Services – 2.5%
20,892	Aetna, Inc.	834,217
7,700	AmerisourceBergen Corp.	322,784
15,500	Cardinal Health, Inc	997,115
16,300	Curemark Rx, Inc.	812,881
4,400	CIGNA Corp.	433,444
5,800	Coventry Health Care, Inc.*	318,652
5,400	Express Scripts, Inc.*	387,396
15,200	HCA, Inc.	655,880

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shares	Description	Value

Common Stocks – (continued)

Healthcare Providers & Services – (continued)
9,300	Health Management Associates, Inc.	$183,303
6,200	Humana, Inc.*	332,940
4,600	Laboratory Corp. of America Holdings*	286,258
3,100	Manor Care, Inc.	145,452
11,314	McKesson Corp.	534,926
6,000	Quest Diagnostics, Inc.	359,520
18,650	Tenet Healthcare Corp.*	130,177
50,000	UnitedHealth Group, Inc.	2,239,000
23,600	WellPoint, Inc.*	1,717,372

		10,691,317

Hotels, Restaurants & Leisure – 1.5%
16,200	Carnival Corp.	676,188
4,500	Darden Restaurants, Inc.	177,300
6,900	Harrah’s Entertainment, Inc.	491,142
12,100	Hilton Hotels Corp.	342,188
12,000	International Game Technology	455,280
11,900	Marriott International, Inc.	453,628
46,100	McDonald’s Corp.	1,548,960
28,600	Starbucks Corp.	1,079,936
8,000	Starwood Hotels & Resorts Worldwide, Inc.	482,720
4,400	Wendy’s International, Inc.	256,476
10,120	Yum! Brands, Inc.	508,732

		6,472,550

Household Durables – 0.6%
4,600	Centex Corp.	231,380
9,900	D.R. Horton, Inc.	235,818
5,400	Fortune Brands, Inc.	383,454
2,500	Harman International Industries, Inc.	213,425
2,700	KB Home	123,795
6,900	Leggett & Platt, Inc.	172,362
5,200	Lennar Corp.	230,724
10,433	Newell Rubbermaid, Inc.	269,484
8,200	Pulte Homes, Inc.	236,078
2,300	Snap on Inc.	92,966
2,800	The Black & Decker Corp.	236,488
2,700	The Stanley Works	127,494
2,958	Whirlpool Corp.	244,479

		2,797,947

Household Products – 2.2%
19,000	Colgate-Palmolive Co.	1,138,100
17,140	Kimberly Clark Corp.	1,057,538
121,478	Procter & Gamble Co.	6,754,177
5,700	The Clorox Co.	347,529

		9,297,344

Industrial Conglomerates – 4.4%
28,000	3M Co.	2,261,560
385,200	General Electric Co.	12,696,192
30,575	Honeywell International, Inc.	1,232,173
3,100	Reynolds American, Inc.	357,430
4,900	Textron, Inc.	451,682
75,237	Tyco International Ltd.	2,069,017

		19,068,054

Insurance – 4.6%
12,100	ACE Ltd.	612,139
18,500	Aflac, Inc	857,475
3,900	AMBAC Financial Group, Inc.	316,290
96,179	American International Group, Inc.	5,679,370
11,950	Aon Corp.	416,099
6,368	Cincinnati Financial Corp.	299,360
13,500	Genworth Financial, Inc.	470,340
11,300	Hartford Financial Services Group, Inc.	955,980
10,660	Lincoln National Corp.	601,650
15,000	Loews Corp	531,750
20,500	Marsh & McLennan Cos., Inc.	551,245
4,950	MBIA, Inc.	289,823
28,000	MetLife, Inc.	1,433,880
3,300	MGIC Investment Corp.	214,500
29,200	Progressive Corp.	750,732
18,300	Prudential Financial, Inc.	1,421,910
4,400	Safeco Corp.	247,940
23,638	The Allstate Corp.	1,293,708
14,800	The Chubb Corp.	738,520
25,690	The St. Paul Travelers Cos., Inc.	1,145,260
3,700	Torchmark Corp.	224,664
11,318	UnumProvident Corp.	205,195
6,400	XL Capital Ltd.	392,320

		19,650,150

Internet & Catalog Retail – 0.1%
11,400	Amazon.com, Inc.*	440,952

Internet Software & Services – 1.4%
42,800	eBay, Inc.*	1,253,612
7,590	Google, Inc.*	3,182,715
9,300	VeriSign, Inc.*	215,481
46,300	Yahoo!, Inc.*	1,527,900

		6,179,708

IT Consulting & Services – 0.9%
4,500	Affiliated Computer Services, Inc.*	232,245
21,300	Automatic Data Processing, Inc.	965,955
6,900	Computer Sciences Corp.*	334,236
18,900	Electronic Data Systems Corp.	454,734
28,449	First Data Corp.	1,281,343
12,450	Paychex, Inc.	485,301
13,500	Unisys Corp.*	84,780

		3,838,594

Leisure Equipment & Products – 0.2%
3,600	Brunswick Corp.	119,700
11,000	Eastman Kodak Co.	261,580

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Leisure Equipment & Products – (continued)
6,750	Hasbro, Inc.	$122,243
14,912	Mattel, Inc.	246,197

		749,720

Machinery – 1.6%
24,800	Caterpillar, Inc.	1,847,104
1,700	Cummins, Inc.	207,825
8,800	Danaher Corp.	566,016
8,600	Deere & Co.	718,014
7,500	Dover Corp.	370,725
5,500	Eaton Corp.	414,700
15,200	Illinois Tool Works, Inc.	722,000
12,300	Ingersoll-Rand Co., Ltd.	526,194
7,000	ITT Corp.	346,500
2,300	Navistar International Corp.*	56,603
6,130	PACCAR, Inc.	504,989
4,700	Pall Corp.	131,600
4,575	Parker Hannifin Corp.	355,020

		6,767,290

Media – 3.4%
28,564	CBS Corp. Class B	772,656
18,400	Clear Channel Communications, Inc.	569,480
78,478	Comcast Corp.*	2,569,370
2,300	Dow Jones & Co., Inc.	80,523
8,900	Gannett Co., Inc.	497,777
16,900	Interpublic Group of Cos., Inc.*(a)	141,115
1,700	Meredith Corp.	84,218
5,700	New York Times Co.	139,878
88,100	News Corp.	1,689,758
6,200	Omnicom Group, Inc.	552,358
3,200	The E.W. Scripps Co.	138,048
13,300	The McGraw-Hill Companies, Inc.	668,059
81,229	The Walt Disney Co.	2,436,870
158,398	Time Warner, Inc.	2,740,285
9,587	Tribune Co.(a)	310,907
8,200	Univision Communications, Inc.*	274,700
26,764	Viacom, Inc. Class B*	959,222

		14,625,224

Metals & Mining – 1.0%
32,108	Alcoa, Inc.	1,039,015
3,351	Allegheny Technologies, Inc.	232,023
6,800	CONSOL Energy, Inc.	317,696
6,700	Freeport-McMoRan Copper & Gold, Inc. Series B	371,247
16,611	Newmont Mining Corp.	879,220
11,500	Nucor Corp.	623,875
7,500	Phelps Dodge Corp.	616,200
3,920	United States Steel Corp.	274,871

		4,354,147

Multi-Utilities – 0.4%
46,013	Duke Energy Corp.	1,351,402
11,200	Dynegy, Inc.*	61,264
10,400	NiSource, Inc.	227,136

		1,639,802

Multiline Retail – 2.4%
4,300	Big Lots, Inc.*	73,444
17,612	Costco Wholesale Corp.	1,006,174
2,300	Dillard’s, Inc.	73,255
12,187	Dollar General Corp.	170,374
6,100	Family Dollar Stores, Inc.	149,023
20,334	Federated Department Stores, Inc.	744,224
8,600	J. C. Penney Co., Inc.	580,586
12,500	Kohl’s Corp.*	739,000
8,200	Nordstrom, Inc.	299,300
3,600	Sears Holdings Corp.*	557,424
32,000	Target Corp.	1,563,840
92,800	Wal-Mart Stores, Inc.	4,470,176

		10,426,820

Office Electronics – 0.1%
33,300	Xerox Corp.*	463,203

Oil & Gas – 8.0%
17,158	Anadarko Petroleum Corp.	818,265
12,300	Apache Corp.	839,475
13,700	Chesapeake Energy Corp.	414,425
82,053	Chevron Corp.	5,092,209
61,241	ConocoPhillips	4,013,123
16,400	Devon Energy Corp.	990,724
25,030	El Paso Corp.	375,450
9,000	EOG Resources, Inc.	624,060
224,160	Exxon Mobil Corp.	13,752,216
9,000	Hess Corp.	475,650
8,362	Kerr-McGee Corp.	579,904
3,800	Kinder Morgan, Inc.	379,582
13,356	Marathon Oil Corp.	1,112,555
6,000	Murphy Oil Corp.	335,160
15,800	Occidental Petroleum Corp.	1,620,290
4,900	Sunoco, Inc.	339,521
21,900	The Williams Companies, Inc.	511,584
22,900	Valero Energy Corp.	1,523,308
13,600	XTO Energy, Inc.	602,072

		34,399,573

Paper & Forest Products – 0.3%
18,240	International Paper Co.	589,152
4,200	Louisiana-Pacific Corp.	91,980
6,598	MeadWestvaco Corp.	184,282
9,200	Weyerhaeuser Co.	572,700

		1,438,114

Personal Products – 0.2%
2,950	Alberto-Culver Co. Class B	143,724
16,700	Avon Products, Inc.	517,700
4,500	Estee Lauder Companies, Inc.	174,015

		835,439

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – 6.6%
56,500	Abbott Laboratories	$2,463,965
5,600	Allergan, Inc.	600,656
4,000	Barr Pharmaceuticals, Inc.*	190,760
73,100	Bristol-Myers Squibb Co.	1,890,366
41,800	Eli Lilly & Co.	2,310,286
12,000	Forest Laboratories, Inc.*	464,280
5,690	Hospira, Inc.*	244,329
109,660	Johnson & Johnson	6,570,827
9,466	King Pharmaceuticals, Inc.*	160,922
11,100	Medco Health Solutions, Inc.*	635,808
80,800	Merck & Co., Inc.	2,943,544
7,600	Mylan Laboratories, Inc.	152,000
271,284	Pfizer, Inc.	6,367,035
54,900	Schering-Plough Corp.	1,044,747
4,000	Watson Pharmaceuticals, Inc.*	93,120
49,900	Wyeth	2,216,059

		28,348,704

Real Estate – 0.9%
3,700	Apartment Investment & Management Co. (REIT)	160,765
7,800	Archstone-Smith Trust (REIT)	396,786
3,400	Boston Properties, Inc. (REIT)	307,360
13,800	Equity Office Properties Trust (REIT)	503,838
10,400	Equity Residential Properties Trust (REIT)	465,192
7,900	Kimco Realty Corp. (REIT)	288,271
6,700	Plum Creek Timber Co., Inc. (REIT)	237,850
9,100	ProLogis (REIT)	474,292
3,100	Public Storage, Inc. (REIT)	235,290
6,700	Simon Property Group, Inc. (REIT)	555,698
4,400	Vornado Realty Trust (REIT)	429,220

		4,054,562

Road & Rail – 0.8%
13,452	Burlington Northern Santa Fe Corp.	1,066,071
8,100	CSX Corp.	570,564
15,300	Norfolk Southern Corp.	814,266
9,900	Union Pacific Corp.	920,304

		3,371,205

Semiconductor Equipment & Products – 2.7%
18,000	Advanced Micro Devices, Inc.*	439,560
13,600	Altera Corp.*	238,680
13,400	Analog Devices, Inc.	430,676
58,200	Applied Materials, Inc.	947,496
16,250	Broadcom Corp.*	488,313
15,216	Freescale Semiconductor, Inc. Class B*	447,350
216,000	Intel Corp.	4,093,200
7,200	KLA-Tencor Corp.	299,304
11,300	Linear Technology Corp.	378,437
15,300	LSI Logic Corp.*	136,935
11,900	Maxim Integrated Products, Inc.	382,109
27,200	Micron Technology, Inc.*	409,632
12,400	National Semiconductor Corp.	295,740
4,600	Novellus Systems, Inc.*	113,620
7,400	PMC-Sierra, Inc.*	69,560
6,400	QLogic Corp.*	110,336
7,500	Teradyne, Inc.*	104,475
57,700	Texas Instruments, Inc.	1,747,733
13,100	Xilinx, Inc.	296,715

		11,429,871

Software – 3.1%
22,200	Adobe Systems, Inc.*	673,992
8,800	Autodesk, Inc.*	303,248
8,100	BMC Software, Inc.*	193,590
16,750	CA, Inc.	344,212
6,800	Citrix Systems, Inc.*	272,952
14,900	Compuware Corp.*	99,830
11,300	Electronic Arts, Inc.*	486,352
6,300	Intuit Inc.*	380,457
324,900	Microsoft Corp.	7,570,170
12,000	Novell, Inc.*	79,560
144,420	Oracle Corp.*	2,092,646
4,140	Parametric Technology Corp.*	52,619
38,618	Symantec Corp.*	600,124

		13,149,752

Specialty Retail – 2.0%
5,372	AutoNation, Inc.*	115,176
1,900	AutoZone, Inc.*	167,580
10,700	Bed Bath & Beyond, Inc.*	354,919
15,050	Best Buy Co., Inc.	825,342
5,800	Circuit City Stores, Inc.	157,876
12,600	Limited Brands, Inc.	322,434
28,800	Lowe’s Companies, Inc.	1,747,296
10,600	Office Depot, Inc.*	402,800
2,800	OfficeMax, Inc.	114,100
5,300	RadioShack Corp.	74,200
26,900	Staples, Inc.	654,208
19,950	The Gap, Inc.	347,130
76,697	The Home Depot, Inc.	2,744,985
4,300	The Sherwin-Williams Co.	204,164
17,100	The TJX Companies, Inc.	390,906
5,400	Tiffany & Co.	178,308

		8,801,424

Textiles & Apparel – 0.3%
14,000	Coach, Inc.*	418,600
4,100	Jones Apparel Group, Inc.	130,339
4,000	Liz Claiborne, Inc.	148,240
7,000	Nike, Inc. Class B	567,000
3,200	VF Corp.	217,344

		1,481,523

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Tobacco – 1.4%
77,300	Altria Group, Inc.	$5,676,139
5,800	UST, Inc.	262,102

		5,938,241

Trading Companies & Distributors – 0.1%
6,250	Genuine Parts Co.	260,375
2,900	W.W. Grainger, Inc.	218,167

		478,542

TOTAL COMMON STOCKS
(Cost $342,040,510)		$426,003,993

Principal	Interest	Maturity
Amount	Rate	Date
			Value

U.S. Government Agency Obligation – 0.1%

United States Treasury Bills(c)
$500,000	4.73%	09/07/2006	$495,533
(Cost $495,533)

Repurchase Agreement(b) – 0.7%

Joint Repurchase Agreement Account II
$2,800,000	5.28%	07/03/2006	$2,800,000
Maturity Value: $2,801,231
(Cost $2,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $345,336,043)			$429,299,526

Shares	Description	Value

Securities Lending Collateral – 0.2%

868,350	Boston Global Investment Trust – Enhanced Portfolio	$868,350
(Cost $868,350)

TOTAL INVESTMENTS – 99.9%
(Cost $346,204,393)		$430,167,876

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		344,347

NET ASSETS – 100.0%		$430,512,223

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment information appears on page 39.

(c)	Security is segregated as collateral for initial margin requirement on futures transactions.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S & P 500 Index	83	September 2006	$5,309,510	$135,026

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date
			Value
Corporate Bonds – 15.6%

Automotive – 0.2%
DaimlerChrysler NA
$550,000	8.500%	01/18/31	$622,752

Banks – 4.7%
Asian Development Bank
5,000,000	0.000	10/01/15	3,339,348
Commonwealth Bank of Australia(a)(b)
475,000	6.024	03/29/49	452,432
Greater Bay Bancorp Series B
500,000	5.250	03/31/08	493,984
MUFG Capital Finance 1 Ltd.(b)
850,000	6.346	07/29/49	819,902
Nordbanken AB(a)(b)
2,100,000	8.950	11/29/49	2,281,404
PNC Funding Corp.
2,000,000	5.750	08/01/06	2,000,122
Popular North America, Inc.
1,425,000	5.650	04/15/09	1,412,890
Resona Bank Ltd.(a)(b)
1,250,000	5.850	04/15/49	1,162,968
Tokai Preferred Capital Co. LLC(a)(b)
1,250,000	9.980	12/29/49	1,340,910
Wachovia Capital Trust III(b)
650,000	5.800	08/29/49	630,761

			13,934,721

Electric – 1.7%
Calenergy, Inc.
1,250,000	7.520	09/15/08	1,299,509
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,041,146
MidAmerican Energy Holdings Co.(a)
400,000	6.125	04/01/36	373,912
Pacific Gas & Electric Co.
1,800,000	6.050	03/01/34	1,699,509
Progress Energy, Inc.
475,000	7.750	03/01/31	529,821

			4,943,897

Energy – 0.2%
Amerada Hess Corp.
675,000	7.125	03/15/33	700,052

Entertainment – 0.3%
Time Warner Entertainment Co.
750,000	8.375	03/15/23	834,249

Environmental – 0.3%
Waste Management, Inc.
750,000	7.375	08/01/10	791,829

Financial Companies – 1.1%
GATX Financial Corp.
1,000,000	8.875	06/01/09	1,067,413
PHH Corp.
1,225,000	6.000	03/01/08	1,219,469
Residential Capital Corp.
1,000,000	6.125	11/21/08	988,411

			3,275,293

Food & Beverage – 0.5%
Nabisco, Inc.
1,000,000	7.050	07/15/07	1,013,569
Tyson Foods, Inc.
550,000	8.250	10/01/11	582,264

			1,595,833

Gaming – 0.5%
Harrahs Operating Co., Inc.
1,710,000	5.375	12/15/13	1,580,797
Park Place Entertainment Corp.
11,000	8.500	11/15/06	11,098

			1,591,895

Home Construction – 0.1%
D. R. Horton, Inc.
325,000	6.875	05/01/13	324,229

Life Insurance – 0.8%
Phoenix Life Insurance Co.(a)
450,000	7.150	12/15/34	440,872
Reinsurance Group of America, Inc.(b)
1,000,000	6.750	12/15/65	918,838
ZFS Finance USA Trust I(a)(b)
1,000,000	6.150	12/15/65	958,071

			2,317,781

Media - Cable – 0.6%
Cox Communications, Inc.
1,750,000	4.625	01/15/10	1,671,104

Media - Non Cable(a) – 0.2%
Viacom, Inc.
300,000	5.750	04/30/11	294,665
275,000	6.875	04/30/36	265,392

			560,057

Pipelines – 0.2%
Enterprise Products Operating LP
450,000	5.600	10/15/14	425,994
325,000	5.000	03/01/15	293,493

			719,487

Property/Casualty Insurance – 1.4%
AON Capital Trust A
500,000	8.205	01/01/27	539,393
Arch Capital Group Ltd.
475,000	7.350	05/01/34	483,478

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date
			Value
Corporate Bonds – (continued)

Property/Casualty Insurance – (continued)
Aspen Insurance Holdings Ltd.
$400,000	6.000%	08/15/14	$371,733
Endurance Specialty Holdings Ltd.
1,000,000	6.150	10/15/15	936,089
Liberty Mutual Group(a)
700,000	6.500	03/15/35	611,231
Marsh & McLennan Cos., Inc.
600,000	5.150	09/15/10	579,140
650,000	5.750	09/15/15	613,585

			4,134,649

REITs – 0.4%
iStar Financial, Inc. Series B
1,300,000	5.700	03/01/14	1,253,335

Tobacco – 0.3%
Altria Group, Inc.
700,000	7.750	01/15/27	785,455

Wireless Telecommunications – 1.1%
America Movil SA de CV
1,000,000	5.500	03/01/14	929,620
AT&T Wireless Services, Inc.
500,000	8.750	03/01/31	609,788
GTE Corp.
750,000	7.510	04/01/09	779,555
Nextel Communications, Inc.
900,000	6.875	10/31/13	913,806

			3,232,769

Wirelines Telecommunications – 1.0%
Deutsche Telekom International Finance BV
700,000	8.250	06/15/30	808,497
Embarq Corp.
450,000	7.995	06/01/36	452,296
Sprint Capital Corp.
1,000,000	6.875	11/15/28	1,006,619
Telecom Italia Capital
800,000	4.950	09/30/14	716,206

			2,983,618

TOTAL CORPORATE BONDS
(Cost $48,347,513)			$46,273,005

Mortgage-Backed Obligations – 43.7%

Adjustable Rate FHLMC(b) – 2.3%
$299,689	6.500%	12/01/31	$302,695
2,846,125	4.847	09/01/35	2,782,540
3,857,404	4.730	10/01/35	3,714,955

			6,800,190

Adjustable Rate FNMA(b) – 4.9%
3,000,006	4.438	05/01/33	2,960,950
1,861,079	3.851	10/01/33	1,825,611
3,315,136	4.592	05/01/35	3,273,426
3,643,859	5.355	09/01/35	3,590,313
2,857,099	4.925	12/01/35	2,790,680

			14,440,980

Adjustable Rate Non-Agency(b) – 4.6%
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
1,446,043	5.647	11/20/35	1,450,855
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
2,432,198	5.543	04/25/46	2,434,151
Indymac Index Mortgage Loan Trust Series 2006-AR4 Class A1A
2,454,429	5.533	05/25/46	2,454,429
Luminent Mortgage Trust Series 2006-2, Class A1A
2,453,764	5.523	02/25/46	2,455,921
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
3,000,000	5.175	12/25/35	2,910,577
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
2,000,000	4.839	09/25/35	1,920,760

			13,626,693

CMBS – 7.9%
Interest Only(b)(e) – 4.0%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
3,000,000	5.182	09/10/47	2,866,593
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
3,000,000	5.333	11/10/45	2,895,376
Morgan Stanley Capital I Series 2006-T21, Class A4
3,500,000	5.162	10/12/52	3,320,958
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
3,000,000	5.370	10/15/44	2,869,993

			11,952,920

Sequential Fixed Rate – 3.9%
Bear Stearns Commercial Mortgage Securities Series 1999-WF2 Class A2
2,700,000	7.080	07/15/31	2,784,707
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,761,070
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2 Class A4
1,500,000	4.738	07/15/42	1,379,808
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
2,000,000	5.156	02/15/31	1,890,234

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date
				Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 Class A2
$2,700,000	4.740%	11/13/36		$2,544,198

				11,360,017

TOTAL CMBS				$23,312,937

CMOS – 1.8%
Interest Only – 0.0%
FNMA Series 2004-71, Class DI
737,220	0.000	04/25/34		50,474

PAC – 1.5%
FHLMC
4,472,853	6.500	10/01/34		4,517,511

Sequential Fixed Rate – 0.3%
FHLMC Series 2473, Class VM
698,915	6.000	10/15/07		698,706

TOTAL CMOS				$5,266,691

FHLB – 6.3%
10,129	7.500	01/01/07		10,167
150,619	7.000	08/01/10		153,144
300	7.000	09/01/11		306
18,911	7.000	11/01/11		19,294
41,056	7.000	12/01/11		41,887
160,951	7.500	06/01/15		167,625
364,784	7.000	07/01/16		374,129
1,939,031	5.500	02/01/18		1,908,495
274,679	5.500	09/01/18		270,353
2,080	7.500	10/01/18		2,088
32,058	9.500	08/01/19		34,402
267,290	5.000	02/01/20		257,218
1,277	9.500	08/01/20		1,374
439,366	6.500	10/01/20		442,984
34,678	9.500	02/01/21		37,084
3,399,884	5.000	06/01/23		3,216,432
48,853	6.500	01/01/24		49,331
328,328	6.500	12/01/27		333,603
175,171	6.000	03/01/29		173,313
2,250	6.000	04/01/29		2,228
366,000	6.500	12/01/31		369,565
4,091	6.000	08/01/32		4,047
547,893	7.000	12/01/32		561,581
3,770,650	5.500	11/01/33		3,640,973
4,630,512	5.500	01/01/34		4,471,264
2,322,823	5.000	03/01/34		2,177,620

				18,720,507

FHLMC – 8.1%
141,024	5.500	04/01/18		138,803
1,206,444	4.500	12/01/18		1,141,108
4,225,972	5.000	12/01/18		4,077,043
643,427	4.000	02/01/19		594,191
831,537	4.000	04/01/19		767,510
1,328,475	4.000	05/01/19		1,226,186
2,192,937	4.000	06/01/19		2,024,159
5,708,907	5.000	11/01/19		5,507,717
53,680	5.000	05/15/21		53,442
100,600	7.500	12/01/29		104,199
7,996	7.500	11/01/30		8,262
855,287	7.000	05/01/32		876,656
779,027	6.000	08/01/33		770,147
5,000,000	4.500	TBA-15yr	(c)	4,723,440
2,000,000	5.500	TBA-15yr	(c)	1,920,624

				23,933,487

FNMA – 6.8%
23,535	6.500	05/01/08		23,846
8,194	8.500	07/01/08		8,315
1,808	8.000	04/01/09		1,827
4,834	9.000	02/01/10		4,834
108,534	6.000	08/01/13		108,919
68,103	7.500	01/01/14		68,472
516,623	7.500	08/01/15		536,168
136,466	6.000	04/01/16		136,943
262,973	6.500	05/01/16		266,611
391,181	6.500	09/01/16		396,593
514,182	6.500	11/01/16		521,295
127,683	6.000	12/01/16		128,146
978,167	6.000	02/01/17		981,591
200,852	7.500	04/01/17		207,846
1,497,360	6.000	10/01/17		1,502,601
1,270,660	5.500	02/01/18		1,250,326
1,410,231	5.000	05/01/18		1,362,638
140,390	6.500	08/01/18		141,533
566,325	7.000	08/01/18		582,291
5,000,000	4.000	09/01/18		4,621,848
754	7.000	07/01/25		773
30,010	7.500	10/01/25		31,134
14,247	7.000	11/01/25		14,639
97,839	9.000	11/01/25		106,207
4,985	7.000	08/01/27		5,112
29,201	7.000	09/01/27		29,945
1,173	7.000	01/01/28		1,205
7,039	7.500	03/01/28		7,274
965,131	6.000	02/01/29		955,639
561,651	6.000	03/01/29		555,732
224,556	6.500	03/01/29		226,873
476,463	6.000	05/01/29		471,491
57,452	6.500	05/01/29		58,037
1,377,286	6.000	06/01/29		1,362,913
354,018	6.500	06/01/29		357,646
156,140	6.500	07/01/29		157,730
305,039	6.500	08/01/29		308,186
7,954	7.000	09/01/29		8,155
150,690	6.500	10/01/29		152,247
133,308	8.000	10/01/29		140,841
189,771	6.500	11/01/29		191,732
162,209	6.500	12/01/29		163,860

The accompanying notes are an integral part of these financial statements.

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

FNMA – (continued)
$64,495	7.000%	12/01/29	$66,202
20,518	7.500	12/01/29	21,272
9,446	7.500	04/01/30	9,760
6,267	8.500	04/01/30	6,730
69,743	7.500	05/01/30	72,092
13,574	8.000	05/01/30	14,316
747	8.500	06/01/30	792
13,463	7.500	08/01/30	13,910
42,324	7.500	09/01/30	43,731
326,129	6.500	04/01/31	329,190
63,372	7.000	05/01/32	64,955
458,724	7.000	06/01/32	470,022
570,096	7.000	08/01/32	584,137
183,707	8.000	08/01/32	193,930

			20,051,053

GNMA – 1.1%
1,136	6.500	09/15/08	1,142
105,015	7.000	03/15/12	107,016
69,227	7.000	06/15/23	71,398
23,151	7.000	10/15/25	23,901
45,278	7.000	11/15/25	46,745
4,816	7.000	02/15/26	4,973
22,927	7.000	04/15/26	23,650
9,933	7.000	03/15/27	10,261
1,440	7.000	06/15/27	1,483
26,579	7.000	10/15/27	27,384
219,793	7.000	11/15/27	226,787
12,940	7.000	01/15/28	13,331
86,486	7.000	02/15/28	89,102
47,815	7.000	03/15/28	49,331
14,942	7.000	04/15/28	15,416
2,051	7.000	05/15/28	2,114
38,745	7.000	06/15/28	39,916
66,983	7.000	07/15/28	69,013
179,305	7.000	08/15/28	184,725
67,880	7.000	09/15/28	70,017
15,254	7.000	11/15/28	15,715
6,380	7.500	11/15/30	6,621
4,430	7.000	10/15/31	4,563
1,513	7.000	12/15/31	1,561
131,018	7.500	10/15/32	136,929
2,036,502	6.000	08/20/34	2,018,695

			3,261,789

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $132,500,937)			$129,414,327

Agency Debentures – 27.8%

FHLB
$16,000,000	4.000%	03/10/08	$15,620,432
10,000,000	4.570	10/17/08	9,811,840
10,000,000	5.823	05/06/09	10,100,580
1,800,000	4.000	12/30/11	1,671,079
6,990,000	4.875	12/14/12	6,753,633
5,000,000	4.750	11/14/14	4,747,350
FHLMC
3,305,000	4.250	02/28/07	3,277,175
3,800,000	4.500	08/22/07	3,756,826
FNMA
7,500,000	3.000	03/02/07	7,376,220
10,000,000	3.860	02/22/08	9,747,540
5,000,000	4.500	06/01/10	4,818,395
Tennessee Valley Authority
2,960,000 †	4.875 (e)	12/15/06	2,912,959
2,000,000	5.375	04/01/56	1,889,920

TOTAL AGENCY DEBENTURES
(Cost $83,914,837)			$82,483,949

Asset-Backed Securities – 0.0%

Home Equity – 0.0%
Green Tree Home Improvement Loan Trust Series 1996-D Class HEM2
$72,744	8.300%	09/15/27	$72,811

Manufactured Housing – 0.0%
Conseco Finance Securitizations Corp. Series 2000-6 Class A4
2,566	6.770	09/01/32	2,566

TOTAL ASSET-BACKED SECURITIES
(Cost $75,542)			$75,377

U.S. Treasury Obligations – 11.7%

United States Treasury Bonds
$4,100,000	4.875%	05/15/09	$4,072,133
6,000,000	4.500	02/28/11	5,850,468
United States Treasury Inflation Protected Securities
1,199,231	2.000	01/15/14	1,157,539
1,139,215	1.875	07/15/15	1,080,477
1,522,410	2.000	01/15/16	1,453,842
United States Treasury Principal-Only Stripped Securities(f)
23,600,000	0.000	11/15/21	10,429,548
8,000,000	0.000	11/15/24	3,025,280
9,400,000	0.000	02/15/25	3,508,550
1,300,000	0.000	08/15/25	473,815
10,000,000	0.000	11/15/26	3,425,520

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,386,837)			$34,477,172

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 98.8%
(Cost $300,225,666)			$292,723,830

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) – 4.3%

Joint Repurchase Agreement Account II
$12,800,000	5.276%	07/03/06	$12,800,000
Maturity Value: $12,805,628
(Cost $12,800,000)

TOTAL INVESTMENTS – 103.1%
(Cost $313,025,666)			$305,523,830

LIABILITIES IN EXCESS OF
OTHER ASSETS – (3.1)%			(9,056,676)

NET ASSETS – 100.0%			$296,467,154

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,181,857, which represents approximately 2.8% of net assets as of June 30, 2006.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $6,644,064 which represents approximately 2.2% of net assets as of June 30, 2006.

(d)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(e)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment information appears on page 39.

Investment Abbreviations:
CMBS	—	Commercial Mortgage Backed Securities
CMO	—	Collateralized Mortgage Obligations
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2006, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	24	September 2006	$5,665,200	$(10,882)
U.S. Treasury Bonds	(236)	September 2006	(25,170,875)	194,277
2 Year U.S. Treasury Notes	138	September 2006	27,983,813	(91,791)
5 Year U.S. Treasury Notes	152	September 2006	15,717,750	(71,233)
10 Year U.S. Treasury Notes	195	September 2006	20,447,578	(94,449)

			$44,643,466	$(74,078)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FOREIGN CURRENCY CONTRACTS — At June 30, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	09/20/2006	$724,818	$729,884	$5,066	$—
Australian Dollar	09/20/2006	1,182,000	1,175,006	—	6,994
Canadian Dollar	09/20/2006	627,604	631,197	3,593	—
Euro	09/20/2006	3,062,000	3,102,594	40,594	—
Great Britain Pound	09/20/2006	935,000	944,092	9,092	—
Great Britain Pound	09/20/2006	234,000	233,428	—	572
Japanese Yen	09/20/2006	700,000	701,941	1,941	—
New Zealand Dollar	09/20/2006	469,000	459,631	—	9,369
Norwegian Krone	09/20/2006	4,905,070	4,869,257	—	35,813
Swedish Krona	09/20/2006	1,666,863	1,687,851	20,988	—
Swiss Franc	09/20/2006	4,529,116	4,568,407	39,291	—

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$19,035,471	$19,103,288	$120,565	$52,748

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	09/20/2006	$941,000	$947,271	$—	$6,271
Canadian Dollar	09/20/2006	2,354,000	2,341,225	12,775	—
Euro	09/20/2006	7,757,908	7,881,647	—	123,739
Great Britain Pound	09/20/2006	3,443,055	3,454,446	—	11,391
Japanese Yen	09/20/2006	946,000	943,675	2,325	—
Japanese Yen	09/20/2006	2,459,191	2,482,769	—	23,578
New Zealand Dollar	09/20/2006	4,516,728	4,420,230	96,498	—
Norwegian Krone	09/20/2006	942,000	939,243	2,757	—
Norwegian Krone	09/20/2006	232,000	235,382	—	3,382
Swedish Krona	09/20/2006	704,000	717,875	—	13,875
Swiss Franc	09/20/2006	463,000	471,968	—	8,968

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$24,758,882	$24,835,731	$114,355	$191,204

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 64.6%

Adjustable Rate FHLMC(a) – 2.0%
$948,708	4.847%	09/01/35	$927,513
964,351	4.730	10/01/35	928,739

			1,856,252

Adjustable Rate FNMA(a) – 4.9%
1,000,002	4.438	05/01/33	986,983
930,540	3.851	10/01/33	912,805
1,657,568	4.592	05/01/35	1,636,713
952,366	4.925	12/01/35	930,227

			4,466,728

Adjustable Rate Non-Agency – 8.6%
Bear Stearns Commercial Mortgage Securities
500,000	5.712	09/11/38	496,303
Citigroup Commercial Mortgage Trust(a)
500,000	5.721	03/15/49	495,727
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)
1,000,000	5.400	07/15/44	958,650
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4(a)
1,000,000	5.769	06/10/46	995,241
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A(a)
964,029	5.647	11/20/35	967,237
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A(a)
972,879	5.543	04/25/46	973,661
Luminent Mortgage Trust Series 2006-2, Class A1A(a)
981,505	5.523	02/25/46	982,368
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C(a)
1,000,000	5.179	12/25/35	970,193
Washington Mutual, Inc. Series 2005-AR10, Class 1A3(a)
1,000,000	4.839	09/25/35	960,380

			7,799,760

FHLMC – 19.1%
3,656	7.500	02/01/07	3,671
2,056,992	4.500	12/01/18	1,945,594
257,371	4.000	02/01/19	237,676
332,614	4.000	04/01/19	307,004
531,411	4.000	05/01/19	490,494
877,171	4.000	06/01/19	809,661
1,735,560	4.500	06/01/19	1,641,569
3,083	8.000	06/01/19	3,097
16,382	10.000	03/01/21	17,694
33,889	6.500	06/01/23	34,519
1,509,253	6.500	10/01/34	1,524,322
9,000,000	4.500	TBA-15yr (b)	8,502,192
1,000,000	5.000	TBA-15yr (b)	962,188
1,000,000	5.500	TBA-15yr (b)	960,312

			17,439,993

FNMA – 10.3%
11,853	7.500	03/01/07	$11,918
1,085	8.000	04/01/09	1,096
103,188	5.000	11/01/17	99,608
445,273	5.000	12/01/17	429,821
394,084	5.000	01/01/18	380,411
1,123,904	5.000	02/01/18	1,084,907
327,588	5.000	03/01/18	316,213
515,379	5.000	04/01/18	497,472
193,769	5.000	05/01/18	187,038
1,025,824	5.000	06/01/18	990,183
31,368	5.000	07/01/18	30,278
2,000,000	4.000	09/01/18	1,848,739
643,307	5.000	11/01/18	620,956
918,328	5.000	12/01/18	886,422
1,058,692	5.000	04/01/19	1,021,908
985,367	5.000	06/01/19	951,131
29,489	8.000	09/01/21	31,063

			9,389,164

GNMA – 0.0%
4,423	6.500	06/15/09	4,460
20,799	7.000	06/15/12	21,387

			25,847

CMOs – 19.6%
Interest Only(a)(c)(d) – 0.1%
FNMA Series 2004-47, Class EI
465,845	0.000	06/25/34	28,678
FNMA Series 2004-62, Class DI
195,617	0.000	07/25/33	12,471

			41,149

PAC – 18.7%
FNMA Series 2003-32, Class PD
7,000,000	4.000	07/25/22	6,878,746
FNMA Series 2003-70, Class BS
5,812,335	4.000	04/25/22	5,705,202
FNMA Series 2719, Class GC
4,580,000	5.000	06/15/26	4,457,580

			17,041,528

Principal Only(d)(f)(e) – 0.9%
FHLMC Series 235, Class PO
586,908	0.000	02/01/36	398,729
FNMA Series 363, Class 1
571,708	0.000	11/01/35	388,992

			787,721

TOTAL CMOs			$17,870,398

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $59,891,683)			$58,848,142

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures – 25.4%

FHLB
$7,000,000	3.500%	04/06/09	$6,639,115
4,500,000	4.000	12/19/11	4,145,630
9,500,000	4.000	12/30/11	8,819,582
FNMA
3,000,000	3.860	02/22/08	2,924,262
Tennessee Valley Authority
700,000	5.375	04/01/56	661,472

TOTAL AGENCY DEBENTURES
(Cost $23,917,617)			$23,190,061

U.S. Treasury Obligations – 9.2%

United States Treasury Bonds
$3,900,000	4.500%	02/15/09	$3,838,302
United States Treasury Inflation Protected Securities
436,084	2.000	01/15/14	420,923
414,260	1.875	07/15/15	392,901
304,482	2.000	01/15/16	290,768
United States Treasury Principal-Only Stripped Securities(f)
3,600,000	0.000	11/15/21	1,590,948
2,000,000	0.000	11/15/22	837,496
900,000	0.000	08/15/25	328,026
1,900,000	0.000	11/15/26	650,849

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,524,473)			$8,350,213

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 99.2%
(Cost $92,333,773)			$90,388,416

Repurchase Agreement(g) – 13.7%

Joint Repurchase Agreement Account II
$12,500,000	5.276%	07/03/06	$12,500,000
Maturity Value: $12,505,496
(Cost $12,500,000)

TOTAL INVESTMENTS – 112.9%
(Cost $104,833,773)			$102,888,416

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.9)%			(11,762,033)

NET ASSETS – 100.0%			$91,126,383

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.

(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $10,424,692 which represents approximately 11.4% of net assets as of June 30, 2006.

(c)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(d)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2006, these securities amounted to $828,870 or approximately 1.0% of net assets.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Principal only securities represent the right to receive monthly payments of principal on an underlying pool of mortgages.

(g)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment information appears on page 39.

Investment Abbreviations:
CMO	—	Collateralized Mortgage Obligations
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	10	September 2006	$2,360,500	$(4,534)
U.S. Treasury Bonds	13	September 2006	1,386,531	(3,460)
2 Year U.S. Treasury Notes	85	September 2006	17,236,406	(61,869)
5 Year U.S. Treasury Notes	(81)	September 2006	(8,375,906)	49,453
10 Year U.S. Treasury Notes	64	September 2006	6,711,000	(49,792)

			$19,318,531	$(70,202)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Note – 1.4%

National City Bank
$3,000,000	4.79%	01/16/2007	$3,000,000

Certificate of Deposit – 4.7%

Citibank, N.A.
$10,000,000	5.20%	08/31/2006	$10,000,000

Commercial Paper and Corporate Obligations – 36.1%

Bear Stearns Cos., Inc
$5,000,000	5.32%	07/03/2006	$4,998,522
CRC Funding LLC
5,000,000	5.05	07/25/2006	4,983,167
Danske Corp.
4,625,000	5.35	08/24/2006	4,587,885
FCAR Owner Trust Series II
5,000,000	5.15	07/12/2006	4,992,132
Fountain Square Commercial Funding Corp.
5,000,000	5.29	08/18/2006	4,964,733
Galleon Capital LLC
5,000,000	5.20	08/09/2006	4,971,833
General Electric Capital Corp.
5,000,000	5.19	09/06/2006	4,951,704
Grampian Funding LLC
5,494,000	5.13	08/29/2006	5,447,809
Kitty Hawk Funding Corp.
7,000,000	5.20	07/17/2006	6,983,822
KLIO Funding Corp.
5,000,000	5.27	07/20/2006	4,986,106
Nordeutsche Landesbank Luxembourg
7,700,000	4.96	07/10/2006	7,690,452
Park Granada LLC
5,000,000	5.06	07/13/2006	4,991,567
Svenska Handlesbanken, Inc.
7,000,000	5.36	08/22/2006	6,945,805
Ticonderoga Funding LLC
5,000,000	5.15	07/12/2006	4,992,132

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$76,487,669

Extendables(a) – 9.4%

IBM Corp.(c)
$10,000,000	5.14%	07/09/2007	$10,000,000
Merrill Lynch & Co., Inc.
2,000,000	5.18	07/16/2007	2,000,000
Nordea Bank AB(c)
4,000,000	5.15	07/12/2007	4,000,000
Wells Fargo & Co
4,000,000	5.09	07/03/2007	4,000,000

TOTAL EXTENDABLES			$20,000,000

U.S. Government Agency Obligation – 2.4%

FNMA
5,000,000	4.00	08/08/2006	5,000,000

Variable Rate Obligations(a) – 10.8%

Caterpillar Financial Services Corp.
$7,864,000	5.14%	07/10/2006	$7,864,000
Credit Suisse First Boston, Inc.
5,000,000	5.14	05/18/2007	5,000,000
Lehman Brothers Holdings, Inc.
5,000,000	5.20	06/26/2007	5,000,000
National City Bank of Indiana
5,000,000	4.98	04/04/2007	4,999,976

TOTAL VARIABLE RATE OBLIGATIONS			$22,863,976

Yankee Certificates of Deposit – 6.6%

DePfa Bank Europe PLC
$10,000,000	5.34%	08/08/2006	$10,000,000
Deutsche Bank AG
2,000,000	4.80	01/29/2007	2,000,000
Deutsche Bank AG
2,000,000	5.09	02/28/2007	2,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$14,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 71.4%			$151,351,645

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreements(b) – 28.7%

Joint Repurchase Agreement Account II
$60,800,000	5.28%	07/03/2006	$60,800,000
Maturity Value: $60,826,732
(Cost $60,800,000)

TOTAL INVESTMENTS – 100.1%			$212,151,645

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(120,221)

NET ASSETS – 100.0%			$212,031,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either Federal Funds, U.S. Treasury Bill, or LIBOR.

(b)	Joint repurchase agreement was entered into on June 30, 2006. Additional Investment information appears on page 39.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,000,000, which represents approximately 6.6% of net assets as of June 30, 2006.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Investment Abbreviation:
FNMA—Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Growth Opportunities	$400,000

Equity Index	2,800,000

Core Fixed Income	12,800,000

Government Income	12,500,000

Money Market	60,800,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,860,000,000	5.30%	07/03/2006	$2,861,263,167

Barclays Capital PLC	1,500,000,000	5.32	07/03/2006	1,500,665,000

Bear Stearns	500,000,000	5.31	07/03/2006	500,221,250

Deutsche Bank Securities, Inc.	1,000,000,000	5.20	07/03/2006	1,000,433,333

Greenwich Capital Markets	300,000,000	5.32	07/03/2006	300,133,000

J.P. Morgan Securities, Inc.	400,000,000	5.28	07/03/2006	400,176,000

Merrill Lynch	500,000,000	5.25	07/03/2006	500,218,750

Morgan Stanley & Co.	3,000,000,000	5.25	07/03/2006	3,001,312,500

UBS Securities LLC	1,050,000,000	5.25	07/03/2006	1,050,459,375

UBS Securities LLC	475,000,000	5.30	07/03/2006	475,209,792

UBS Securities LLC	400,000,000	5.34	07/03/2006	400,178,000

Wachovia Capital Markets	250,000,000	5.26	07/03/2006	250,109,583

TOTAL	$12,235,000,000			$12,240,379,750

At June 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 11.00%, due 07/07/2006 to 04/20/2016; Federal Home Loan Mortgage Association, 3.00% to 8.50%, due 02/01/2007 to 07/01/2036; Federal National Mortgage Association, 0.00% to 10.50%, due 02/01/2007 to 07/01/2036; and U.S. Treasury Bonds, 5.00% to 7.14%, due 11/13/2008 to 10/20/2018. The aggregate market value of the collateral, including accrued interest, was $12,492,409,737.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2006 (Unaudited)

Growth
Opportunities
Fund

Assets:

Investment in securities, at value (identified cost $236,077,381, $345,336,043, $313,025,666, $92,333,773 and $151,351,645, respectively — including $10,693,260, $845,616, $0, $0, and $0 of securities on loan respectively	$228,891,867
Repurchase Agreement at value (cost $0, $0, $0, $12,500,000 and $60,800,000 respectively)	—
Securities lending collateral, at value (cost $10,962,000, $868,350, $0, $0, and $0, respectively)	10,962,000
Cash(a)	3,366
Foreign currencies, at value (identified cost $1,015, $0, $0, $0, $0, respectively)	1,006
Receivables:
Investment securities sold	—
Dividends and interest, at value	64,888
Variation margin	—
Forward foreign currency exchange contracts, at value	—
Reimbursement from adviser	14,884
Securities lending income	1,470

Total assets	239,939,481

Liabilities:

Payables:
Investment securities purchased	—
Payable upon return of securities loaned	10,962,000
Fund shares repurchased	153,394
Amounts owed to affiliates	214,268
Variation margin	—
Forward foreign currency exchange contracts, at value	—
Accrued expenses	49,725

Total liabilities	11,379,387

Net Assets:

Paid-in capital	145,452,947
Accumulated undistributed net investment income (loss)	(755,544)
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	91,048,214
Net unrealized gain (loss) on investments, futures and transactions of assets and liabilities denominated in foreign currencies	(7,185,523)

NET ASSETS	$228,560,094

Total shares of beneficial interest outstanding, $0.001 par value (unlimited number of shares authorized)	23,961,491
Net asset value, offering and redemption price per share:	$9.54

(a)	Includes restricted cash of $44,968, and $63,930, relating to initial margin requirements and collateral on futures transactions for the Core Fixed Income and Government Income Funds, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Equity	Core Fixed	Government	Money
Index Fund	Income Fund	Income Fund	Market Fund

$429,299,526	$305,523,830	$90,388,416	$151,351,645
—	—	12,500,000	60,800,000
868,350	—	—	—
167,586	226,858	211,971	5,975
—	—	—	—
1,307,048	9,415,586	10,484,375	—
491,278	2,225,345	384,510	559,462
—	191,887	160,293	—
—	234,920	—	—
5,301	26,415	20,276	13,958
723	—	—	—

432,139,812	317,844,841	114,149,841	212,731,040

—	20,668,865	22,771,014	—
868,350	—	—	—
528,487	219,193	116,692	544,651
120,515	133,137	51,515	90,291
13,280	—	—	—
—	243,952	—	—
96,957	112,540	84,237	64,674

1,627,589	21,377,687	23,023,458	699,616

488,065,206	314,130,024	97,276,970	212,033,292
3,538,745	101,990	45,450	—
(145,190,237)	(10,179,914)	(4,180,478)	(1,868)
84,098,509	(7,584,946)	(2,015,559)	—

$430,512,223	$296,467,154	$91,126,383	$212,031,424

43,258,380	30,580,475	9,343,031	212,031,424
$9.95	$9.69	$9.75	$1.00

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

Growth
Opportunities
Fund

Investment income:

Dividends(a)	$646,846
Interest (including securities lending income of $5,991, $7,422, $0, $0 and $0, respectively)	65,640

Total income	712,486

Expenses:

Management fees	1,277,003
Distribution and Service fees	315,673
Custody and accounting fees	45,549
Transfer agent fees	48,554
Professional fees	25,158
Printing fees	12,323
Trustee fees	7,347
Other	7,110

Total expenses	1,738,717

Less — expense reductions	(270,687)

Net expenses	1,468,030

NET INVESTMENT INCOME (LOSS)	(755,544)

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	86,622,265
Futures transactions	—
Foreign currency related transactions	31,561
Net change in unrealized gain (loss) on:
Investments	(88,282,487)
Futures	—
Translation of assets and liabilities denominated in foreign currencies	(9)

Net realized and unrealized gain (loss) on investment, futures and foreign currency related transactions	(1,628,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,384,214)

(a)	For the Growth Opportunities Fund, foreign taxes withheld on dividends were $91.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Equity	Core Fixed	Government	Money
Index Fund	Income Fund	Income Fund	Market Fund

$4,350,257	$—	$—	$—
114,631	7,880,937	2,242,253	5,167,049

4,464,888	7,880,937	2,242,253	5,167,049

688,956	632,544	262,181	380,820
574,130	388,660	120,177	269,881
131,586	113,899	69,478	34,254
88,308	59,781	18,485	41,511
25,773	25,408	24,807	24,878
12,323	12,323	12,323	12,323
7,347	7,347	7,347	7,347
7,110	7,110	7,110	7,110

1,535,533	1,247,072	521,908	778,124

(571,984)	(382,718)	(187,168)	(238,972)

963,549	864,354	334,740	539,152

3,501,339	7,016,583	1,907,513	4,627,897

13,675,692	(5,259,930)	(1,624,539)	—
(306,620)	(119,246)	(82,502)	—
—	(269,882)	—	—
(4,399,159)	(4,421,826)	(452,998)	—
135,026	(74,078)	(70,202)	—
—	(9,032)	—	—

9,104,939	(10,153,994)	(2,230,241)	—

$12,606,278	$(3,137,411)	$(322,728)	$4,627,897

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Growth Opportunities Fund

	For the
	Six Months Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

From operations:

Net investment income (loss)	$(755,544)	$(1,385,951)
Net realized gain (loss) from investment, futures and foreign currency related transactions	86,653,826	40,227,353
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currency	(88,282,496)	(2,140,031)

Net increase (decrease) in net assets resulting from operations	(2,384,214)	36,701,371

Distributions to shareholders:

From net investment income	—	—
From net realized gain	—	(66,125,528)
Tax return of capital	—	—

Total distributions to shareholders	—	(66,125,528)

From share transactions:

Proceeds from sales of shares	101,279	1,523,762
Reinvestment of dividends and distributions	—	66,125,528
Cost of shares repurchased	(42,980,000)	(63,757,175)

Net increase (decrease) in net assets resulting from share transactions	(42,878,721)	3,892,115

TOTAL DECREASE	(45,262,935)	(25,532,042)

Net assets:

Beginning of period	273,823,029	299,355,071

End of period	$228,560,094	$273,823,029

Accumulated undistributed net investment income (loss)	$(755,544)	$—

Summary of share transactions:

Shares sold	10,000	668,774
Impact of conversion of shares due to merger	(105,942,206)	—
Shares issued on reinvestment of dividends and distributions	—	31,789,823
Shares repurchased	(4,912,110)	—

NET INCREASE (DECREASE)	(110,844,316)	32,458,597

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Equity Index Fund		Core Fixed Income Fund		Government Income Fund		Money Market Fund

For the		For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2006	Year Ended	June 30, 2006	Year Ended	June 30, 2006	Year Ended	June 30, 2006	Year Ended
(Unaudited)	December 31, 2005	(Unaudited)	December 31, 2005	(Unaudited)	December 31, 2005	(Unaudited)	December 31, 2005

$3,501,339	$7,153,922	$7,016,583	$14,804,890	$1,907,513	$3,645,011	$4,627,897	$6,625,258
13,369,072	604,471	(5,649,058)	(42,163)	(1,707,041)	(291,847)	—	(1,868)
(4,264,133)	13,306,879	(4,504,936)	(8,164,069)	(523,200)	(1,607,735)	—	—

12,606,278	21,065,272	(3,137,411)	6,598,658	(322,728)	1,745,429	4,627,897	6,623,390

—	(7,221,232)	(6,429,234)	(17,062,085)	(1,885,903)	(3,996,071)	(4,627,897)	(6,646,008)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(56,233)

—	(7,221,232)	(6,429,234)	(17,062,085)	(1,885,903)	(3,996,071)	(4,627,897)	(6,702,241)

26,957	15,944,208	4,229,548	13,661,274	3,677,954	3,171,313	65,594,857	109,105,489
—	7,221,232	6,429,234	17,062,085	1,885,903	3,996,071	4,427,150	6,702,241
(71,708,105)	(142,459,001)	(37,485,959)	(89,617,770)	(14,997,553)	(31,008,367)	(80,206,318)	(158,191,711)

(71,681,148)	(119,293,561)	(26,827,177)	(58,894,411)	(9,433,696)	(23,840,983)	(10,184,311)	(42,383,981)

(59,074,870)	(105,449,521)	(36,393,822)	(69,357,838)	(11,642,327)	(26,091,625)	(10,184,311)	(42,462,832)

489,587,093	595,036,614	332,860,976	402,218,814	102,768,710	128,860,335	222,215,735	264,678,567

$430,512,223	$489,587,093	$296,467,154	$332,860,976	$91,126,383	$102,768,710	$212,031,424	$222,215,735

$3,538,745	$37,406	$101,990	$(485,359)	$45,450	$23,840	$—	$—

2,653	6,111,008	423,738	12,685,160	371,977	2,946,864	65,594,857	109,105,487
(127,249,407)	—	(281,251,666)	—	(85,825,236)	—	—	—
—	2,707,229	660,251	15,973,918	192,723	3,735,449	4,427,150	6,702,241
(8,061,972)	(53,625,297)	(4,517,602)	(83,108,605)	(2,216,563)	(28,811,809)	(80,206,318)	(158,191,711)

(135,308,726)	(44,807,060)	(284,685,279)	(54,449,527)	(87,477,099)	(22,129,496)	(10,184,311)	(42,383,983)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

														Ratios
														assuming
		Income (loss) from			Distributions to									no expense
		investment operations			shareholders									reductions

			Net									Ratio of		Ratio of
	Net asset		realized		From		Net asset		Net assets	Ratio of		net investment		total
	value,	Net	and	Total from	net		value,		at end	net expenses		loss		expenses		Portfolio
	beginning	investment	unrealized	investment	realized	Total	end of	Total	of period	to average		to average		to average		turnover
	of period	loss(a)	gain (loss)	operations	gains	distributions	period	return(b)	(in 000s)	net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)(c)

2006	$9.69	$(0.03)	$(0.12)	$(0.15)	$—	$—	$9.54	(1.50)%	$228,560	1.16	% (d)(f)	(0.60	)% (d)(e)	1.37	% (d)(f)	117%
For the Years ended December 31,(c)

2005	10.90	(0.05)	1.54	1.49	(2.70)	(2.70)	9.69	14.68	273,823	1.15		(0.50)		1.15		27
2004	10.13	(0.07)	1.78	1.71	(0.94)	(0.94)	10.90	18.62	299,355	1.14		(0.70)		1.15		38
2003	7.25	(0.07)	2.95	2.88	—	—	10.13	39.71	296,204	1.11		(0.70)		1.13		46
2002	9.25	(0.07)	(1.93)	(2.00)	—	—	7.25	(21.60)	287,593	1.05		(0.70)		1.06		41
2001	10.12	(0.05)	(0.09)	(0.14)	(0.73)	(0.73)	9.25	(1.14)	435,864	0.93		(0.51)		0.94		44

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. The Goldman Sachs Growth Opportunities Fund first began operations as the Allmerica Select Capital Appreciation Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance prior to January 9, 2006 is that of the Predecessor AIT Fund. Total return information of the Predecessor AIT Fund is provided in the above table because the Predecessor AIT Fund is considered the accounting survivor of the reorganization. As part of the reorganization, the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund.
(c)	The Goldman Sachs Growth Opportunities Fund (“the Fund”) first began operations as the Allmerica Select Capital Appreciation Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust and is the accounting survivor. The financial highlights for the Growth Opportunities Fund as set forth here to include the historical financial highlights of the Allmerica Select Capital Appreciation Fund. In connection with such acquisition, the Goldman Sachs Growth Opportunities Fund issued service classes to the former shareholders of the Allmerica Select Capital Appreciation Fund at $10.00 per share. Historical per-share amounts prior to the Fund reorganization have been adjusted to reflect the conversion ratio utilized for the reorganization.
(d)	Annualized.
(e)	Ratio of Net Investment Income assuming no expense reductions is (0.81)%.

(f)	Expense ratio includes the affect of operating expenses of the Predecessor Fund prior to Reorganization.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

															Ratios
															assuming
															no
		Income (loss) from													expense
		investment operations			Distributions to shareholders										reductions

			Net										Ratio of		Ratio of
	Net asset		realized			From		Net asset		Net assets,	Ratio of		net investment		total
	value,	Net	and	Total from	From net	net		value,		end	net expenses		income		expenses		Portfolio
	beginning	investment	unrealized	investment	investment	realized	Total	end of	Total	of period	to average		to average		to average		turnover
	of period	income(a)	gain (loss)	operations	income	gains	distributions	period	return(b)	(in 000s)	net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)(c)

2006	$9.71	$0.08	$0.16	$0.24	$—	$—	$—	$9.95	2.48%	$430,512	0.42	% (d)(f)	1.52	% (d)(e)	0.67	% (d)(f)	2%
For the Years ended December 31,(c)

2005	9.43	0.13	0.28	0.41	(0.13)	—	(0.13)	9.71	4.38	489,587	0.52		1.35		0.52		7
2004	8.69	0.14	0.74	0.88	(0.14)	—	(0.14)	9.43	10.32	595,037	0.50		1.53		0.52		4
2003	6.88	0.10	1.81	1.91	(0.10)	—	(0.10)	8.69	27.83	666,455	0.45		1.37		0.50		23
2002	9.62	0.10	(2.19)	(2.09)	(0.10)	(0.55)	(0.65)	6.88	(22.22)	342,683	0.45		1.16		0.47		10
2001	11.68	0.11	(1.49)	(1.38)	(0.10)	(0.58)	(0.68)	9.62	(12.02)	517,315	0.32		1.02		0.34		21

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. The Goldman Sachs Equity Index Fund first began operations as the Allmerica Equity Index Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance prior to January 9, 2006 is that of the Predecessor AIT Fund. Total return information of the Predecessor AIT Fund is provided in the above table because the Predecessor AIT Fund is considered the accounting survivor of the reorganization. As part of the reorganization, the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund.
(c)	The Goldman Sachs Equity Index Fund (“the Fund”) first began operations as the Allmerica Equity Index Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust and is the accounting survivor. The financial highlights for the Equity Index Fund as set forth here to include the historical financial highlights of the Allmerica Equity Index Fund. In connection with such acquisition, the Goldman Sachs Equity Index Fund issued service classes to the former shareholders of the Allmerica Equity Index Fund at $10.00 per share. Historical per-share amounts prior to the Fund reorganization have been adjusted to reflect the conversion ratio utilized for the reorganization.
(d)	Annualized.
(e)	Ratio of Net Investment Income assuming no expense reductions is 1.27%.

(f)	Expense ratio includes the affect of operating expenses of the Predecessor Fund prior to Reorganization.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

															Ratios
															assuming
		Income (loss) from													no expense
		investment operations			Distributions to shareholders										reductions

			Net										Ratio of		Ratio of
	Net asset		realized			From		Net asset		Net assets,	Ratio of		net investment		total
	value,	Net	and	Total from	From net	net		value,		end of	net expenses		income		expenses		Portfolio
	beginning	investment	unrealized	investment	investment	realized	Total	end of	Total	period	to average		to average		to average		turnover
	of period	income(a)	gain (loss)	operations	income	gains	distributions	period	return(b)	(in 000s)	net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)(c)

2006	$9.98	$0.22	$(0.30)	$(0.08)	$(0.21)	$—	$(0.21)	$9.69	(0.84)%	$296,467	0.55	% (d)(f)	4.50	%(d)(e)	0.80	% (d)(f)	115%
For the Years ended December 31,(c)

2005	10.29	0.42	(0.24)	0.18	(0.49)	—	(0.49)	9.98	1.84	332,861	0.64		4.05		0.64		110
2004	10.58	0.41	—	0.41	(0.56)	(0.14)	(0.70)	10.29	3.98	402,219	0.64		3.78		0.64		113
2003	10.72	0.38	(0.03)	0.35	(0.49)	—	(0.49)	10.58	3.31	530,199	0.63		3.42		0.63		192
2002	10.46	0.51	0.32	0.83	(0.57)	—	(0.57)	10.72	8.14	620,074	0.58		4.85		0.58		130
2001	10.27	0.61	0.19	0.80	(0.61)	—	(0.61)	10.46	7.94	571,582	0.47		5.79		0.47		114

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. The Goldman Sachs Core Fixed Income Fund first began operations as the Allmerica Select Investment Grade Income Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance prior to January 9, 2006 is that of the Predecessor AIT Fund. Total return information of the Predecessor AIT Fund is provided in the above table because the Predecessor AIT Fund is considered the accounting survivor of the reorganization. As part of the reorganization, the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund.
(c)	The Goldman Sachs Core Fixed Income Fund (“the Fund”) first began operations as the Allmerica Select Investment Grade Income Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust and is the accounting survivor. The financial highlights for the Core Fixed Income Fund as set forth here to include the historical financial highlights of the Allmerica Select Investment Grade Income Fund. In connection with such acquisition, the Goldman Sachs Core Fixed Income Fund issued service classes to the former shareholders of the Allmerica Select Investment Grade Income Fund at $10.00 per share. Historical per-share amounts prior to the Fund reorganization have been adjusted to reflect the conversion ratio utilized for the reorganization.
(d)	Annualized.
(e)	Ratio of Net Investment Income assuming no expense reductions is 4.25%.

(f)	Expense ratio includes the affect of operating expenses of the Predecessor Fund prior to Reorganization.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

														Ratios
														assuming
														no
		Income (loss) from			Distributions to									expense
		investment operations			shareholders									reductions

			Net									Ratio of		Ratio of
	Net asset	Net	realized				Net asset		Net assets,	Ratio of		net investment		total
	value,	investment	and	Total from	From net		value,		end of	net expenses		income (loss)		expenses		Portfolio
	beginning	income	unrealized	investment	investment	Total	end of	Total	period	to average		to average		to average		turnover
	of period	(loss)(a)	gain (loss)	operations	income	distributions	period	return(b)	(in 000s)	net assets		net assets		net assets		rate

For the Six Months ended June 30, (Unaudited)(c)

2006	$9.98	$0.20	$(0.23)	$(0.03)	$(0.20)	$(0.20)	$9.75	(0.32)%	$91,126	0.69	% (d)(f)	3.96	%(d)(e)	1.08	% (d)(f)	153%
For the Years ended December 31,(c)

2005	10.19	0.32	(0.16)	0.16	(0.37)	(0.37)	9.98	1.55	102,769	0.74		3.18		0.74		44
2004	10.39	0.28	(0.07)	0.21	(0.41)	(0.41)	10.19	2.12	128,860	0.73		3.02		0.73		77
2003	10.63	0.28	(0.10)	0.18	(0.42)	(0.42)	10.39	1.67	20,018	0.71		2.82		0.71		55
2002	10.13	0.39	0.54	0.93	(0.42)	(0.42)	10.63	9.28	291,995	0.68		3.48		0.68		79
2001	9.89	0.46	0.28	0.74	(0.50)	(0.50)	10.13	7.63	116,514	0.58		4.52		0.58		190

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. The Goldman Sachs Government Income Fund first began operations as the Allmerica Government Bond Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance prior to January 9, 2006 is that of the Predecessor AIT Fund. Total return information of the Predecessor AIT Fund is provided in the above table because the Predecessor AIT Fund is considered the accounting survivor of the reorganization. As part of the reorganization, the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment objectives and policies which were not identical to the Predecessor AIT Fund.
(c)	The Goldman Sachs Government Income Fund (“the Fund”) first began operations as the Allmerica Government Bond Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust and is the accounting survivor. The financial highlights for the Government Income Fund as set forth here to include the historical financial highlights of the Allmerica Government Bond Fund. In connection with such acquisition, the Goldman Sachs Government Income Fund issued service classes to the former shareholders of the Allmerica Government Bond Fund at $10.00 per share. Historical per-share amounts prior to the Fund reorganization have been adjusted to reflect the conversion ratio utilized for the reorganization.
(d)	Annualized.
(e)	Ratio of Net Investment Income assuming no expense reductions is 3.57%.

(f)	Expense ratio includes the affect of operating expenses of the Predecessor Fund prior to Reorganization.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

													Ratios
													assuming
													no
		Income (loss) from		Distributions to									expense
		investment operations		shareholders									reductions

											Ratio of		Ratio of
	Net asset					Net asset		Net assets,	Ratio of		net investment		total
	value,	Net	Total from	From net		value,		end of	net expenses		income		expenses
	beginning	investment	investment	investment	Total	end of	Total	period	to average		to average		to average
	of period	income(a)	operations	income	distributions	period	return(b)	(in 000s)	net assets		net assets		net assets

For the Six Months ended June 30, (Unaudited)

2006	$1.00	$0.02	$0.02	$(0.02)	$(0.02)	$1.00	2.12%	$212,031	0.50	% (c)(e)	4.28	% (c)(d)	0.72	% (c)(e)
For the Years ended December 31,

2005	1.00	0.03	0.03	(0.03)	(0.03)	1.00	2.75	222,194	0.55		2.65		0.55
2004	1.00	0.01	0.01	(0.01)	(0.01)	1.00	0.91	264,679	0.52		0.88		0.52
2003	1.00	0.01	0.01	(0.01)	(0.01)	1.00	0.80	377,155	0.53		0.82		0.53
2002	1.00	0.02	0.02	(0.02)	(0.02)	1.00	1.66	704,805	0.45		1.63		0.45
2001	1.00	0.04	0.04	(0.04)	(0.04)	1.00	4.28	604,657	0.36		4.11		0.36

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value. Returns for periods less than one full year are not annualized. The Goldman Sachs Money Market Fund first began operations as the Allmerica Money Market Fund (the “Predecessor AIT Fund”) of the Allmerica Investment Trust. On January 9, 2006, the Predecessor AIT Fund was reorganized as a new portfolio of the Goldman Sachs Variable Insurance Trust. Performance prior to January 9, 2006 is that of the Predecessor AIT Fund. Total return information of the Predecessor AIT Fund is provided in the above table because the Predecessor AIT Fund is considered the accounting survivor of the reorganization. As part of the reorganization, the Predecessor AIT Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor AIT Fund reorganized into had investment policies which were not identical to the Predecessor AIT Fund.
(c)	Annualized.
(d)	Ratio of Net Investment Income assuming no expense reductions is 4.06%.
(e)	Expense ratio includes the affect of the operating expenses of the Predecessor Fund prior to Reorganization.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements

June 30, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Government Income Fund and Goldman Sachs Money Market Fund (collectively, the “Funds” or individually a “Fund”) that were newly organized investment portfolios of the Trust that commenced investment operations on January 9, 2006. The respective Funds are the accounting successors to investment portfolios of Allmerica Investment Trust (“AIT”), which were reorganized into the Funds as follows: AIT Select Capital Appreciation Fund into the Goldman Sachs Growth Opportunities Fund, AIT Equity Index Fund into the Goldman Sachs Equity Index Fund, AIT Select Investment Grade Income Fund into the Goldman Sachs Core Fixed Income Fund, AIT Government Bond Fund into the Goldman Sachs Government Income Fund and the AIT Money Market Fund into the Goldman Sachs Money Market Fund. Each Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are accreted and amortized to interest income (loss) over the expected life of the security with a corresponding adjustment in the cost basis of that security.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually for the Growth Opportunities and Equity Index Funds, quarterly for the Core Fixed Income and Government Income Funds and daily for the Money Market Fund. Capital gains distributions, if any, are declared and paid annually for all Funds.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and the sale and holdings of investments; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

F. Segregation Transactions — As set forth in the prospectus, Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

G. Forward Foreign Currency Exchange Contracts — The Core Fixed Income Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2006, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

H. Futures Contracts — The Funds, except for the Money Market Fund, may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the last bid price, a Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of a Fund’s strategies and potentially result in a loss.

I. Forward Commitments — The Growth Opportunities, Core Fixed Income, Government Income and Money Market Funds may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”). If the Funds do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds generally will enter into forward commitments with the intention of acquiring securities for their portfolios, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

J. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

K. Forward Sales Contracts — The Core Fixed Income and Government Income Funds may enter into forward security sales of mortgage-backed securities in which the Funds sell securities in the current month for delivery of securities, defined by pool-stipulated characteristics, on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

L. Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds for which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations. TIPS are backed by the full faith and credit of the U.S. Government.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

3. AGREEMENTS

Effective January 9, 2006, GSAM, an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), assumed the role of investment adviser pursuant to an Investment Management Agreement. (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”), computed daily and payable monthly, equal to an annual percentage rate of the Funds’ average daily net assets.
     The Management Agreements for the following Funds provide for Management fees at annual rates equal to the following percentages of the average daily net assets of the Funds:

	Management Fee	Average Daily
Fund	Annual Rate	Net Assets

Growth Opportunities	1.00%	First $2 Billion
	0.90%	Over $2 Billion

Core Fixed Income	0.40%	First $1 Billion
	0.36%	Next $1 Billion
	0.34%	Over $2 Billion

Government Income	0.54%	First $1 Billion
	0.49%	Next $1 Billion
	0.47%	Over $2 Billion

     The Management Agreement for the Equity Index Fund provides for a Management fee at an annual rate equal to 0.30% of the Fund’s average daily net assets. If the Fund’s average daily net assets exceed $400 million, 0.10% of the Management fee will be waived on a voluntary basis. If the Fund’s average daily net assets are between $300 million and $400 million, 0.05% of the Management fee will be waived on a voluntary basis. If the Fund’s average daily net assets are less than $300 million, 0% of the Management fee will be waived. These waivers may be modified or terminated at any time without shareholder approval.

     As authorized by the Management Agreement, GSAM has entered into a Sub-advisory Agreement with SSgA Funds Management, Inc. (“SSgA”) who serves as the sub-adviser to the Equity Index Fund and provides the day-to-day advice regarding the Fund’s portfolio transactions. As compensation for its services, SSgA is entitled to a fee, computed daily and payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.03% on the first $50 million, 0.02% on the next $200 million, 0.01% on the next $750 million and 0.008% over $1 billion.
     The Management Agreement for the Money Market Fund provides for a Management fee at an annual rate equal to 0.35% of the Fund’s average daily net assets.
     Prior to January 9, 2006, Allmerica Financial Investment Management Services, Inc., a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company, served as investment manager and administrator to the Trust. Under the terms of the management agreement, the Funds paid a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

	Percentage of Average Daily Net Assets

	First	Next	Next	Next	Next	Over
Fund	$100,000,000	$150,000,000	$250,000,000	$250,000,000	$250,000,000	$1,000,000,000

Growth Opportunities	1.00%	0.90%	0.80%	0.70%	0.70%	0.65%
Government Income	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Money Market	0.35%	0.30%	0.30%	0.25%	0.20%	0.20%

GOLDMAN SACHS VARIABLE INSURANCE TRUST

3. AGREEMENTS (continued)

	First	Next	Over
Fund	$50,000,000	$200,000,000	$250,000,000

Equity Index	0.35%	0.30%	0.25%

	First	Next	Over
Fund	$50,000,000	$50,000,000	$100,000,000

Core Fixed Income	0.50%	0.45%	0.40%

In connection with the reorganization of the Funds of the Allmerica Investment Trust in January 2006, the Investment Adviser has contractually agreed to reimburse the following Funds as necessary to limit the total annual operating expenses of the Funds to the following levels until June 2007:

Fund

Growth Opportunities	1.144%

Equity Index	0.404%

Core Fixed Income	0.544%

Government Income	0.684%

Money Market	0.494%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management Fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. GSAM has agreed to maintain this expense limitation reduction on a voluntary basis. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2006, the Other Expense limitations for Growth Opportunities Fund, Equity Index Fund, Core Fixed Income Fund, Government Income Fund, and Money Market Fund as an annual percentage rate of average daily net assets to 0.004% 0.064%, 0.004%, 0.004%, and 0.004%, respectively.

     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.04% of the average daily net assets of the Funds. Goldman Sachs serves as the distributor of the Funds’ Shares at no cost to the Funds.
     The Trust has adopted, on behalf of the Service Shares of the Funds, a Distribution and Service plan (the “Plan”). Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of each Fund’s average daily net assets attributable to Service Shares. GSAM has voluntarily agreed to waive distribution and Service fees for Service Shares so as not to exceed 0.10% for each of the Growth Opportunities, Equity Index, Core Fixed Income, Government Income and Money Market Funds. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

3. AGREEMENTS (continued)

     For the six months ended June 30, 2006, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. For the six months ended June 30, 2006, expense reductions were as follows (in thousands):

	Fee Waivers
			Custody		Total
	Management	Distribution and	Fee	Other Expense	Expense
Fund	Fees	Service Fees	Reduction	Reimbursement	Reductions

Growth Opportunities	$—	$184	$—	$87	$271

Equity Index	213	335	2	22	572

Core Fixed Income	—	227	3	153	383

Government Income	—	70	—	117	187

Money Market	—	158	1	80	239

     At June 30, 2006, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Growth Opportunities	$188	$19	$7	$214

Equity Index	71	36	14	121

Core Fixed Income	99	24	10	133

Government Income	41	8	3	52

Money Market	65	18	7	90

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2006, were as follows:

			Sales and	Sales and
		Purchase	Maturities of	Maturities
	Purchases of	(Excluding	U.S. Government	(Excluding U.S.
	U.S. Government and	U.S. Government and	and Agency	Government and
Fund	Agency Obligations	Agency Obligations)	Obligations	Agency Obligations)

Growth Opportunities	$—	$296,775,923	$—	$335,587,423

Equity Index	—	11,239,551	—	75,897,117

Core Fixed Income	342,728,863	95,098,737	191,587,075	129,176,621

Government Income	162,575,426	8,361,803	135,184,138	11,294,994

Money Market	—	—	—	—

     For the six months ended June 30, 2006, Goldman Sachs earned approximately $372 and $3,586 of brokerage commissions from portfolio transactions executed on behalf of the Growth Opportunities and Equity Index Funds, respectively.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amount earned by the Funds for the six months ended June 30, 2006, is reported parenthetically on the Statement of Operations. A portion of this amount, $1,200 represents compensation earned by the Growth Opportunities Fund from lending its securities to Goldman Sachs. For the six months ended June 30, 2006, BGA earned approximately $1,000 and $1,300 in fees as securities lending agent for the Growth Opportunities and Equity Index Funds, respectively. At June 30, 2006, the Growth Opportunities and Equity Index Funds loaned securities having a market value of $10,693,260 and $845,616 collateralized by cash in the amount of $10,962,000 and $868,350, respectively. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Funds did not have any borrowings under this facility.

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2005, the Funds’ capital loss carryforwards were as follows. Expiration occurs on December 31 of the year indicated.

	Growth
	Opportunities	Equity Index	Core Fixed Income	Government Income

Capital loss carryforward:
Expiring 2007	$—	$12,212,844	$—	$—
Expiring 2008	427,851	62,715,062	—	—
Expiring 2009	—	13,380,657	—	—
Expiring 2010	—	17,675,562	—	—
Expiring 2011	—	16,843,955	—	—
Expiring 2012	—	7,271,316	1,472,715	1,242,253
Expiring 2013	—	—	657,789	1,135,876

Total capital loss carryforward	$427,851	$130,099,396	$2,130,504	$2,378,129

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

7. TAX INFORMATION (continued)

At June 30, 2006, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth
	Opportunities	Equity Index	Core Fixed Income	Government Income

Tax Cost	$250,227,839	$374,664,306	$313,031,273	$104,833,773

Gross unrealized gain	16,863,397	81,651,733	384,658	38,850
Gross unrealized loss	(27,237,369)	(26,148,163)	(7,892,101)	(14,484,207)

Net unrealized security gain (loss)	$(10,373,972)	$55,503,570	$(7,507,443)	$(14,445,357)

The amortized cost for the Money Market Fund stated in the accompanying statements of assets and liabilities also represents aggregate cost for U.S. federal income tax purposes.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark-to market gains on futures and forward foreign currency contracts recognized for tax purposes and differing treatment of amortization of market premium.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Funds, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.
     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Funds is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

New Accounting Pronouncement — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

The Growth Opportunities, Equity Index, Government Income, Core Fixed Income and Money Market Funds are newly-organized investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”) that commenced investment operations on January 9, 2006. The respective Funds are the accounting successors to investment portfolios of Allmerica Investment Trust, which were reorganized into the Funds.

In connection with the Funds’ organization, the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Funds, and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and SSgA Funds Management, Inc. (the “Sub-Adviser”) for the Equity Index Fund, were approved by the Trustees, including all of the Trustees who are not parties to the Management Agreements or the Sub-Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on August 4, 2005 (the “2005 Meeting”), The Management Agreements and the Sub-Advisory Agreement were subsequently re-approved by the Trustees, including all of the Independent Trustees, at a meeting held on June 15, 2006 (the “Annual Contract Meeting”) for an annual period ending June 30, 2007. (The 2005 Meeting and the Annual Contract Meeting are sometimes referred to as the “Meetings.”)

At the 2005 Meeting, the Trustees reviewed the Management Agreements and the Sub-Advisory Agreement as they applied to the respective Funds, including information regarding the terms of the Management Agreements and the Sub-Advisory Agreement; the fees and expenses to be paid by the Funds; the spread between the Investment Adviser’s management fee for the Equity Index Fund and the Sub-Adviser’s sub-advisory fee for that Fund; the Investment Adviser’s proposal to reimburse certain expenses of the Funds that exceed a specified level; the Investment Adviser’s proposal to waive voluntarily a portion of its management fee with respect to the Equity Index Fund; other benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Funds; and a comparison of the Funds’ fees and expenses with those paid by other similar mutual funds.

In connection with the Meetings, the Trustees received written materials and oral presentations provided by the Investment Adviser and Sub-Adviser, and were advised by their independent legal counsel regarding their responsibilities under applicable law. The Trustees also reviewed, with the advice of legal counsel, their responsibilities under applicable law and met in executive session without representatives of the Investment Adviser and Sub-Adviser present. In evaluating the Management Agreements at the Meetings, the Trustees relied upon their knowledge of the Investment Adviser resulting from their meetings and other interactions throughout the year.

In connection with their approval of the Management. Agreements and Sub-Advisory Agreement for the Funds at the Meetings, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser and Sub-Adviser. In this regard, the Trustees considered both the investment advisory services and the other non-advisory services provided by the Investment Adviser and its affiliates for the Funds. These services included services as the Funds’ transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser would receive compensation in connection with the execution of the Funds’ portfolio securities transactions. The Trustees concluded that the Investment. Adviser was able to provide quality services to the Funds. In this regard, the Trustees noted that, although the Funds were new and had not been managed previously by the Investment Adviser, the Investment Adviser did have past experience in managing other similar investment portfolios. The Trustees believed that the investment returns of these other portfolios had been within a competitive range.

With regard to the Equity Index Fund, the Trustees also considered the benefits that affiliates of the Sub-Adviser would receive for providing other services to the Funds, including services as the custodian and accounting agent. In addition, the Trustees considered, among other things, the Sub-Adviser’s experience in index investing and its compliance policies and procedures and code of ethics. The Trustees also considered the investment performance of other similar clients managed by the Sub-Adviser. The Trustees believed that the Sub-Adviser had been able to track the investment returns of the S&P 500 Index for its other clients. The Trustees believed that the Sub-Adviser was able to provide quality services to the Equity Index Fund.

The Board of Trustees also considered the contractual fee rates payable by the Funds under the Management Agreements and the contractual fee rates payable by the Investment Adviser under the Sub-Advisory Agreement. In this regard, information on the fees paid by the Funds and the Funds’ projected total operating expense ratios were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were compiled by a third-party provider of mutual fund data (the “Outside Data Provider”). More particularly, the analyses compared the Funds’ management fees and projected expenses to relevant peer groups and category medians. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees payable by the Funds.

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

In addition, in connection with the approval of the Management Agreements at the 2005 Meeting, the Board approved the breakpoints in the contractual management fee rate at the following annual percentages of the average daily net assets of the Government Income Fund, Core Fixed Income Fund and Growth Opportunities Fund:

	Government	Core Fixed
	Income Fund	Income Fund

Up to $1 billion	0.54%	0.40%
Next $1 billion	0.49	0.36
Over $2 billion	0.47	0.34

Growth
Opportunities
Fund

First $2 billion	1.00%
Over $2 billion	0.90

The Trustees also considered and approved the following breakpoints in the contractual fee rate in the Sub-Advisory Agreement:

Equity Index Fund
(Sub-Advisory Fee)

First $50 million	0.03%
Next $200 million	0.02
Next $750 million	0.01
Over $1 billion	0.008

In approving these fee breakpoints, the Trustees considered information regarding potential economies of scale, and whether the Funds and their shareholders would participate in the benefits of these economies. In this regard, the Trustees considered the Funds’ projected assets, the Investment Adviser’s and Sub-Adviser’s anticipated expenses and the fee comparisons that had been provided. The Trustees noted again that the Funds were new and that the costs of the Investment Adviser and Sub-Adviser in providing its services, and the related profitability information, would be reviewed periodically by the Trustees. The Trustees agreed that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels. The Trustees also noted the Investment Adviser’s voluntary undertaking to limit the Funds’ total expense ratios (excluding certain expenses) to specified levels. This voluntary undertaking was in addition to the Investment Adviser’s contractual agreement to reimburse the Funds as necessary to limit the total annual operating expenses of their Service Shares to a specified level until June 2007.

In addition, with respect to the Equity Index Fund, the Trustees noted that the management fee rates of the Investment Advisor did not have breakpoints. Regarding the Equity Index Fund, however, the Trustees considered both the Investment Adviser’s voluntary management fee waiver and that Fund’s future growth prospects. With respect to the Money Market Fund, the Trustees considered the Fund’s relatively lower asset level as compared to many other money market funds. Furthermore, with respect to all of the Funds, the Trustees considered information relating to the Investment Adviser’s past revenues and costs with respect to the Trust and its investment portfolios.

At the Meetings, the Trustees also considered the other benefits that would be derived by the Investment Adviser and its affiliates from the Funds as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services that may be received by the Investment Adviser in connection with the placement of brokerage transactions for the Funds. In addition, as noted the Trustees considered the benefits received by affiliates of the Sub-Adviser for providing other services to the Funds, including services as the custodian and accounting agent.

After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded at the 2005 Meeting, and again at the Annual Contract Meeting, that the management fees payable by the Funds, and the fee payable to the Sub-Adviser by the Investment Adviser with respect to the Equity Index Fund, were reasonable in light of the services to be provided by the Investment Adviser and Sub-Adviser and the Funds’ reasonably foreseeable asset levels, and that the Management Agreements and the Sub-Advisory Agreement should be approved and continued.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006

          As a shareholder of Service Shares of the Funds you incur these types of costs: ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

          Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

          Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only, as a shareholder of a Fund you do not incur any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Growth Opportunities Fund			Equity Index Fund

			Expenses Paid			Expenses Paid
	Beginning	Ending	for the 6	Beginning	Ending	for the 6
	Account Value	Account Value	months ended	Account Value	Account Value	months ended
Share Class	1/1/06	6/30/06	6/30/06*	1/1/06	6/30/06	6/30/06*

Service
Actual	1,000.00	985.00	5.71	1,000.00	1,024.80	2.11
Hypothetical 5% return	1,000.00	1,019.03 +	5.81	1,000.00	1,022.72 +	2.11

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Core Fixed Income Fund			Government Income Fund			Money Market Fund

			Expenses Paid			Expenses Paid			Expenses Paid
	Beginning	Ending	for the 6	Beginning	Ending	for the 6	Beginning	Ending	for the 6
	Account Value	Account Value	months ended	Account Value	Account Value	months ended	Account Value	Account Value	months ended
Share Class	1/1/06	6/3/06	6/30/06*	1/1/06	6/30/06	6/30/06*	1/1/06	6/30/06	6/30/06*

Service
Actual	1,000.00	991.60	2.72	1,000.00	994.90	3.41	1,000.00	1,021.20	2.51
Hypothetical 5% return	1,000.00	1,022.04 +	2.76	1,000.00	1,021.75 +	3.46	1,000.00	1,022.31 +	2.51

*	Expenses for each share class are calculated using the Funds’ annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 06/30/06. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were as follows:

Fund	Service

Growth Opportunities	1.16%
Equity Index	0.42
Core Fixed Income	0.55
Government Income	0.69
Money Market	0.50

+	Hypothetical expenses are based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses.

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter V. Bonanno, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio,which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust Funds.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2006

VITSAR/06-1234/08-06

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended June 30, 2006.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended June 30, 2006.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended June 30, 2006.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 (Accession Number 0000950123-04-0002976).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Variable Insurance Trust

Date: August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Variable Insurance Trust

Date: August 31, 2006

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Variable Insurance Trust

Date: August 31, 2006